                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]

         File No. 2-99222

         Pre-Effective Amendment No. ____

         Post-Effective Amendment No._40_                           [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

         File No. 811-4363

         Amendment No._41_

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY GOVERNMENT INCOME TRUST
               __________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                             American Century Tower
                     4500 Main Street, Kansas City, MO 64111
                    ________________________________________
                    (Address of Principal Executive Offices)

         Registrant's Telephone Number, including Area Code:  (816) 531-5575

         David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
                     (Name and Address of Agent for Service)

          Approximate Date of Proposed Public Offering: August 1, 2000

It is proposed that this filing become effective:

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on August 1, 2000 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
--------------------------------------------------------------------------------

Your
AMERICAN CENTURY
prospectus

Capital Preservation Fund
Government Agency Money Market Fund
Short-Term Treasury Fund
Intermediate-Term Treasury Fund
Long-Term Treasury Fund
Inflation-Adjusted Treasury Fund
Short-Term Government Fund
GNMA Fund

                                                                 INVESTOR CLASS
                                                                 AUGUST 1, 2000

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                      TELLS YOU OTHERWISE IS COMMITTING A CRIME

                                                    Funds Distributor, Inc. and
                                                    American Century Investment
                                                   Services, Inc., Distributors

                                               [american century logo (reg. sm)]
                                                                        American
                                                                         Century

Dear Investor,

Planning and maintaining  your investment  portfolio is a big job.  However,  an easy-to-understand  Prospectus can make your work a lot less  daunting.  We hope you'll find this Prospectus easy to understand,  and more  importantly,  that it gives you  confidence in the  investment  decisions you have made or are soon to make.

As you  begin  to read  through  this  Prospectus,  take a look at the  table of contents to  understand  how it is  organized.  The first four  sections  take a close-up look at the funds.

An Overview of the Funds - Learn about fund goals, strategies and risks, and who may or may not want to invest.

Fund Performance History - See how the funds performed from year to year.

Fees and  Expenses  - Find out about  fund  management  fees and other  expenses associated with investing.

Objectives,  Strategies  and Risks - Take a more  detailed look at the principal investment  objectives,  strategies  and risks  presented in the Overview of the
Funds section.

As you continue to read, the Management  section will acquaint you with the fund management team, and Investing with American Century gives an overview about how to invest and manage your account.

Share Price and  Distributions,  Taxes,  and  Financial  Highlights  wrap up the
Prospectus with important financial  information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central
time. Give us a call at 1-800-345-2021.

Sincerely,

/*/Mark Killen
Mark Killen
Senior Vice President
American Century Investment Services, Inc.

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                        [american century logo (reg. sm)]
                                    American
                                    Century

                                American Century
                                   Investments

                                P.O. Box 419200
                                 Kansas City, MO

                                   64141-6200

     Capital Preservation Fund

     Government Agency Money Market Fund ..................................   10
     Short-Term Treasury Fund
     Intermediate-Term Treasury Fund

[left sidebar]
Throughout  this  book  you'll  find  definitions  of key  investment  terms and phrases. When you see a word printed in blue italics, look for its definition in the left margin.

[graphic of pointing finger]
This symbol highlights special information and helpful tips.

                                    American Century Investments

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek income and investment returns by investing in various types of
U.S. government securities.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds  invest  most of their  assets in DEBT  SECURITIES  issued by the U.S.
government or its agencies or  instrumentalities.  The following chart shows the differences  among the funds' primary  investments  and principal  risks.  It is designed to help you compare these funds with each other;  it should not be used to compare these funds with other mutual funds.  A more detailed  description of the funds' investment strategies and risks begins on page 10.

Fund                    Primary Investments                     Principal Risks
------------------------------------------------------------------------------------------
Capital                 Short-term U.S.Treasury securities      Lowest credit risk
Preservation            that mature in 397 days or less         Lowest interest rate risk
------------------------------------------------------------------------------------------
Government Agency       Short-term U.S. government securities   Low credit risk
Money Market            that mature in 397 days or less         Lowest interest rate risk
------------------------------------------------------------------------------------------
Short-Term              U.S. Treasury securities                Very low credit risk
Treasury                that mature in three years or less      Low interest rate risk
------------------------------------------------------------------------------------------
Intermediate-Term       U.S. Treasury securities                Very low credit risk
Treasury                that mature in three years or more      Moderate interest rate risk
------------------------------------------------------------------------------------------
Long-Term               U.S. Treasury securities that           Very low credit risk
Treasury                mature in 10 years or more              High interest rate risk
------------------------------------------------------------------------------------------
Inflation-Adjusted      Inflation-indexed                       Very low credit risk
Treasury                U.S. Treasury securities                Moderate interest rate risk
------------------------------------------------------------------------------------------
Short-Term              U.S. government securities              Low credit risk
Government              that mature in three years or less      Low interest rate risk
                                                                Prepayment risk
------------------------------------------------------------------------------------------
GNMA                    Ginnie Maes, which are                  Very low credit risk
                        mortgage-backed securities              Moderate interest rate risk
                        issued by the Government                Prepayment risk
                          National Mortgage Association

As with all funds,  at any given time your shares may be worth more or less than the price  you paid for  them.  As a result,  it is  possible  to lose  money by investing  in the  funds.  As  money  market  funds,  Capital  Preservation  and
Government  Agency  Money  Market seek to maintain a stable asset value of $1.00 per share.  However,  neither these funds, nor any other money market funds, can guarantee you won't lose money by investing in them.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you

*  are seeking current income

*  prefer a relatively safe investment over one that may provide better long-term investment returns

*  are seeking diversification by investing in a fixed-income mutual fund

*  are comfortable with the funds' other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  investing for long-term growth

*  looking for the added security of FDIC insurance

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DEBT  SECURITIES  include   fixed-income   investments  such  as  notes,  bonds,
commercial paper and U.S. Treasury bills.

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An  investment  in the funds is not a bank  deposit,  and it is not  insured  or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government  agency.  Although the money market funds (Capital  Preservation  and
Government Agency Money Market) seek to preserve the value of your investment at
$1.00 per share, it is possible to lose money by investing in them.

2       American Century Investments                             1-800-345-2021

FUND PERFORMANCE HISTORY

CAPITAL PRESERVATION FUND GOVERNMENT AGENCY MONEY MARKET FUND

Annual Total Returns(1)

The  following  bar chart shows the  performance  of the funds'  Investor  Class shares for each of the last 10 calendar  years.  It indicates the  volatility of the funds' historical returns from year to year.

[data in bar chart]
                                  1999   1998    1997    1996    1995    1994    1993    1992    1991    1990
Capital Preservation             4.42%   4.92%   4.97%   4.85%   5.32%   3.63%   2.65%   3.31%   5.62%   7.64%
Government Agency Money Market   4.73%   5.07%   5.07%   4.93%   5.50%   3.75%   2.68%   3.39%   6.01%   8.34%

(1)  As of June 30,  2000,  the end of the most  recent  calendar  quarter,  the funds' year-to-date returns were Capital Preservation, 5.00% and Government
     Agency Money Market, 5.33%.

The highest and lowest  quarterly  returns for the period  reflected  in the bar chart are:

                                      Highest                   Lowest
--------------------------------------------------------------------------------
Capital Preservation                  1.89% (2Q 1990)           0.63% (2Q 1993)
--------------------------------------------------------------------------------
Government Agency Money Market        2.06% (1Q 1990)           0.65% (2Q 1993)

Average Annual Total Returns

The  following  table  shows the  average  annual  total  returns  of the funds'
Investor  Class shares for the periods  indicated.  The benchmarks are unmanaged indices  that  have  no  operating  costs  and are  included  in the  table  for performance comparison.

For the calendar year ended December 31, 1999   1 year  5 years    10 years    Life of Fund(1)
----------------------------------------------------------------------------------------------
Capital Preservation                            4.42%   4.89%      4.72%       5.27%
90-Day Treasury Bill Index                      4.74%   5.11%      4.95%       6.98%(2)
----------------------------------------------------------------------------------------------
Government Agency Money Market                  4.73%   5.06%      4.93%       4.96%
90-Day Treasury Bill Index                      4.74%   5.11%      4.95%       4.95%(3)

(1)  The inception dates for the funds are: Capital Preservation, October 13,
     1972, and Government Agency Money Market, December 5, 1989.

(2)  Benchmark from October 31, 1972.

(3)  Benchmark from December 31, 1989.

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[graphic of pointing finger]
The  performance  information  on this page is  designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

[graphic of pointing finger]
For  current  performance  information,  including  yields,  please  call  us at
1-800-345-2021 or visit us at www.americancentury.com.

www.americancentury.com                   American Century Investments          3

FUND PERFORMANCE HISTORY

SHORT-TERM TREASURY FUND
INTERMEDIATE-TERM TREASURY FUND
LONG-TERM TREASURY FUN

Annual Total Returns(1)

The  following  bar chart shows the  performance  of the funds'  Investor  Class shares for each of the last 10 calendar  years or for each full calendar year in the life of a fund if less than 10 years.  It indicates  the  volatility  of the funds' historical returns from year to year.

[data from bar chart]
                              1999   1998    1997    1996    1995    1994    1993   1992    1991    1990
Short-Term Treasury           2.25%  6.44%   6.11%   4.12%   9.93%   0.15%   5.32%   N/A    N/A     N/A
Intermediate-Term Treasury   -2.05%  8.94%   8.38%   4.08%   13.70%  -2.34%  7.91%   6.55%  13.75%  9.20%
Long-Term Treasury           -8.70%  12.76%  14.76%  -1.36%  29.25%  -9.25%  17.64%  N/A    N/A     N/A

(1)  As of June 30,  2000,  the end of the most  recent  calendar  quarter,  the funds' year-to-date returns were Short-Term Treasury, 4.48%;  Intermediate-
     Term Treasury, 4.71% and Long-Term Treasury, 6.48%.

The highest and lowest  quarterly  returns for the period  reflected  in the bar chart are:

                               Highest                     Lowest
--------------------------------------------------------------------------------
Short-Term Treasury            3.14% (1Q 1995)             -0.54% (1Q 1994)
--------------------------------------------------------------------------------
Intermediate-Term Treasury     5.83% (3Q 1998)             -2.04% (1Q 1994)
--------------------------------------------------------------------------------
Long-Term Treasury             10.48% (2Q 1995)            -7.00% (1Q 1996)

[left margin]
[graphic of pointing finger]
The  performance  information  on this page is  designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

4        American Century Investments                             1-800-345-2021

Average Annual Total Returns

The  following  table  shows the  average  annual  total  returns  of the funds'
Investor  Class shares for the periods  indicated.  The benchmarks are unmanaged indices  that  have  no  operating  costs  and are  included  in the  table  for performance comparison.

For the calendar year December 31, 1999          1 year   5 years   10 years  Life of Fund(1)
---------------------------------------------------------------------------------------------
Short-Term Treasury                             2.25%     5.73%     N/A       4.68%
Salomon 1- to 3-Year Treasury Index(2)          3.04%     6.47%     N/A       5.36%(3)
Salomon 1- to 3-Year Treasury/Agency Index      3.10%     6.49%     N/A       5.37%(3)
---------------------------------------------------------------------------------------------
Intermediate-Term Treasury                     -2.05%     6.47%     6.67%     8.27%
Salomon 3- to 10-Year Treasury Index           -1.97%     7.08%     7.17%     9.24%(4)
---------------------------------------------------------------------------------------------
Long-Term Treasury                             -8.70%     8.53%     N/A       6.71%
Salomon Long-Term Treasury Index(5)            -8.71%     9.10%     N/A       7.64%(3)
Salomon Long-Term Treasury/Agency Index        -8.79%     9.09%     N/A       7.65%(3)

(1)  The inception  dates for the funds are:  Short-Term  Treasury and Long-Term
     Treasury, September 8, 1992; and Intermediate-Term Treasury, May 16, 1980.

(2)  The  fund's   benchmark   was  changed   from  the  Salomon  1-  to  3-Year
     Treasury/Agency  Index to the Salomon 1- to 3-Year Treasury Index, which we believe more accurately represents the fund's primarily Treasury focus.

(3)  Since August 31, 1992,  the date closest to the fund's  inception for which data are available.

(4)  Since May 31, 1980, the date closest to the fund's inception for which data are available.

(5)  The fund's benchmark was changed from the Salomon Long-Term Treasury/Agency
     Index to the  Salomon  Long-Term  Treasury  Index,  which we  believe  more accurately represents the fund's primarily Treasury focus.

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[graphic of pointing finger]

For  current  performance  information,  including  yields,  please  call  us at
1-800-345-2021 or visit us at www.americancentury.com.

www.americancentury.com                   American Century Investments        5

FUND PERFORMANCE HISTORY

INFLATION-ADJUSTED TREASURY FUND

Annual Total Returns(1)

The  following  bar chart shows the  performance  of the fund's  Investor  Class shares for each full  calendar  year in the life of the fund.  It indicates  the volatility of the fund's historical returns from year to year.

[data in bar chart]
                              1999    1998
Inflation-Adjusted Treasury   1.69%   3.45%

(1)  As of  June  30,  2000,  the  end  of the  most  recent  calendar  quarter,
     Inflation-Adjusted Treasury's year-to-date return was 6.32%.

The highest and lowest  quarterly  returns for the period  reflected  in the bar chart are:

                                    Highest                Lowest
--------------------------------------------------------------------------------
Inflation-Adjusted Treasury         4.09% (1Q 2000)        -0.37% (4Q 1998)

Average Annual Total Returns

The  following  table  shows the  average  annual  total  returns  of the fund's
Investor Class shares for the periods  indicated.  The benchmark is an unmanaged index that has no operating  costs and is included in the table for  performance comparison.

For the calendar year ended December 31, 1999    1 year      Life of Fund(1)
----------------------------------------------------------------------------
Inflation-Adjusted Treasury                      1.69%       2.13%
Salomon Inflation-Linked Index                   2.39%       2.98%(2)

(1)  The inception date for the fund is February 10, 1997.

(2)  Since February 28, 1997, the date closest to the fund's inception for which data are available.

[left margin]
[graphic of pointing finger]
The  performance  information  on this page is designed to help you see how fund returns can vary.  Keep in mind that past  performance  does not predict how the fund will perform in the future.

[graphic of pointing finger]
For  current  performance  information,  including  yields,  please  call  us at
1-800-345-2021 or visit us at www.americancentury.com.

6        American Century Investments                          1-800-345-2021

FUND PERFORMANCE HISTORY

SHORT-TERM GOVERNMENT FUND

Annual Total Returns(1)

The  following  bar chart shows the  performance  of the fund's  Investor  Class shares for each of the last 10 calendar  years.  It indicates the  volatility of the fund's historical returns from year to year.

                        1999    1998    1997    1996    1995     1994     1993    1992    1991     1990
Short-Term Government   1.87%   6.04%   6.02%   4.11%   10.51%   -0.49%   4.17%   4.39%   11.64%   7.53%

(1)  As of  June  30,  2000,  the  end  of the  most  recent  calendar  quarter,
     Short-Term Government's year-to-date return was 4.74%.

The highest and lowest  quarterly  returns for the period  reflected  in the bar chart are:

                                  Highest                  Lowest
-------------------------------------------------------------------------------
Short-Term Government             4.08% (4Q 1991)          -1.03% (1Q 1994)

Average Annual Total Returns

The  following  table  shows the  average  annual  total  returns  of the fund's
Investor Class shares for the periods  indicated.  The benchmark is an unmanaged index that has no operating  costs and is included in the table for  performance comparison.

For calendar year ended December 31, 1999    1 year   5 years  10 years  Life of Fund(1)
----------------------------------------------------------------------------------------
Short-Term Government                        1.87%    5.67%    5.52%     6.84%
Salomon 1- to 3-Year Treasury/Agency Index   3.10%    6.49%    6.58%     N/A(2)

(1)  The inception date for the fund is December 15, 1982.

(2)  Benchmark began January 1989.

[left margin]
[graphic of pointing finger]
The  performance  information  on this page is designed to help you see how fund returns can vary.  Keep in mind that past  performance  does not predict how the fund will perform in the future.

[graphic of pointing finger]
For  current  performance  information,  including  yields,  please  call  us at
1-800-345-2021 or visit us at www.americancentury.com.

www.americancentury.com                   American Century Investments        7

FUND PERFORMANCE HISTORY

GNMA FUND

Annual Total Returns(1)

The  following  bar chart shows the  performance  of the fund's  Investor  Class shares for each of the last 10 calendar  years.  It indicates the  volatility of the fund's historical returns from year to year.

[data from bar chart]
       1999    1998    1997    1996    1995     1994     1993    1992    1991     1990
GNMA   0.97%   6.33%   8.79%   5.21%   15.86%   -1.67%   6.59%   7.67%   15.56%   10.15%

(1)  As of June 30, 2000, the end of the most recent  calendar  quarter,  GNMA's year-to-date return was 3.93%.

The highest and lowest  quarterly  returns for the period  reflected  in the bar chart are:

                                  Highest                  Lowest
--------------------------------------------------------------------------------
GNMA                              5.41% (3Q 1991)          -2.39% (1Q 1994)

Average Annual Total Returns

The  following  table  shows the  average  annual  total  returns  of the fund's
Investor Class shares for the periods  indicated.  The benchmark is an unmanaged index that has no operating  costs and is included in the table for  performance comparison.

For the calendar year ended December 31, 1999   1 year   5 years  10 years   Life of Fund(1)
--------------------------------------------------------------------------------------------
GNMA                                            0.97%    7.32%    7.41%      8.14%
Salomon 30-Year GNMA Index                      2.01%    8.02%    7.91%      9.03%(2)

(1)  The inception date for the fund is September 23, 1985.

(2)  Since  September  30, 1985,  the date closest to the fund's  inception  for which data are available.

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[graphic of pointing finger]

The  performance  information  on this page is designed to help you see how fund returns can vary.  Keep in mind that past  performance  does not predict how the fund will perform in the future.

[graphic of pointing finger]
For  current  performance  information,  including  yields,  please  call  us at
1-800-345-2021 or visit us at www.americancentury.com.

8        American Century Investments                             1-800-345-2021

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Investor Class shares of other American Century funds

*  to redeem your shares

The following  table describes the fees and expenses you will pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                 Management  Distribution and       Other       Total Annual Fund
                                 Fee(1)      Service (12b-1) Fees   Expenses(2) Operating Expenses
---------------------------------------------------------------------------------------------------
Capital Preservation             0.48%       None                   0.00%       0.48%
---------------------------------------------------------------------------------------------------
Government Agency Money Market   0.48%       None                   0.00%       0.48%
---------------------------------------------------------------------------------------------------
Short-Term Treasury              0.51%       None                   0.00%       0.51%
---------------------------------------------------------------------------------------------------
Intermediate-Term Treasury       0.51%       None                   0.00%       0.51%
---------------------------------------------------------------------------------------------------
Long-Term Treasury               0.51%       None                   0.00%       0.51%
---------------------------------------------------------------------------------------------------
Inflation-Adjusted Treasury      0.51%       None                   0.00%       0.51%
---------------------------------------------------------------------------------------------------
Short-Term Government            0.59%       None                   0.00%       0.59%
---------------------------------------------------------------------------------------------------
GNMA                             0.59%       None                   0.00%       0.59%

(1)  Based on expenses  incurred  during the funds' most recent fiscal year. The funds have stepped-fee  schedules.  As a result,  the funds' management fee rates generally decrease as fund assets increase.

(2)  Other  expenses,  which  include  the  fees  and  expenses  of  the  funds'
     independent  trustees and their legal  counsel,  as well as interest,  were less than 0.005% for the most recent fiscal year.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds.  Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                                 1 year  3 years   5 years    10 years
-----------------------------------------------------------------------
Capital Preservation             $49     $154      $268       $603
-----------------------------------------------------------------------
Government Agency Money Market   $49     $154      $268       $603
-----------------------------------------------------------------------
Short-Term Treasury              $52     $163      $285       $640
-----------------------------------------------------------------------
Intermediate-Term Treasury       $52     $163      $285       $640
-----------------------------------------------------------------------
Long-Term Treasury               $52     $163      $285       $640
-----------------------------------------------------------------------
Inflation-Adjusted Treasury      $52     $163      $285       $640
-----------------------------------------------------------------------
Short-Term Government            $60     $189      $329       $736
-----------------------------------------------------------------------
GNMA                             $60     $189      $329       $736

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Use this example to compare the costs of  investing  in other funds.  Of course, your actual costs may be higher or lower.

www.americancentury.com                   American Century Investments       9

OBJECTIVES, STRATEGIES AND RISKS

CAPITAL PRESERVATION FUND
GOVERNMENT AGENCY MONEY MARKET FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The funds are money market funds that seek maximum safety and liquidity and seek to pay shareholders  the highest rate of return  consistent with this objective.
In  addition,  Government  Agency  Money  Market  seeks to  purchase  only those securities with income that will be exempt from state income tax.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The funds buy short-term money market securities issued by the U.S.Treasury that are  guaranteed  by the  direct  full  faith  and  credit  pledge  of  the  U.S.
government.

Government Agency Money Market also buys other short-term money market instruments issued by the U.S. government, its agencies and instrumentalities.
The U.S. government provides varying levels of financial support to these agencies and instrumentalities.

The funds may purchase  securities in a number of different  ways to seek higher rates of return.  For  example,  by using  when-issued  and  forward  commitment
transactions,   the  funds  may  purchase  securities  in  advance  to  generate additional income.

Additional information about the funds' investments is available in their annual and  semiannual  reports.  In these  reports you will find a  discussion  of the market  conditions and investment  strategies  that  significantly  affected the funds'  performance  during the most  recent  fiscal  period.  You may get these reports at no cost by calling us.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

The funds differ in the types of  securities  that they may buy, as shown in the table below.

Type of Security                Capital Preservation   Government Agency Money Market
--------------------------------------------------------------------------------------
U.S. Treasury                   Yes                    Yes
--------------------------------------------------------------------------------------
U.S. government agency          No                     Yes
--------------------------------------------------------------------------------------
U.S. government instrumentality No                     Yes

U.S. Treasury  securities are believed to be the safest securities  because they are  supported  by the  government's  full faith and credit  pledge (the highest credit  quality  available) and because they are the most widely traded and most liquid securities  investors can buy. Other types of U.S. government  securities do not necessarily feature the full faith and credit nor the liquidity of market that U.S.  Treasury  securities  do. On the other  hand,  other U.S.  government securities generally have higher yields than U.S. Treasury securities.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

Because  short-term  money market  instruments  are among the safest  securities available,  the  interest  they  pay  is  among  the  lowest  for  income-paying securities.  Accordingly,  the yield on these  funds  will  likely be lower than funds that invest in longer-term or lower-quality securities.

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Money market instruments have less than 397 days remaining until maturity.

10        American Century Investments                           1-800-345-2021

SHORT-TERM TREASURY FUND
INTERMEDIATE-TERM TREASURY FUND
LONG-TERM TREASURY FUN

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek the highest  level of current  income  exempt from state income tax. The Short-Term Treasury and  Intermediate-Term  Treasury funds also seek to maintain safety of capital.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The funds buy U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government.

The funds also may buy other securities issued by the U.S. government and its agencies and instrumentalities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities. Each fund may invest up to 35% of its total assets in these securities. In addition, the funds may buy only U.S. government securities with income that is exempt from state income tax.

The funds may purchase  securities in a number of different  ways to seek higher rates of return.  For  example,  by using  when-issued  and  forward  commitment
transactions,   the  funds  may  purchase  securities  in  advance  to  generate additional income.

Additional information about the funds' investments is available in their annual and  semiannual  reports.  In these  reports you will find a  discussion  of the market  conditions and investment  strategies  that  significantly  affected the funds'  performance  during the most  recent  fiscal  period.  You may get these reports at no cost by calling us.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

The funds  differ in the maturity of the debt  securities  they  purchase.  This difference is shown in the chart below.

                             Expected Weighted Average Maturity Range
---------------------------------------------------------------------
Short-Term Treasury          397 days - 3 years
---------------------------------------------------------------------
Intermediate-Term Treasury   3 - 10 years
---------------------------------------------------------------------
Long-Term Treasury           10 - 30 years

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

Because the funds have different  weighted  average  maturities,  each fund will respond  differently to changes in interest  rates.  Funds with longer  weighted average  maturities are more  sensitive to interest rate changes.  When interest rates rise, the funds' share values will decline,  but the share values of funds with longer weighted average maturities generally will decline further.

The funds'  share  values will  fluctuate.  As a result,  it is possible to lose money by investing in the funds. In general,  funds that have a higher potential gain have a higher potential loss.

                                Potential Income       Potential Loss
--------------------------------------------------------------------------------
Short-Term Treasury             Lower                  Lower
--------------------------------------------------------------------------------
Intermediate-Term Treasury      Moderate               Moderate
--------------------------------------------------------------------------------
Long-Term Treasury              Higher                 Higher

www.americancentury.com                   American Century Investments      11

INFLATION-ADJUSTED TREASURY FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Inflation-Adjusted   Treasury  seeks  total  return  and  inflation   protection
consistent with investment in U.S. Treasury inflation-adjusted securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund buys  inflation-indexed  U.S.  Treasury  securities  guaranteed  by the
direct   full  faith  and   credit   pledge  of  the  U.S.   government.   These
inflation-indexed securities are designed to protect the future purchasing power of the money invested in them.

The  fund  also  may buy  traditional  U.S.  Treasury  securities  that  are not inflation-indexed.

In  addition,  the  fund may buy  inflation-indexed  securities  issued  by U.S.
government agencies and government-sponsored  organizations. The fund may invest up to 35% of its total assets in these securities.

The fund may purchase  securities  in a number of different  ways to seek higher rates of return.  For  example,  by using  when-issued  and  forward  commitment transactions, the fund may purchase securities in advance to generate additional income.

Additional  information about the fund's  investments is available in its annual and  semiannual  reports.  In these  reports you will find a  discussion  of the market  conditions and investment  strategies  that  significantly  affected the fund's  performance  during the most  recent  fiscal  period.  You may get these reports at no cost by calling us.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Inflation-indexed  securities  offer a  return  linked  to  inflation.  They are designed to protect  investors  from a loss of value due to inflation.  However, inflation-indexed  securities  are still  subject  to the  effects of changes in market interest rates caused by factors other than inflation,  or so-called REAL
INTEREST RATES. Because  inflation-indexed  securities trade at prevailing real, or  after-inflation,  interest  rates,  changes in these rates affect the fund's share value.  Generally,  when real interest  rates rise, the fund's share value will decline. The opposite is true when real interest rates decline.

As with all funds, your shares of Inflation-Adjusted  Treasury may be worth more or less at any given time than the price you paid for them.  As a result,  it is possible to lose money by investing in the fund.

 [left margin]

The REAL  INTEREST RATE is the current  market  interest rate minus the market's inflation expectations.

12        American Century Investments                           1-800-345-2021

SHORT-TERM GOVERNMENT FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Short-Term  Government  seeks high current  income while  maintaining  safety of principal.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund buys short-term securities issued by the U.S. government and its agencies and instrumentalities, including mortgage-backed securities. The U.S.
government provides varying levels of financial support to these agencies and instrumentalities. The fund also may buy short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government.

The fund may purchase  securities  in a number of different  ways to seek higher rates of return.  For  example,  by using  when-issued  and  forward  commitment transactions, the fund may purchase securities in advance to generate additional income.

The weighted average maturity of the fund is expected to be three years or less.

Additional  information about the fund's  investments is available in its annual and  semiannual  reports.  In these  reports you will find a  discussion  of the market  conditions and investment  strategies  that  significantly  affected the fund's  performance  during the most  recent  fiscal  period.  You may get these reports at no cost by calling us.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Interest rate changes  affect the fund's share value.  Generally,  when interest rates rise,  the fund's  share  value will  decline.  The  opposite is true when interest  rates  decline.  This  interest  rate  risk is higher  for  Short-Term
Government than for funds that have shorter weighted average maturities, such as money market funds.

Short-Term  Government  invests in mortgage-backed  securities.  When homeowners refinance their mortgages to take advantage of declining  interest rates,  their existing  mortgages  are  prepaid.  The  mortgages,  which  back the  securities purchased by Short-Term  Government,  may be prepaid in this fashion.  When this happens,  the fund will be required to purchase new securities at current market rates,  which will usually be lower.  Because of this prepayment  risk, the fund may benefit less from declining interest rates than other short-term funds.

As with all funds,  your shares of  Short-Term  Government  may be worth more or less at any given  time than the  price  you paid for them.  As a result,  it is possible to lose money by investing in the fund.

www.americancentury.com                   American Century Investments      13

GNMA FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

GNMA  seeks  high  current  income  while  maintaining  liquidity  and safety of principal by investing primarily in GNMA certificates.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund primarily buys certificates  issued by the Government National Mortgage
Association (GNMA).  Unlike many other  mortgage-backed  securities,  the timely payment of principal and interest on these  certificates  is guaranteed by GNMA.
GNMA's  payment  guarantee  is  stronger  than most other  government  agencies'
because it is backed by the full faith and credit of the U.S.  government.  This means that the fund  receives  its share of payments  regardless  of whether the ultimate borrowers make their payments.

The fund also may buy U.S. government securities. The U.S. government and its agencies and instrumentalities issue these securities. These securities include mortgage-backed securities. The U.S. government's financial support of these agencies and  instrumentalities varies.

The fund may purchase  securities  in a number of different  ways to seek higher rates of  return.  For  example,  the fund may  purchase  securities  in advance through when-issued and forward commitment transactions.

Additional  information about the fund's  investments is available in its annual and  semiannual  reports.  In these  reports you will find a  discussion  of the market  conditions and investment  strategies  that  significantly  affected the fund's  performance  during the most  recent  fiscal  period.  You may get these reports at no cost by calling us.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected.  Generally, when interest rates rise,  the fund's share value will decline.  The opposite is true when  interest  rates  decline.  This interest rate risk is higher for GNMA than for funds that have  shorter  weighted  average  maturities,  such as money market funds.

GNMA invests in  mortgage-backed  securities.  When  homeowners  refinance their mortgages  to  take  advantage  of  declining  interest  rates,  their  existing mortgages are prepaid.  The mortgages,  which back the  securities  purchased by
GNMA, may be prepaid in this fashion.  Because of this prepayment risk, the fund may benefit less from declining interest rates than other short-term funds.

As with all  funds,  your  shares of GNMA may be worth more or less at any given time than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

14      American Century Investments                             1-800-345-2021

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt  security,  also called a fixed-income  security,  it is essentially  lending money to the security's issuer.  Notes,  bonds,  commercial paper and debentures are examples of debt securities. After the debt security is first  sold by the  issuer,  it may be bought and sold by other  investors.  The price of the security may rise or fall based on many factors,  including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which securities help a fund meet its maturity requirements

*  identifying securities that satisfy a fund's credit quality standards

*  evaluating the current economic conditions and assessing the risk of inflation

*  evaluating special features of the securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities  eventually must be repaid,  or refinanced,  at some date.  This date is called the maturity  date. The number of days left to a debt  security's  maturity date is called the remaining  maturity.  The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities,  the fund managers  calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio.  This average is  weighted  according  to the size of the fund's  individual  holdings  and is called WEIGHTED  AVERAGE  MATURITY.  The following chart shows how fund managers would  calculate  the weighted  average  maturity for a fund that owned only two debt securities.

                          Amount of        Percent of  Remaining     Weighted
                          Security Owned   Portfolio   Maturity      Maturity
-------------------------------------------------------------------------------
Debt Security A           $100,000         25%         1,000 days    250 days
-------------------------------------------------------------------------------
Debt Security B           $300,000         75%         10,000 days   7,500 days
-------------------------------------------------------------------------------
Weighted Average Maturity                                            7,750 days

TYPES OF RISK

The basic types of risk the funds face are described below.

INTEREST RATE RISK

Generally,  interest  rates and the prices of debt  securities  move in opposite directions.  When interest rates fall, the prices of most debt securities  rise;
when interest  rates rise,  prices fall.  Because the funds invest  primarily in debt securities,  changes in interest rates will affect the funds'  performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted  average  maturity of a particular fund. For example, when  interest  rates rise,  you can expect the share value of a long-term  bond fund to fall more than that of a  short-term  bond fund.  When rates  fall,  the opposite is true.

[left margin]

WEIGHTED  AVERAGE  MATURITY is a tool the fund managers use to  approximate  the remaining term to maturity of a fund's investment portfolio.

[graphic of pointing finger]
The longer a fund's  weighted  average  maturity,  the more  sensitive  it is to interest rate changes.

www.americancentury.com                   American Century Investments      15

When interest rates change, longer maturity bonds generally experience a greater change in price. The following table shows the likely effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity    Current Price   Price After 1% Increase   Change in Price
--------------------------------------------------------------------------------
1 year                $100.00         $99.06                    -0.94%
--------------------------------------------------------------------------------
3 years               $100.00         $97.38                    -2.62%
--------------------------------------------------------------------------------
10 years              $100.00         $93.20                    -6.80%
--------------------------------------------------------------------------------
30 years              $100.00         $88.69                    -11.31%

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high  credit  rating  indicates  a high  degree of  confidence  by the  rating organization  that  the  issuer  will  be able to  withstand  adverse  business, financial or economic  conditions,  and be able to make  interest and  principal payments on time.  Generally,  a lower credit rating indicates a greater risk of non-payment.  A lower rating also may indicate that the issuer has a more senior series of debt  securities,  which  means that if the  issuer  has  difficulties making  its  payments,  the  more  senior  series  of debt is  first in line for payment.

The fund  managers  do not  invest  solely on the basis of a  security's  credit rating; they also consider other factors,  including  potential returns.  Higher credit ratings  usually mean lower interest rate  payments,  so investors  often purchase  securities that aren't the highest rated to increase return. If a fund purchases lower-rated securities, it assumes additional credit risk.

LIQUIDITY RISK

Debt securities can become  difficult to sell, or less liquid,  for a variety of reasons,  such as lack of an active trading market.  The chance that a fund will have liquidity issues is called liquidity risk.

[left margin]
[graphic of pointing finger]

Credit quality may be lower
when the issuer has any of the following

* a high debt level
* a short operating history
* a senior level of debt
* a difficult, competitive environment
* a less stable cash flow

16      American Century Investments                             1-800-345-2021

A COMPARISON OF BASIC RISK FACTORS

The  following  chart  depicts the basic risks of investing in the funds.  It is designed to help you compare  these funds with each other;  it shouldn't be used to compare these funds with other mutual funds.

                                 Interest Rate Risk   Credit Risk   Liquidity Risk
----------------------------------------------------------------------------------
Capital Preservation             Lowest               Lowest        Very Low
----------------------------------------------------------------------------------
Government Agency Money Market   Lowest               Low           Very Low
----------------------------------------------------------------------------------
Short-Term Treasury              Low                  Very Low      Very Low
----------------------------------------------------------------------------------
Intermediate-Term Treasury       Moderate             Very Low      Very Low
----------------------------------------------------------------------------------
Long-Term Treasury               High                 Very Low      Very Low
----------------------------------------------------------------------------------
Inflation-Adjusted Treasury      Moderate             Very Low      Very Low
----------------------------------------------------------------------------------
Short-Term Government            Low                  Low           Very Low
----------------------------------------------------------------------------------
GNMA                             Moderate             Very Low      Very Low

The funds  engage in a variety of  investment  techniques  as they pursue  their investment objectives. Each technique has its own characteristics,  and may pose some  level of risk to the funds.  If you would  like to learn more about  these techniques,  please review the Statement of Additional Information before making an investment.

www.americancentury.com                   American Century Investments      17

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of  Trustees,  investment  advisor and fund  management  team play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees  oversees the  management  of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than two-thirds of the trustees are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment  advisor is American Century Investment  Management,  Inc.
The advisor has been managing  mutual funds since 1958 and is  headquartered  at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible  for managing the investment  portfolios of the funds and directing the purchase and sale of their investment securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the funds to operate.

For the  services it provided to the funds  during the most recent  fiscal year, the  advisor  received a unified  management  fee based on a  percentage  of the average net assets of the Investor  Class  shares of the funds.  The rate of the management  fee for each fund is determined  monthly on a  class-by-class  basis using a two-step  formula  that takes into  account the fund's  strategy  (money market,  bond or equity) and the total  amount of mutual fund assets the advisor manages.

The Statement of Additional  Information contains detailed information about the calculation  of the  management  fee.  Out of that  fee,  the  advisor  paid all expenses of managing and operating the funds except brokerage  expenses,  taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary  expenses.  A portion of the management fee may be paid by the funds' advisor to  unaffiliated  third parties who provide  recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor as a Percentage  of Average Net
Assets for the Most Recent Fiscal Year Ended March 31, 2000
--------------------------------------------------------------------------------
Capital Preservation                                      0.48%
--------------------------------------------------------------------------------
Government Agency Money Market                            0.48%
--------------------------------------------------------------------------------
Short-Term Treasury                                       0.51%
--------------------------------------------------------------------------------
Intermediate-Term Treasury                                0.51%
--------------------------------------------------------------------------------
Long-Term Treasury                                        0.51%
--------------------------------------------------------------------------------
Inflation-Adjusted Treasury                               0.51%
--------------------------------------------------------------------------------
Short-Term Government                                     0.59%
--------------------------------------------------------------------------------
GNMA                                                      0.59%

18      American Century Investments                             1-800-345-2021

THE FUND MANAGEMENT TEAMS

The advisor uses a team of portfolio managers,  assistant portfolio managers and analysts  to manage the  funds.  The teams meet  regularly  to review  portfolio holdings,  and discuss  purchase  and sale  activity.  Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers who lead each team are identified below.

Capital Preservation
Government Agency Money Market

BETH BUNNELL HUNTER

Ms.  Hunter,  Portfolio  Manager,  has been a member  of the teams  that  manage
Capital  Preservation and Government  Agency Money Market since joining American
Century in July 1999.  Before joining American  Century,  she worked for Calvert
Asset Management Company as a Portfolio Trading Analyst from 1994 to 1996 and as a Portfolio  Manager from 1996 to June 1999. She has a bachelor of arts from the
University of Washington.

DENISE TABACCO

Ms. Tabacco,  Portfolio Manager,  has been a member of the Capital  Preservation and  Government  Agency Money Market teams since May 1996.  She joined  American
Century in 1988, becoming a member of its portfolio  department in 1991. She has a bachelor's  degree in accounting from San Diego State University and an MBA in finance from Golden Gate University.

GNMA

CASEY COLTON

Mr. Colton, Vice President and Senior Portfolio Manager, has been a member of the GNMA team since January 1994. Mr. Colton joined American Century in 1990. He has a bachelor's degree in business administration from San Jose State
University and a master's degree from the University of Southern California. He is a Chartered Financial Analyst and a Certified Public Accountant.

Short-Term Treasury
Intermediate-Term Treasury

ROBERT V. GAHAGAN

Mr. Gahagan,  Vice President and Senior Portfolio Manager,  has been a member of the  Intermediate-Term  Treasury  team  since  January  1998 and the  Short-Term
Treasury  team  since  1996.  He  joined  American  Century  in  1983.  He has a bachelor's  degree in  economics  and an MBA from the  University  of Missouri -
Kansas City.

[left margin]
[graphic of pointing finger]

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar days.  In addition,  the Code of Ethics  requires  portfolio  managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

www.americancentury.com                   American Century Investments        19

Short-Term Government

DAVID W. SCHROEDER

Mr. Schroeder,  Senior Vice President and Senior Portfolio  Manager,  supervises the American Century  Government  Income Trust team and has been a member of the
Short-Term   Government   team  since   1995.   He  also  is  a  member  of  the
Intermediate-Term  Treasury,  Long-Term Treasury and Inflation-Adjusted Treasury
teams.  He joined  American  Century in 1990.  He holds a bachelor  of arts from
Pomona College.

MICHAEL J. SHEARER

Dr. Shearer, Vice President and  Director-Fixed-Income  Quantitative Strategies,
has been a member of the Short-Term  Government team since January 2000. He also is  responsible  for the  development  and  implementation  of all  fixed-income quantitative  strategies.  He joined American  Century in February 1998.  Before joining  American  Century,  he was Vice  President,  Quantitative  Research  at
Capital  Management  Sciences from November 1995 to February 1998. Prior to that he was  pursuing  and  received  a  doctorate  in applied  mathematics  from the
University of California - Los Angeles.  He also holds a bachelor's degree and a master's degree in applied mathematics from UCLA.

Long-Term Treasury
Inflation-Adjusted Treasury

DAVID W. SCHROEDER

Mr. Schroeder,  Senior Vice President and Senior Portfolio  Manager,  supervises the American Century  Government  Income Trust team and has been a member of the
Long-Term Treasury team since September 1992 and the Inflation-Adjusted Treasury team since its inception in February  1997. He joined  American  Century in July
1990. He has a bachelor of arts from Pomona College.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information  and the  investment  objectives  of the  funds  may not be  changed without a shareholder  vote. The Board of Trustees may change any other policies and investment strategies.

20     American Century Investments                             1-800-345-2021

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You  automatically  will have access to the services  listed below when you open your account.  If you do not want these  services,  see  Conducting  Business in
Writing.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of $100,000).  If you want to add services  later,  you can complete an Investor
Service Options form.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
BY TELEPHONE

Investor Relations 1-800-345-2021

Business, Not-For-Profit
and Employer-Sponsored
Retirement Plans 1-800-345-3533

Automated Information Line

1-800-345-8765

[graphic of telephone]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated  Information  Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated  Information  Line if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
ONLINE

www.americancentury.com

[graphic of computer]

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional  investment into an established  American  Century account if you have authorized us to invest from your bank account.

SELL SHARES

Not available.

--------------------------------------------------------------------------------
BY MAIL OR FAX

P.O. Box 419200
Kansas City, MO 64141-6200

Fax

816-340-7962

[graphic of envelope]

OPEN AN ACCOUNT

Send a  signed,  completed  application  and  check or money  order  payable  to
American Century Investments.

EXCHANGE SHARES

Send written  instructions  to exchange  your shares from one  American  Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment  slip or $250 without an investment slip. If you don't have an investment  slip,  include your name, address and account number on your check or money order.

SELL SHARES

Send written  instructions or a redemption  form to sell shares.  Call a Service
Representative to request a form.

www.americancentury.com                   American Century Investments       21

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce expenses and demonstrate respect for our environment,  we will deliver a single copy of most financial  reports and prospectuses to investors who share an address,  even if the accounts are registered  under different  names. If you would  like to  receive  separate  mailings,  please  call us and we will  begin individual delivery within 30 days. If you'd like to reduce mailbox clutter even more,  visit  www.americancentury.com  and sign up to receive these documents by email.  In most  cases,  we also will  deliver  account  statements  for all the investors in a household in a single envelope.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account,  you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.

--------------------------------------------------------------------------------
AUTOMATICALLY

[graphic of revolving arrows]

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written  instructions  to set up an automatic  exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic  investment  privilege,  you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account,  you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
BY WIRE

[graphic of pointing finger]
Please remember,  if you request  redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

[graphic of wire machine]

OPEN AN ACCOUNT

Call to set up your  account  or mail a  completed  application  to the  address provided  in the  "By  mail"  section.  Give your  bank the  following information to wire money.

* Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. 2804918
* The fund name

* Your American Century account number* * Your name * The contribution year (for
IRAs only) *For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

--------------------------------------------------------------------------------
IN PERSON

[graphic of person]

If you prefer to handle your  transactions in person,  visit one of our Investor
Centers  and a  representative  can help you open an  account,  make  additional investments, and sell or exchange shares.

4500 Main St.                         4917 Town Center Drive
Kansas City, Missouri                 Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday  8 a.m. to 6 p.m., Monday - Friday
                                      8 a.m. to noon, Saturday

1665 Charleston Road                  9445 East County Line Road, Suite A
Mountain View, California             Englewood, Colorado
8 a.m. to 5 p.m., Monday - Friday     8 a.m. to 6 p.m., Monday - Friday
                                      8 a.m. to noon, Saturday

22      American Century Investments                             1-800-345-2021

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:

-------------------------------------------------------------------------------
Individual or Joint                                    $2,500
-------------------------------------------------------------------------------
Traditional IRA                                        $1,000
-------------------------------------------------------------------------------
Roth IRA                                               $1,000
-------------------------------------------------------------------------------
Education IRA                                          $500
-------------------------------------------------------------------------------
UGMA/UTMA                                              $2,500
-------------------------------------------------------------------------------
403(b)                                                 $1,000(1)
-------------------------------------------------------------------------------
Qualified Retirement Plans                             $2,500((2))

(1)  American Century will waive the minimum if: (a) you contribute at least $50 a month in each fund you select or, (b) your plan contribution is less than
     $50 a month and is invested in one fund.

(2)  The minimum  investment  requirements  may be  different  for some types of retirement accounts.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your  redemption  activity  causes  your  account  balance  to fall below the minimum initial  investment  amount,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American Century will redeem the shares in the account and send the proceeds to your address of record.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of time, and each fund reserves the right to reject any specific  purchase order
(including purchases by exchange or conversion).  Additionally,  we may refuse a purchase if, in our judgment,  it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive,  short-term  (market timing) or other abusive  trading  practices may disrupt portfolio management  strategies and harm fund performance.  To minimize harm to the funds and their  shareholders,  we  reserve  the right to reject any purchase order (including  exchanges) from any investor we believe has a history of  abusive  trading  or  whose  trading,  in our  judgment,  has been or may be disruptive to a fund. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.  We also reserve the right to delay  delivery of your  redemption  proceeds--up  to seven days--or to honor certain redemptions with securities,  rather than cash, as described in the next section.

www.americancentury.com                   American Century Investments        23

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than  $250,000),  we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this  amount  in  readily  marketable  securities  instead  of  in  cash.  These securities would be selected from the fund's  portfolio by the fund managers.  A payment in  securities  can help the  fund's  remaining  shareholders  avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior notice. Also, if payment is made in securities,  a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on the fund and its remaining shareholders.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a  financial  intermediary  or a  retirement plan,  your ability to purchase,  exchange and redeem  shares will depend on the policies of that entity. Some policy differences may include

* minimum  investment  requirements * exchange  policies * fund choices * cutoff time for investments

Please  contact  your  financial  intermediary  or plan  sponsor  for a complete description  of its policies.  Copies of the funds' annual  reports,  semiannual reports  and  Statement  of  Additional  Information  are  available  from  your intermediary or plan sponsor.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's transfer agent. In some  circumstances,  American Century will pay the service provider a fee for performing those services.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

American Century has contracts with certain financial  intermediaries  requiring them to track  the time  investment  orders  are  received  and to  comply  with procedures  relating to the  transmission  of orders.  The funds have authorized these  intermediaries  to accept  orders on each fund's behalf up to the time at which the net asset value is  determined.  If those  orders are  transmitted  to
American  Century and paid for in  accordance  with the  contract,  they will be priced at the net asset value next determined  after your request is received in the form required by the intermediary on a fund's behalf.

[left margin]
[graphic of pointing finger]

Financial intermediaries include banks, broker-dealers,  insurance companies and investment advisors.

24      American Century Investments                             1-800-345-2021

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American  Century  determines  the NET ASSET  VALUE (NAV) of each fund as of the close of regular trading on the New York Stock Exchange  (usually 4 p.m. Eastern time) on each day the  Exchange  is open.  On days when the  Exchange  is closed
(including certain U.S.  holidays),  we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities  owned by non-money  market funds are not readily available, the advisor may determine their fair value in accordance with procedures  adopted by the funds' board.  The portfolio  securities of the money market funds are valued at amortized  cost.  This means that the  securities are initially valued at their cost when purchased.  After the initial purchase,  the difference  between the purchase  price and the known value at maturity  will be reduced  at a  constant  rate  until  maturity.  This  valuation  will  be  used regardless of the impact of interest  rates on the market value of the security.
The board has adopted  procedures to ensure that this type of pricing is fair to the funds' shareholders.

We will price your purchase,  exchange or redemption at the NAV next  determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require each fund to make  distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated  investment company means that the fund will not be subject to state or federal  income  tax on  amounts  distributed.  The  distributions  generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities.

Each money market fund  declares  and  reinvests  distributions  from net income daily. Each of the other funds declares  distributions from net income daily and pays these  distributions  monthly.  Each fund (except the money  market  funds)
generally pays  distributions  of capital gains,  if any, once a year usually in
December. A fund may make more frequent  distributions,  if necessary, to comply
with   Internal   Revenue  Code   provisions.   Distributions   are   reinvested
automatically in additional shares unless you choose another option.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective.  For example,  if you purchase shares on a day a distribution is declared,  you will not receive that distribution.  If you redeem shares, you will receive any distribution declared on the day you redeem.
If you redeem all shares, we will include any  distributions  received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions.  For  investors  investing  through  taxable  accounts,  we  will reinvest  distributions unless you elect to receive them in cash. Please consult your services guide for further information about distributions and your options for receiving them.

 [left margin]

A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

www.americancentury.com                   American Century Investments       25

TAXES

The tax  consequences  of  owning  shares of the funds  will vary  depending  on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have
received  or  capital  gains  they  have  generated   through  their  investment
activities.  Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account,  distributions by the fund and your sales of fund shares may cause you to be taxed on your investment.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends  and  interest,  or  capital  gains  generated  from  the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified  either as short term or long term and are taxed as follows:

Type of Distribution      Tax Rate for 15% Bracket   Tax Rate for 28% Bracket or Above
---------------------------------------------------------------------------------------
Short-term capital gains  Ordinary income rate       Ordinary income rate
---------------------------------------------------------------------------------------
Long-term capital gains   10%                        20%

The tax status of any  distributions  of capital gains is determined by how long the fund held the  underlying  security that was sold,  not by how long you have been  invested  in the fund,  or whether  you  reinvest  your  distributions  in additional shares or take them in cash. For taxable  accounts,  American Century will inform you of the tax status of fund  distributions  for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

Taxes on Transactions

Your  redemptions--including  exchanges  to other  American  Century  funds--are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax
identification   number  is  correct  and  that  you  are  not  subject  to  31%
withholding, we are required to withhold and pay 31% of dividends, capital gains distributions and redemptions to the IRS.

 [left margin]
[graphic of pointing finger]

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend  is that a fund's  portfolio  may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

 26       American Century Investments                           1-800-345-2021

MULTIPLE CLASS INFORMATION

American  Century  offers two classes of the funds:  Investor  Class and Advisor
Class.  The shares offered by this Prospectus are Investor Class shares and have
no  up-front  or  deferred  charges,   commissions,   or  12b-1  fees.   Capital
Preservation offers only an Investor Class of shares.

American  Century  offers  the  Advisor  class  of  shares   primarily   through
employer-sponsored   retirement  plans  or  through   institutions  like  banks,
broker-dealers and insurance  companies.  It has different fees, expenses and/or minimum  investment  requirements from the Investor Class. The difference in the fee structures between the classes is the result of their separate  arrangements for shareholder and  distribution  services and not the result of any difference in  amounts  charged  by the  advisor  for core  investment  advisory  services.
Accordingly,  the  core  investment  advisory  expenses  do not  vary by  class.
Different fees and expenses will affect performance.  For additional information concerning  the Advisor Class shares,  call us at  1-800-345-3533.  You also can contact a sales  representative or financial  intermediary who offers that class of shares.

Except as  described  below,  all classes of shares of the funds have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  and (d) each class may have different exchange privileges.

www.americancentury.com                  American Century Investments         27

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five fiscal years.

On a per-share basis, each table includes as appropriate

* share price at the beginning of the period
* investment income and capital gains or losses
* distributions of income and capital gains paid to investors
* share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses as a percentage of average net assets

*  NET INCOME RATIO - the net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activit

The  Financial  Highlights  for the fiscal years ended March 31, 2000,  1999 and
1998, have been audited by PricewaterhouseCoopers  LLP, independent accountants.
Their report is included in the funds' annual reports, which are incorporated by reference into the Statement of Additional  Information,  and are available upon request.  Prior years'  information was audited by other  independent  auditors, whose report also is  incorporated by reference into the Statement of Additional
Information.

28        American Century Investments                           1-800-345-2021

CAPITAL PRESERVATION FUND
Investor Class

For a Share Outstanding Throughout the Years Ended March 31

Per-Share Data

                                                                2000          1999          1998          1997          1996
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $1.00          $1.00         $1.00         $1.00         $1.00
                                                             -------       ---------     --------    ----------    -----------
Income From Investment Operations

  Net Investment Income                                          0.05          0.05          0.05          0.05          0.05
                                                             -------       ---------     --------    ----------    -----------
Distributions

  From Net Investment Income                                   (0.05)        (0.05)        (0.05)        (0.05)        (0.05)
                                                             -------       ---------     --------    ----------    -----------
Net Asset Value, End of Period                                 $1.00          $1.00         $1.00         $1.00         $1.00
                                                             =======      ==========     =========    ==========    ===========
  Total Return(1)                                               4.63%         4.72%         5.06%         4.82%         5.21%

Ratios/Supplemental Data

                                                                  2000          1999          1998          1997          1996
------------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(2)            0.48%          0.48%         0.49%         0.49%         0.51%
Ratio of Net Investment Income to Average Net Assets            4.51%          4.53%         4.90%         4.66%         5.07%
Net Assets, End of Period (in thousands)                   $3,350,237     $3,324,805    $3,144,584    $2,978,015    $3,077,558

(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

(2)  The ratios for years  ended March 31,  1997,  and March 31,  1996,  include expenses paid through expense offset arrangements.

www.americancentury.com                   American Century Investments      29

GOVERNMENT AGENCY MONEY MARKET FUND
Investor Class

For a Share Outstanding Throughout the Years Ended March 31

Per-Share Data

                                                         2000          1999          1998          1997      1996
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $1.00          $1.00         $1.00         $1.00     $1.00
                                                      --------      --------     ---------     ---------   ---------
Income From Investment Operations

  Net Investment Income                                   0.05          0.05          0.05          0.05      0.05
                                                      --------      --------     ---------     ---------   ---------
Distributions

  From Net Investment Income                            (0.05)        (0.05)        (0.05)        (0.05)    (0.05)
                                                      --------      --------     ---------     ---------   ---------
Net Asset Value, End of Period                          $1.00          $1.00         $1.00         $1.00     $1.00
                                                      ========      ========     =========     =========   =========
  Total Return(1)                                        4.98%         4.91%         5.14%         4.89%     5.35%

Ratios/Supplemental Data

                                                           2000          1999          1998          1997      1996
--------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(2)     0.48%          0.48%         0.51%         0.57%      0.51%
Ratio of Net Investment Income to Average Net Assets     4.88%          4.79%         5.02%         4.76%      5.20%
Net Assets, End of Period (in thousands)              $555,374       $527,842      $487,791      $470,759   $503,328

(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

(2)  The ratios for years  ended March 31,  1997,  and March 31,  1996,  include expenses paid through expense offset arrangements.

30   American Century Investments                            1-800-345-2021

SHORT-TERM TREASURY FUND
Investor Class

For a Share Outstanding Throughout the Years Ended March 31

Per-Share Data

                                                        2000          1999          1998          1997         1996
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $9.85        $9.80         $9.68          $9.84         $9.73
                                                      --------      --------     ---------     ---------   ---------
Income From Investment Operations

  Net Investment Income                                 0.49          0.49          0.53          0.52          0.53
  Net Realized and Unrealized Gain (Loss)
  on Investments                                      (0.21)          0.05          0.12        (0.07)          0.11
                                                      --------      --------     ---------     ---------   ---------
  Total From Investment Operations                      0.28          0.54          0.65          0.45          0.64
                                                      --------      --------     ---------     ---------   ---------
Distributions

  From Net Investment Income                          (0.49)        (0.49)        (0.53)        (0.52)        (0.53)
  From Net Realized Gains                                --           --           --           (0.09)           --
  In Excess of Net Realized Gains                        --(1)        --           --             --             --
                                                      --------      --------     ---------     ---------   ---------

  Total Distributions                                 (0.49)        (0.49)        (0.53)        (0.61)        (0.53)
                                                      --------      --------     ---------     ---------   ---------
Net Asset Value, End of Period                         $9.64         $9.85         $9.80         $9.68         $9.84
                                                      ========      ========     =========     =========   =========
  Total Return(2)                                      2.86%         5.60%         6.89%         4.62%         6.71%

Ratios/Supplemental Data

                                                         2000          1999          1998          1997          1996
---------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets       0.51%        0.51%          0.55%         0.61%         0.67%
Ratio of Net Investment Income to Average Net Assets    4.94%        4.92%          5.45%         5.26%         5.39%
Portfolio Turnover Rate                                  179%         138%           140%          234%          224%
Net Assets, End of Period (in thousands)              $59,671      $61,783        $40,874       $35,854       $35,648

(1)  Per-share amount was less than $0.005.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

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INTERMEDIATE-TERM TREASURY FUND
Investor Class

For a Share Outstanding Throughout the Years Ended March 31

Per-Share Data

                                                          2000          1999          1998          1997         1996
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $10.45       $10.56        $10.06         $10.24         $9.99
                                                       -------      -------       -------       --------      --------
Income From Investment Operations

  Net Investment Income                                   0.53          0.54          0.59          0.58          0.58
  Net Realized and Unrealized Gain (Loss)
  on Investments                                        (0.37)          0.10          0.50        (0.18)          0.25
                                                       -------      -------       -------       --------      --------
  Total From Investment Operations                        0.16          0.64          1.09          0.40          0.83
                                                       -------      -------       -------       --------      --------
Distributions

  From Net Investment Income                            (0.53)        (0.54)        (0.59)        (0.58)        (0.58)
  From Net Realized Gains                                  --        (0.21)           --           --           --
  In Excess of Net Realized Gains                       (0.05)           --           --           --           --
                                                       -------      -------       -------       --------      --------
  Total Distributions                                   (0.58)        (0.75)        (0.59)        (0.58)        (0.58)
                                                       -------      -------       -------       --------      --------
Net Asset Value, End of Period                          $10.03        $10.45        $10.56        $10.06        $10.24
                                                       =======      ========      ========      ========      ========
  Total Return(1)                                        1.51%         6.09%        11.04%         4.05%         8.42%

Ratios/Supplemental Data

                                                           2000          1999         1998          1997          1996
-----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets        0.51%          0.51%        0.51%         0.51%         0.53%
Ratio of Net Investment Income to Average Net Assets     5.11%          5.01%        5.63%         5.72%         5.65%
Portfolio Turnover Rate                                   171%           221%         194%          110%          168%
Net Assets, End of Period (in thousands)              $329,995       $435,494     $374,861      $328,784      $311,020

(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

32     American Century Investments                             1-800-345-2021

LONG-TERM TREASURY FUND
Investor Class

For a Share Outstanding Throughout the Years Ended March 31

Per-Share Data

                                                          2000          1999          1998          1997         1996
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $10.12       $10.58         $9.32          $9.67         $9.05
                                                      --------      -------       -------       --------        -------
Income From Investment Operations

  Net Investment Income                                   0.57          0.58          0.61          0.60          0.60
  Net Realized and Unrealized Gain (Loss)
  on Investments                                        (0.30)          0.11          1.26        (0.35)          0.62
                                                      --------      -------       -------       --------        -------
  Total From Investment Operations                        0.27          0.69          1.87          0.25          1.22
                                                      --------      -------       -------       --------        -------
Distributions

  From Net Investment Income                            (0.57)        (0.58)        (0.61)        (0.60)        (0.60)
  From Net Realized Gains                                  --        (0.52)           --           --           --
  In Excess of Net Realized Gains                          --        (0.05)           --           --           --
                                                      --------      -------       -------       --------        -------
  Total Distributions                                   (0.57)        (1.15)        (0.61)        (0.60)        (0.60)
                                                      --------      -------       -------       --------        -------
Net Asset Value, End of Period                           $9.82        $10.12        $10.58         $9.32         $9.67
                                                      ========      =======       ========      ========        =======
  Total Return(1)                                        2.86%         6.33%        20.48%         2.65%        13.46%

Ratios/Supplemental Data

                                                           2000          1999          1998          1997          1996
-----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets        0.51%         0.51%         0.54%         0.60%          0.67%
Ratio of Net Investment Income to Average Net Assets     5.84%         5.37%         6.00%         6.28%          5.93%
Portfolio Turnover Rate                                   182%          105%           57%           40%           112%
Net Assets, End of Period (in thousands)               $85,886      $137,552      $103,381      $126,570       $110,741

(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

www.americancentury.com                   American Century Investments      33

INFLATION-ADJUSTED TREASURY FUND
Investor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data

                                                                   2000          1999          1998       1997(1)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $9.48         $9.63         $9.74        $10.00
                                                                -------       -------       -------      --------
Income From Investment Operations

  Net Investment Income                                           0.58          0.47          0.44          0.06
  Net Realized and Unrealized Loss on Investment Transactions    (0.07)        (0.15)        (0.11)        (0.26)
                                                                -------       -------       -------      --------
  Total From Investment Operations                                0.51          0.32           0.33        (0.20)
                                                                -------       -------       -------      --------
Distributions

  From Net Investment Income                                     (0.58)        (0.47)        (0.44)        (0.06)
                                                                -------       -------       -------      --------
Net Asset Value, End of Period                                    $9.41         $9.48         $9.63         $9.74
                                                                =======       =======       =======      ========
  Total Return(2)                                                 5.52%         3.37%         3.45%       (1.98)%

Ratios/Supplemental Data

                                                                    2000          1999          1998       1997(1)
--------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                 0.51%         0.49%          0.50%       0.50%(3)
Ratio of Net Investment Income to Average Net Assets              6.06%         4.84%          4.45%       5.03%(3)
Portfolio Turnover Rate                                             52%          127%            69%            --
Net Assets, End of Period (in thousands)                        $18,610        $8,980         $5,279         $2,277

(1)  February 10, 1997 (inception) through March 31, 1997.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

34       American Century Investments                             1-800-345-2021

SHORT-TERM GOVERNMENT FUND
Investor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data

                                                   2000       1999      1998(1)        1997        1996      1995
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $9.47      $9.46      $9.49         $9.47      $9.51      $9.27
                                               --------     ------     ------       -------     ------     ------
Income From Investment Operations

  Net Investment Income                            0.52       0.49       0.21          0.52        0.51      0.52
  Net Realized and Unrealized Gain (Loss) on
  Investments                                    (0.28)       0.01     (0.03)          0.02      (0.04)      0.24
                                               --------     ------     ------       -------     ------     ------
  Total From Investment Operations                 0.24       0.50       0.18          0.54        0.47      0.76
                                               --------     ------     ------       -------     ------     ------
Distributions

  From Net Investment Income                     (0.52)     (0.49)     (0.21)        (0.52)      (0.51)    (0.52)
                                               --------     ------     ------       -------     -------    ------
Net Asset Value, End of Period                   $9.19       $9.47      $9.46         $9.49       $9.47     $9.51
                                               ========     ======     ======       =======     =======    =======
  Total Return(2)                                 2.51%      5.39%      1.95%         5.86%       5.09%     8.42%

Ratios/Supplemental Data

                                                    2000       1999      1998(1)        1997        1996      1995
-------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to

Average Net Assets                               0.59%        0.59%    0.59%(3)      0.68%       0.70%      0.70%

Ratio of Net Investment Income to

Average Net Assets                               5.48%        5.15%    5.43%(3)      5.53%       5.39%      5.53%

Portfolio Turnover Rate                           323%         196%         54%       293%        246%       128%

Net Assets, End of Period (in thousands)      $762,363     $832,344    $808,464   $519,332    $349,772   $391,331

(1)  The  fund's  fiscal  year  end was  changed  from  October  31 to  March 31 resulting in a five-month  reporting period. For years ended prior to 1998, the fund's fiscal year end was October 31.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

www.americancentury.com                   American Century Investments       35

GNMA FUND

Investor Class

For a Share Outstanding Throughout the Years Ended March 31

Per-Share Data

                                                           2000          1999          1998          1997          1996
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $10.62       $10.67        $10.33         $10.45        $10.18
                                                       ---------    --------       --------       --------      --------
Income From Investment Operations

  Net Investment Income                                    0.67          0.64          0.69          0.71          0.74
  Net Realized and Unrealized Gain (Loss) on
  Investment Transactions                                (0.46)        (0.05)          0.34        (0.12)          0.27
                                                       ---------    --------       --------       --------      --------
  Total From Investment Operations                         0.21          0.59          1.03          0.59          1.01
                                                       ---------    --------       --------       --------      --------
Distributions

  From Net Investment Income                             (0.67)        (0.64)        (0.69)        (0.71)        (0.74)
                                                       ---------    ---------      --------       --------      --------
Net Asset Value, End of Period                           $10.16        $10.62        $10.67        $10.33        $10.45
                                                       =========    =========      ========       ========      =========
  Total Return(1)                                         2.01%         5.66%        10.21%         5.84%        10.08%

Ratios/Supplemental Data

                                                            2000          1999          1998          1997          1996
-------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(2)       0.59%         0.59%         0.58%         0.55%          0.58%
Ratio of Net Investment Income to Average Net Assets       6.42%         5.98%         6.49%         6.84%          6.98%
Portfolio Turnover Rate                                     133%          119%          133%          105%            64%
Net Assets, End of Period (in thousands)              $1,240,003    $1,415,607    $1,285,641    $1,119,165     $1,120,019

(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

(2)  The ratios for years  ended March 31,  1997,  and March 31,  1996,  include expenses paid through expense offset arrangements.

36       American Century Investments                   1-800-345-2021

NOTES

www.americancentury.com                   American Century Investments       37

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed,  legal  description of the funds'  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  Prospectus.  This means  that it is  legally  part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the funds or your accounts,  by contacting  American  Century at the address or telephone numbers listed below.

You also can get  information  about  the  funds  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                SEC Public Reference Room
                         Washington, D.C.
                         Call 202-942-8090 for
                         location and hours.

On the Internet          * EDGAR database at www.sec.gov
                         * By email request at publicinfo@sec.gov

By mail                  SEC Public Reference Section
                         Washington, D.C. 20549-0102

Investment Company Act File No. 811-4363

                        [american century logo (reg. sm)]
                                    American
                                    Century

                          American Century Investments

                              P.O. Box 419200
                        Kansas City, Missouri 64141-6200

                         1-800-345-2021 or 816-531-5575

0008
SH-PRS-20946

Your
AMERICAN CENTURY
prospectus

Government Agency Money Market Fund
Short-Term Treasury Fund
Intermediate-Term Treasury Fund
Long-Term Treasury Fund
Inflation-Adjusted Treasury Fund
Short-Term Government Fund
GNMA Fund

                                                                  ADVISOR CLASS
                                                                 AUGUST 1, 2000

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                                    Funds Distributor, Inc. and
                                                    American Century Investment

                                                   Services, Inc., Distributors

                                               [american century logo (reg. sm)]
                                                                        American
                                                                         Century

Dear Investor,

Planning and maintaining  your investment  portfolio is a big job.  However,  an easy-to-understand  Prospectus can make your work a lot less  daunting.  We hope you'll find this Prospectus easy to understand,  and more  importantly,  that it gives you  confidence in the  investment  decisions you have made or are soon to make.

As you  begin  to read  through  this  Prospectus,  take a look at the  table of contents to  understand  how it is  organized.  The first four  sections  take a close-up look at the funds.

An Overview of the Funds - Learn about fund goals, strategies and risks, and who may or may not want to invest.

Fund Performance History - See how the funds performed from year to year.

Fees and  Expenses  - Find out about  fund  management  fees and other  expenses associated with investing.

Objectives,  Strategies  and Risks - Take a more  detailed look at the principal investment  objectives,  strategies  and risks  presented in the Overview of the
Funds section.

As you continue to read, the Management  section will acquaint you with the fund management team, and Investing with American Century gives an overview about how to invest and manage your account.

Share Price and  Distributions,  Taxes,  and  Financial  Highlights  wrap up the
Prospectus with important financial  information you'll need to make an informed decision.

Naturally,  you may have questions  about  investing  after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your  questions.  Or, a Service  Representative  will be happy to
help  weekdays,   8  a.m.  to  5:30  p.m.  Central  time.  Give  us  a  call  at
1-800-345-3533.

Sincerely,

[signature Mark Killen]
Mark Killen
Senior Vice President
American Century Investment Services, Inc.

[left margin]

                        [american century logo (reg. sm)]
                                    American
                                    Century

                                American Century
                                   Investments

                                P.O. Box 419385
                                 Kansas City, MO

                                   64141-6385

     Short-Term Treasury Fund
     Intermediate-Term Treasury Fund

[left margin]

Throughout  this  book  you'll  find  definitions  of key  investment  terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of pointing finger]
This symbol highlights special information and helpful tips.

                                                  American Century Investments

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek income and investment returns by investing in various types of
U.S. government securities.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds  invest  most of their  assets in DEBT  SECURITIES  issued by the U.S.
government or its agencies or  instrumentalities.  The following chart shows the differences  among the funds' primary  investments  and principal  risks.  It is designed to help you compare these funds with each other;  it should not be used to compare these funds with other mutual funds.  A more detailed  description of the funds' investment strategies and risks begins on page 9.

Fund                    Primary Investments                     Principal Risks
-----------------------------------------------------------------------------------------
Government Agency       Short-term U.S. government securities   Low credit risk
Money Market            that mature in 397 days or less         Lowest interest rate risk
-----------------------------------------------------------------------------------------
Short-Term              U.S. Treasury securities                Very low credit risk
Treasury                that mature in three years or less      Low interest rate risk
-----------------------------------------------------------------------------------------
Intermediate-Term       U.S. Treasury securities                Very low credit risk
Treasury                that mature in three years or more      Moderate interest rate risk
-----------------------------------------------------------------------------------------
Long-Term               U.S. Treasury securities that           Very low credit risk
Treasury                mature in 10 years or more              High interest rate risk
-----------------------------------------------------------------------------------------
Inflation-Adjusted      Inflation-indexed                       Very low credit risk
Treasury                U.S. Treasury securities                Moderate interest rate risk
-----------------------------------------------------------------------------------------
Short-Term              U.S. government securities              Low credit risk
Government              that mature in three years or less      Low interest rate risk
                                                                Prepayment risk
-----------------------------------------------------------------------------------------
GNMA                    Ginnie Maes, which are                 Very low credit risk
                        mortgage-backed securities             Moderate interest rate risk
                        issued by the Government               Prepayment risk
                          National Mortgage Association

As with all funds,  at any given time your shares may be worth more or less than the price  you paid for  them.  As a result,  it is  possible  to lose  money by investing in the funds. As a money market fund,  Government  Agency Money Market seeks to maintain a stable asset value of $1.00 per share. However, neither this fund,  nor any other money market fund,  can  guarantee  you won't lose money by investing in it.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you

*  are seeking current income

*  prefer a relatively safe investment over one that may provide better long-term investment returns

*  are seeking diversification by investing in a fixed-income mutual fund

*  are comfortable with the funds' other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  investing for long-term growth

*  looking for the added security of FDIC insurance

[left margin]

DEBT  SECURITIES  include   fixed-income   investments  such  as  notes,  bonds,
commercial paper and debentures.

[graphic of pointing finger]
An  investment  in the funds is not a bank  deposit,  and it is not  insured  or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government  agency.  Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in
it.

2       American Century Investments                             1-800-345-3533

FUND PERFORMANCE HISTORY

GOVERNMENT AGENCY MONEY MARKET FUND

When the Advisor  Class of a fund has  investment  results  for a full  calendar year, this section will feature charts that show

*  Annual Total Returns

*  Highest and Lowest Quarterly Returns

*  Average  Annual  Returns,  including  a  comparison  of  these  returns  to a benchmark index for the Advisor Class of the fund

The  performance of the fund's Investor Class shares for each full calendar year in the life of the fund is shown below.(1)(2)

[data shown in bar chart]

                      1999    1998    1997    1996    1995    1994    1993    1992    1991    1990
Government Agency
Money Market Fund     4.73%   5.07%   5.07%   4.93%   5.50%   3.755   2.68%   3.39%   6.01%   8.34%

(1)  As of June 30,  2000,  the end of the most  recent  calendar  quarter,  the fund's year-to-date returns were 5.33%

(2)  If the  Advisor  Class  had  existed  during  the  periods  presented,  its performance would have been  substantially  similar to that of the Investor
     Class  because  each  represents  an  investment  in the same  portfolio of securities. However, performance of the Advisor Class would have been lower because of its higher expense ratio.

[left margin]
[graphic of pointing finger]

All past  performance  information is designed to help show you how fund returns can vary. Keep in mind that past  performance does not predict how the fund will perform in the future.

[graphic of pointing finger]
For  current  performance  information,  including  yields,  please  call  us at
1-800-345-3533 or visit us at www.americancentury.com.

www.americancentury.com                   American Century Investments        3

FUND PERFORMANCE HISTORY

SHORT-TERM TREASURY FUND
INTERMEDIATE-TERM TREASURY FUND
LONG-TERM TREASURY FUN

Annual Total Returns(1)

The following bar chart shows the performance of the funds' Advisor Class shares for  each  full  calendar  year  in the  life of the  class.  It  indicates  the volatility of the funds' historical returns from year to year.

[data shown in bar chart]
1999         1998
Short-Term Treasury                1.99%        8.17%
Intermediate-Term Treasury        -2.30%        8.67%
Long-Term Treasury                -8.93%        N/A

(1)  As of June 30,  2000,  the end of the most  recent  calendar  quarter,  the funds' year-to-date returns were Short-Term Treasury, 2.64%;  Intermediate-
     Term Treasury, 4.19%; and Long-Term Treasury, 8.97%.

The highest and lowest  quarterly  returns for the period  reflected  in the bar chart are:

                                Highest                    Lowest
--------------------------------------------------------------------------------
Short-Term Treasury             2.87% (3Q 1998)            -0.03% (2Q 1999)
--------------------------------------------------------------------------------
Intermediate-Term Treasury      5.76% (3Q 1998)            -1.29% (1Q 1999)
--------------------------------------------------------------------------------
Long-Term Treasury              7.89% (1Q 2000)            -4.24% (1Q 1999)

Average Annual Total Returns

The following table shows the average annual total returns of the funds' Advisor
Class shares for the periods  indicated.  The benchmarks  are unmanaged  indices that have no  operating  costs  and are  included  in the table for  performance comparison.

For the calendar year December 31, 1999        1 year        Life of Fund(1)
------------------------------------------------------------------------------
Short-Term Treasury                            1.99%            4.19%
Salomon 1- to 3-Year Treasury Index(2)         3.04%            5.21(3)
Salomon 1- to 3-Year Treasury/Agency Index(2)  3.10%            5.22(3)
------------------------------------------------------------------------------
Intermediate-Term Treasury                    -2.30%            3.87%
Salomon 3- to 10-Year Treasury Index          -1.97%            4.22%(4)
------------------------------------------------------------------------------
Long-Term Treasury                            -8.93%           -0.24%
Salomon Long-Term Treasury Index(5)           -8.71%            1.79%(6)
Salomon Long-Term Treasury/Agency Index(5)    -8.79%            1.69%(6)

(1)  The  inception  dates for the funds are:  Short-Term  Treasury,  October 6,
     1997;  Intermediate-Term Treasury, October 9, 1997; and Long-Term Treasury,
     January 12, 1998.

(2)  The  fund's   benchmark   was  changed   from  the  Salomon  1-  to  3-Year
     Treasury/Agency Index to the Salomon 1- to 3- Year Treasury Index, which we believe more accurately represents the fund's primarily Treasury focus.

(3)  Since  September  30, 1997,  the date closest to the class's  inception for which data are available.

(4)  Since October 31, 1997, the date closest to the class's inception for which data are available.

(5)  The fund's benchmark was changed from the Salomon Long-Term Treasury/Agency
     Index to the  Salomon  Long-Term  Treasury  Index,  which we  believe  more
     Accurately represents the fund's primarily Treasury focus.

(6)  Since  December 31, 1997,  the date  closest to the class's  inception  for which data are available.

Performance Information of Other Class

The  original  class  of  shares  of the  funds  was  the  Investor  Class.  For information  about the  historical  performance of the original class of shares, see page 33.

[left margin]
[graphic of pointing finger]

The  performance  information  on this page is  designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

[graphic of pointing finger]
For  current  performance  information,  including  yields,  please  call  us at
1-800-345-3533 or visit us at www.americancentury.com.

4      American Century Investments                             1-800-345-3533

FUND PERFORMANCE HISTORY

INFLATION-ADJUSTED TREASURY FUND

Annual Total Returns(1)

The following bar chart shows the performance of the fund's Advisor Class shares for  each  full  calendar  year  in the  life of the  class.  It  indicates  the volatility of the fund's historical returns from year to year.

[data shown in bar chart]
                                      1999
------------------------------------------
Inflation-Adjusted Treasury Fund     1.45%

(1)  As of  June  30,  2000,  the  end  of the  most  recent  calendar  quarter,
     Inflation-Adjusted Treasury's year-to-date return was 6.19%.

The highest and lowest  quarterly  returns for the period  reflected  in the bar chart are:

                                  Highest                Lowest
--------------------------------------------------------------------------------
Inflation-Adjusted Treasury       4.02%(1Q 2000)         -0.24% (4Q 1999)

Average Annual Total Returns

The following table shows the average annual total returns of the fund's Advisor
Class shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison

For the calendar year December 31, 1999    1 year             Life of Fund(1)
-------------------------------------------------------------------------------
Inflation-Adjusted Treasury                1.45%              2.03%
Salomon Inflation-Linked Index             2.39%              3.09%(2)

(1)  The inception date for the class is June 15, 1998.

(2)  Since June 30, 1998,  the date closest to the class's  inception  for which data are available.

Performance Information of Other Class

The  original  class  of  shares  of the  funds  was  the  Investor  Class.  For information  about the  historical  performance of the original class of shares, see page 33.

[left margin]
[graphic of pointing finger]

The  performance  information  on this page is  designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

[graphic of pointing finger]
For  current  performance  information,  including  yields,  please  call  us at
1-800-345-3533 or visit us at www.americancentury.com.

www.americancentury.com                   American Century Investments          5

FUND PERFORMANCE HISTORY

SHORT-TERM GOVERNMENT FUND

Annual Total Returns(1)

The following bar chart shows the performance of the fund's Advisor Class shares for  each  full  calendar  year  in the  life of the  class.  It  indicates  the volatility of the fund's historical returns from year to year.

[data shown in bar chart]

                                      1999
------------------------------------------
Short-Term Government Fund           1.62%

(1)  As of  June  30,  2000,  the  end  of the  most  recent  calendar  quarter,
     Short-Term Government's year-to-date return was 2.64%.

The highest and lowest  quarterly  returns for the period  reflected  in the bar chart are:

                                    Highest                Lowest
--------------------------------------------------------------------------------
Short-Term Government               1.57% (1Q 2000)        -0.59% (2Q 1999)

Average Annual Total Returns

The following table shows the average annual total returns of the fund's Advisor
Class shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison

For the calendar year December 31, 1999        1 year          Life of Fund(1)
--------------------------------------------------------------------------------
Short-Term Government                          1.62%           3.08%
Salomon 1- to 3-Year Treasury/Agency Index     3.10%           4.56%(2)

(1)  The inception date for the class is July 8, 1998.

(2)  Since July 31, 1998, the date nearest the class's  inception for which data are available.

Performance Information of Other Class

The  original  class  of  shares  of the  funds  was  the  Investor  Class.  For information  about the  historical  performance of the original class of shares, see page 33.

[left margin]
[graphic of pointing finger]

The  performance  information  on this page is  designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

[graphic of pointing finger]
For  current  performance  information,  including  yields,  please  call  us at
1-800-345-3533 or visit us at www.americancentury.com.

6      American Century Investments                             1-800-345-3533

FUND PERFORMANCE HISTORY

GNMA FUND

Annual Total Returns(1)

The following bar chart shows the performance of the fund's Advisor Class shares for  each  full  calendar  year  in the  life of the  class.  It  indicates  the volatility of the fund's historical returns from year to year.

[data shown in bar chart]
                        1999         1998
GNMA                    0.72%        6.06%

(1)  As of June 30, 2000, the end of the most recent  calendar  quarter,  GNMA's year-to-date return was 3.80%.

The highest and lowest  quarterly  returns for the period  reflected  in the bar chart are:

                              Highest                        Lowest
--------------------------------------------------------------------------------
GNMA                          2.31% (3Q 1998)                -0.90% (2Q 1999)

Average Annual Total Returns

The following table shows the average annual total returns of the fund's Advisor
Class shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

For the calendar year December 31, 1999    1 year        Life of Fund(1)
--------------------------------------------------------------------------------
GNMA                                       0.72%           3.87%
Salomon 30-Year GNMA Index                 2.01%           4.63%(2)

(1)  The inception date for the fund is October 9, 1997.

(2)  Since October 31, 1997, the date closest to the class's inception for which data are available.

Performance Information of Other Class

The  original  class  of  shares  of the  funds  was  the  Investor  Class.  For information  about the  historical  performance of the original class of shares, see page 33.

[left margin]
[graphic of pointing finger]

The  performance  information  on this page is designed to help you see how fund returns can vary.  Keep in mind that past  performance  does not predict how the fund will perform in the future.

[graphic of pointing finger]
For  current  performance  information,  including  yields,  please  call  us at
1-800-345-3533 or visit us at www.americancentury.com.

www.americancentury.com                     American Century Investments      7

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
* to exchange into the Advisor Class shares of other American Century funds * to redeem your shares

The following  table describes the fees and expenses you will pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                  Management   Distribution and           Other         Total Annual Fund
                                  Fee(1)       Services (12b-1) Fees(2)   Expenses(3)   Operating Expenses
-----------------------------------------------------------------------------------------------------------
Government Agency Money Market    0.23%        0.50%                      0.00%         0.73%
-----------------------------------------------------------------------------------------------------------
Short-Term Treasury               0.26%        0.50%                      0.00%         0.76%
-----------------------------------------------------------------------------------------------------------
Intermediate-Term Treasury        0.26%        0.50%                      0.00%         0.76%
-----------------------------------------------------------------------------------------------------------
Long-Term Treasury                0.26%        0.50%                      0.00%         0.76%
-----------------------------------------------------------------------------------------------------------
Inflation-Adjusted Treasury       0.26%        0.50%                      0.00%         0.76%
-----------------------------------------------------------------------------------------------------------
Short-Term Government             0.34%        0.50%                      0.00%         0.84%
-----------------------------------------------------------------------------------------------------------
GNMA                              0.34%        0.50%                      0.00%         0.84%

(1)  Based on expenses  incurred  during the funds' most recent fiscal year. The funds have stepped-fee  schedules.  As a result,  the funds' management fee rate generally decreases as fund assets increase.

(2)  The 12b-1 fee is designed to permit  investors  to purchase  Advisor  Class
     shares  through  broker-dealers,   banks,  insurance  companies  and  other
     financial  intermediaries.  A portion of the fee is used to compensate them for ongoing recordkeeping and administrative  services that would otherwise be  performed  by an  affiliate  of the  advisor,  and a portion is used to compensate them for distribution and other shareholder  services.  For more information, see Service and Distribution Fees, page 24

(3)  Other  expenses,  which  include  the  fees  and  expenses  of  the  funds'
     independent  trustees and their legal  counsel,  as well as interest,  were less than 0.005% for the most recent fiscal year.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds.  Assuming you . . .

*  invest $10,000 in the fund
* redeem all of your  shares at the end of the  periods  shown below * earn a 5%
return each year * incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                                 1 year   3 years    5 years   10 years
------------------------------------------------------------------------
Government Agency Money Market   $74      $233       $405      $904
------------------------------------------------------------------------
Short-Term Treasury              $78      $242       $422      $939
------------------------------------------------------------------------
Intermediate-Term Treasury       $78      $242       $422      $939
------------------------------------------------------------------------
Long-Term Treasury               $78      $242       $422      $939
------------------------------------------------------------------------
Inflation-Adjusted Treasury      $78      $242       $422      $939
------------------------------------------------------------------------
Short-Term Government            $86      $268       $465      $1,034
------------------------------------------------------------------------
GNMA                             $86      $268       $465      $1,034

[left margin]
[graphic of pointing finger]

Use this example to compare the costs of  investing  in other funds.  Of course, your actual costs may be higher or lower.

8        American Century Investments                             1-800-345-3533

OBJECTIVES, STRATEGIES AND RISKS

GOVERNMENT AGENCY MONEY MARKET FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund is a money  market fund that seeks  maximum  safety and  liquidity  and seeks to pay  shareholders  the  highest  rate of  return  consistent  with this objective.  In addition,  Government  Agency Money Market seeks to purchase only those securities with income that will be exempt from state income tax.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund buys short-term  money market  securities  issued by the U.S.  Treasury that are  guaranteed  by the direct  full  faith and  credit  pledge of the U.S.
government.

Government Agency Money Market also buys other short-term money market instruments issued by the U.S. government and its agencies and instrumentalities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities.

The fund may purchase  securities  in a number of different  ways to seek higher rates of return.  For  example,  by using  when-issued  and  forward  commitment transactions, the fund may purchase securities in advance to generate additional income.

Additional  information about the fund's  investments is available in its annual and  semiannual  reports.  In these  reports you will find a  discussion  of the market  conditions and investment  strategies  that  significantly  affected the fund's  performance  during the most  recent  fiscal  period.  You may get these reports at no cost by calling us.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Because  short-term  money market  instruments  are among the safest  securities available,  the  interest  they  pay  is  among  the  lowest  for  income-paying securities.  Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

[left margin]
[graphic of pointing finger]

Money market instruments have less than 397 days remaining until maturity.

www.americancentury.com                   American Century Investments        9

SHORT-TERM TREASURY FUND
INTERMEDIATE-TERM TREASURY FUND
LONG-TERM TREASURY FUN

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek the highest  level of current  income  exempt from state income tax. The Short-Term Treasury and  Intermediate-Term  Treasury funds also seek to maintain safety of capital.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The funds buy U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government.

The funds also may buy other securities issued by the U.S. government and its agencies and instrumentalities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities. Each fund may invest up to 35% of its total assets in these securities. In addition, the funds may buy only U.S. government securities with income that is exempt from state income tax.

The funds may purchase  securities in a number of different  ways to seek higher rates of return.  For  example,  by using  when-issued  and  forward  commitment
transactions,   the  funds  may  purchase  securities  in  advance  to  generate additional income.

Additional information about the funds' investments is available in their annual and  semiannual  reports.  In these  reports you will find a  discussion  of the market  conditions and investment  strategies  that  significantly  affected the funds'  performance  during the most  recent  fiscal  period.  You may get these reports at no cost by calling us.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

The funds  differ in the maturity of the debt  securities  they  purchase.  This difference is shown in the chart below.

                                       Expected Weighted Average Maturity Range
-------------------------------------------------------------------------------
Short-Term Treasury                            397 days - 3 years
-------------------------------------------------------------------------------
Intermediate-Term Treasury                     3 - 10 years
-------------------------------------------------------------------------------
Long-Term Treasury                             10 - 30 years

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

Because the funds have different  weighted  average  maturities,  each fund will respond  differently to changes in interest  rates.  Funds with longer  weighted average  maturities are more  sensitive to interest rate changes.  When interest rates rise, the funds' share values will decline,  but the share values of funds with longer weighted average maturities generally will decline further.

The funds'  share  values will  fluctuate.  As a result,  it is possible to lose money by investing in the funds. In general,  funds that have a higher potential gain have a higher potential loss.

                                      Potential Income     Potential Loss
-------------------------------------------------------------------------------
Short-Term Treasury                   Lower                Lower
-------------------------------------------------------------------------------
Intermediate-Term Treasury            Moderate             Moderate
-------------------------------------------------------------------------------
Long-Term Treasury                    Higher               Higher

10      American Century Investments                             1-800-345-3533

INFLATION-ADJUSTED TREASURY FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Inflation-Adjusted   Treasury  seeks  total  return  and  inflation   protection
consistent with investment in U.S. Treasury inflation-adjusted securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund buys  inflation-indexed  U.S.  Treasury  securities  guaranteed  by the
direct   full  faith  and   credit   pledge  of  the  U.S.   government.   These
inflation-indexed securities are designed to protect the future purchasing power of the money invested in them.

The  fund  also  may buy  traditional  U.S.  Treasury  securities  that  are not inflation-indexed.

In  addition,  the  fund may buy  inflation-indexed  securities  issued  by U.S.
government agencies and government-sponsored  organizations. The fund may invest up to 35% of its total assets in these securities.

The fund may purchase  securities  in a number of different  ways to seek higher rates of return.  For  example,  by using  when-issued  and  forward  commitment transactions, the fund may purchase securities in advance to generate additional income.

Additional  information about the fund's  investments is available in its annual and  semiannual  reports.  In these  reports you will find a  discussion  of the market  conditions and investment  strategies  that  significantly  affected the fund's  performance  during the most  recent  fiscal  period.  You may get these reports at no cost by calling us.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Inflation-indexed  securities  offer a  return  linked  to  inflation.  They are designed to protect  investors  from a loss of value due to inflation.  However, inflation-indexed  securities  are still  subject  to the  effects of changes in market interest rates caused by factors other than inflation,  or so-called REAL
INTEREST RATES. Because  inflation-indexed  securities trade at prevailing real, or  after-inflation,  interest  rates,  changes in these rates affect the fund's share value.  Generally,  when real interest  rates rise, the fund's share value will decline. The opposite is true when real interest rates decline.

As with all funds, your shares of Inflation-Adjusted  Treasury may be worth more or less at any given time than the price you paid for them.  As a result,  it is possible to lose money by investing in the fund.

[left margin]

The REAL  INTEREST RATE is the current  market  interest rate minus the market's inflation expectations.

www.americancentury.com                   American Century Investments       11

SHORT-TERM GOVERNMENT FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Short-Term  Government  seeks high current  income while  maintaining  safety of principal.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund buys short-term securities issued by the U.S. government and its agencies and instrumentalities, including mortgage-backed securities. The U.S.
government provides varying levels of financial support to these agencies and instrumentalities. The fund also may buy short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government.

The fund may purchase  securities  in a number of different  ways to seek higher rates of return.  For  example,  by using  when-issued  and  forward  commitment transactions, the fund may purchase securities in advance to generate additional income.

The weighted average maturity of the fund is expected to be three years or less

Additional  information about the fund's  investments is available in its annual and  semiannual  reports.  In these  reports you will find a  discussion  of the market  conditions and investment  strategies  that  significantly  affected the fund's  performance  during the most  recent  fiscal  period.  You may get these reports at no cost by calling us.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Interest rate changes  affect the fund's share value.  Generally,  when interest rates rise,  the fund's  share  value will  decline.  The  opposite is true when interest  rates  decline.  This  interest  rate  risk is higher  for  Short-Term
Government than for funds that have shorter weighted average maturities, such as money market funds.

Short-Term  Government  invests in mortgage-backed  securities.  When homeowners refinance their mortgages to take advantage of declining  interest rates,  their existing  mortgages  are  prepaid.  The  mortgages,  which  back the  securities purchased by Short-Term  Government,  may be prepaid in this fashion.  When this happens,  the fund will be required to purchase new securities at current market rates,  which will usually be lower.  Because of this prepayment  risk, the fund may benefit less from declining interest rates than other short-term funds.

As with all funds,  your shares of  Short-Term  Government  may be worth more or less at any given  time than the  price  you paid for them.  As a result,  it is possible to lose money by investing in the fund.

12       American Century Investments                             1-800-345-3533

GNMA FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

GNMA  seeks  high  current  income  while  maintaining  liquidity  and safety of principal by investing primarily in GNMA certificates.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund primarily buys certificates  issued by the Government National Mortgage
Association (GNMA).  Unlike many other  mortgage-backed  securities,  the timely payment of principal and interest on these  certificates  is guaranteed by GNMA.
GNMA's  payment  guarantee  is  stronger  than most other  government  agencies'
because it is backed by the full faith and credit of the U.S.  government.  This means that the fund  receives  its share of payments  regardless  of whether the ultimate borrowers make their payments.

The fund also may buy U.S. government securities. The U.S. government and its agencies and instrumentalities issue these securities. These securities include mortgage-backed securities. The U.S. government's financial support of these agencies and  instrumentalities varies.

The fund may purchase  securities  in a number of different  ways to seek higher rates of  return.  For  example,  the fund may  purchase  securities  in advance through when-issued and forward commitment transactions.

Additional  information about the fund's  investments is available in its annual and  semiannual  reports.  In these  reports you will find a  discussion  of the market  conditions and investment  strategies  that  significantly  affected the fund's  performance  during the most  recent  fiscal  period.  You may get these reports at no cost by calling us.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected.  Generally, when interest rates rise,  the fund's share value will decline.  The opposite is true when  interest  rates  decline.  This interest rate risk is higher for GNMA than for funds that have  shorter  weighted  average  maturities,  such as money market funds.

GNMA invests in  mortgage-backed  securities.  When  homeowners  refinance their mortgages  to  take  advantage  of  declining  interest  rates,  their  existing mortgages are prepaid.  The mortgages,  which back the  securities  purchased by
GNMA, may be prepaid in this fashion.  Because of this prepayment risk, the fund may benefit less from declining interest rates than other short-term funds.

As with all  funds,  your  shares of GNMA may be worth more or less at any given time than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

www.americancentury.com                   American Century Investments      13

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt  security,  also called a fixed-income  security,  it is essentially  lending money to the security's issuer.  Notes,  bonds,  commercial paper and debentures are examples of debt securities. After the debt security is first  sold by the  issuer,  it may be bought and sold by other  investors.  The price of the security may rise or fall based on many factors,  including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which securities help a fund meet its maturity requirements

*  identifying securities that satisfy a fund's credit quality standards

*  evaluating the current economic conditions and assessing the risk of inflation

*  evaluating special features of the securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities  eventually must be repaid,  or refinanced,  at some date.  This date is called the maturity  date. The number of days left to a debt  security's  maturity date is called the remaining  maturity.  The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities,  the fund managers  calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio.  This average is  weighted  according  to the size of the fund's  individual  holdings  and is called WEIGHTED  AVERAGE  MATURITY.  The following chart shows how fund managers would  calculate  the weighted  average  maturity for a fund that owned only two debt securities.

                            Amount of        Percent of   Remaining     Weighted
                            Security Owned   Portfolio    Maturity      Maturity
----------------------------------------------------------------------------------
Debt Security A             $100,000         25%          1,000 days     250 days
----------------------------------------------------------------------------------
Debt Security B             $300,000         75%          10,000 days   7,500 days
----------------------------------------------------------------------------------
Weighted Average Maturity                                               7,750 days

TYPES OF RISK

The basic types of risk the funds face are described below.

INTEREST RATE RISK

Generally,  interest  rates and the prices of debt  securities  move in opposite directions.  When interest rates fall, the prices of most debt securities  rise;
when interest  rates rise,  prices fall.  Because the funds invest  primarily in debt securities,  changes in interest rates will affect the funds'  performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted  average  maturity of a particular fund. For example, when  interest  rates rise,  you can expect the share value of a long-term  bond fund to fall more than that of a  short-term  bond fund.  When rates  fall,  the opposite is true.

[left margin]

WEIGHTED AVERAGE MATURITY is a tool the fund
managers use to approximate the remaining term to maturity of a fund's investment portfolio.

[graphic of pointing finger]

The longer a fund's  weighted  average  maturity,  the more  sensitive  it is to interest rate changes.

14      American Century Investments                             1-800-345-3533

When interest rates change, longer maturity bonds generally experience a greater change in price. The following table shows the likely effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity   Current Price    Price After 1% Increase   Change in Price
-------------------------------------------------------------------------------
1 year               $100.00          $99.06                    -0.94%
-------------------------------------------------------------------------------
3 years              $100.00          $97.38                    -2.62%
-------------------------------------------------------------------------------
10 years             $100.00          $93.20                    -6.80%
-------------------------------------------------------------------------------
30 years             $100.00          $88.69                   -11.31%

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high  credit  rating  indicates  a high  degree of  confidence  by the  rating organization  that  the  issuer  will  be able to  withstand  adverse  business, financial or economic  conditions,  and be able to make  interest and  principal payments on time.  Generally,  a lower credit rating indicates a greater risk of non-payment.  A lower rating also may indicate that the issuer has a more senior series of debt  securities,  which  means that if the  issuer  has  difficulties making  its  payments,  the  more  senior  series  of debt is  first in line for payment.

The fund  managers  do not  invest  solely on the basis of a  security's  credit rating; they also consider other factors,  including  potential returns.  Higher credit ratings  usually mean lower interest rate  payments,  so investors  often purchase  securities that aren't the highest rated to increase return. If a fund purchases lower-rated securities, it assumes additional credit risk.

Liquidity Risk

Debt securities can become  difficult to sell, or less liquid,  for a variety of reasons,  such as lack of an active trading market.  The chance that a fund will have liquidity issues is called liquidity risk.

[left margin]
[graphic of pointing finger]

Credit quality may be lower when the issuer has any of the following

* a high debt level
* a short operating history
* a senior level of debt
* a difficult, competitive environment
* a less stable cash flow

www.americancentury.com                   American Century Investments         15

A COMPARISON OF BASIC RISK FACTORS

The  following  chart  depicts the basic risks of investing in the funds.  It is designed to help you compare  these funds with each other;  it shouldn't be used to compare these funds with other mutual funds.

                                 Interest Rate Risk  Credit Risk  Liquidity Risk

--------------------------------------------------------------------------------
Government Agency Money Market   Lowest              Low          Very Low
--------------------------------------------------------------------------------
Short-Term Treasury              Low                 Very Low     Very Low
--------------------------------------------------------------------------------
Intermediate-Term Treasury       Moderate            Very Low     Very Low
--------------------------------------------------------------------------------
Long-Term Treasury               High                Very Low     Very Low
--------------------------------------------------------------------------------
Inflation-Adjusted Treasury      Moderate            Very Low     Very Low
--------------------------------------------------------------------------------
Short-Term Government            Low                 Low          Very Low
--------------------------------------------------------------------------------
GNMA                             Moderate            Very Low     Very Low

The funds  engage in a variety of  investment  techniques  as they pursue  their investment objectives. Each technique has its own characteristics,  and may pose some  level of risk to the funds.  If you would  like to learn more about  these techniques,  please review the Statement of Additional Information before making an investment.

16      American Century Investments                             1-800-345-3533

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of  Trustees,  investment  advisor and fund  management  team play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees  oversees the  management  of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than two-thirds of the trustees are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment  advisor is American Century Investment  Management,  Inc.
The advisor has been managing  mutual funds since 1958 and is  headquartered  at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible  for managing the investment  portfolios of the funds and directing the purchase and sale of their investment securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the funds to operate.

For the  services it provided to the funds  during the most recent  fiscal year, the  advisor  received a unified  management  fee based on a  percentage  of the average net assets of the  Advisor  Class  shares of the funds.  The rate of the management  fee for each fund is determined  monthly on a  class-by-class  basis using a two-step  formula  that takes into  account the fund's  strategy  (money market,  bond or equity) and the total  amount of mutual fund assets the advisor manages.

The Statement of Additional  Information contains detailed information about the calculation  of the  management  fee.  Out of that  fee,  the  advisor  paid all expenses of managing and operating the funds except brokerage  expenses,  taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses.

Management Fees Paid by the Funds to the Advisor as a Percentage  of Average Net
Assets for the Most Recent Fiscal Year Ended March 31, 2000
--------------------------------------------------------------------------------
Government Agency Money Market                             N/A(1)
--------------------------------------------------------------------------------
Short-Term Treasury                                        0.26%
--------------------------------------------------------------------------------
Intermediate-Term Treasury                                 0.26%
--------------------------------------------------------------------------------
Long-Term Treasury                                         0.26%
--------------------------------------------------------------------------------
Inflation-Adjusted Treasury                                0.26%
--------------------------------------------------------------------------------
Short-Term Government                                      0.34%
--------------------------------------------------------------------------------
GNMA                                                       0.34%

(1)  The fund was not in  operation  for the full  fiscal  year ended  March 31,
     2000. The fund will pay the advisor a unified  management fee calculated by adding  the  appropriate  Investment  Category  and  Complex  Fees from the following schedules.

 Investment Category Fee Schedule       Complex Fee Schedule (Advisor Class)
--------------------------------------------------------------------------------
  Category Assets    Fee Rate           Complex Assets         Fee Rate
  First $1 billion   0.2500%            First $2.5 billion     0.0600%
  Next $1 billion    0.2070%            Next $7.5 billion      0.0500%
  Next $3 billion    0.1660%            Next $15 billion       0.0485%
  Next $5 billion    0.1490%            Next $25 billion       0.0470%
  Next $15 billion   0.1380%            Next $50 billion       0.0460%
  Next $25 billion   0.1375%            Next $100 billion      0.0450%
  Thereafter         0.1370%            Next $100 billion      0.0440%
                                        Next $200 billion      0.0430%
                                        Next $250 billion      0.0420%
                                        Next $500 billion      0.0410%
                                        Thereafter             0.0400%

www.americancentury.com              American Century Investments            17

THE FUND MANAGEMENT TEAMS

The advisor uses a team of portfolio managers,  assistant portfolio managers and analysts  to manage the  funds.  The teams meet  regularly  to review  portfolio holdings,  and discuss  purchase  and sale  activity.  Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers who lead each team are identified below.

Government Agency Money Market

BETH BUNNELL HUNTER

Ms.  Hunter,  Portfolio  Manager,  has been a member  of the team  that  manages
Government  Agency  Money Market since  joining  American  Century in July 1999.
Before joining American Century, she worked for Calvert Asset Management Company as a Portfolio Trading Analyst from 1994 to 1996 and as a Portfolio Manager from
1996 to June 1999. She has a bachelor of arts from the University of Washington.

DENISE TABACCO

Ms. Tabacco, Portfolio Manager, has been a member of the Government Agency Money
Market  team since May 1996.  She joined  American  Century in 1988,  becoming a member of its  portfolio  department  in 1991.  She has a  bachelor's  degree in accounting  from San Diego State  University  and an MBA in finance  from Golden
Gate University.

GNMA

CASEY COLTON

Mr. Colton, Vice President and Senior Portfolio Manager, has been a member of the GNMA team since January 1994. Mr. Colton joined American Century in 1990. He has a bachelor's degree in business administration from San Jose State
University and a master's degree from the University of Southern California. He is a Chartered Financial Analyst and a Certified Public Accountant.

Short-Term Treasury

Intermediate-Term Treasury

ROBERT V. GAHAGAN

Mr. Gahagan,  Vice President and Senior Portfolio Manager,  has been a member of the  Intermediate-Term  Treasury  team  since  January  1998 and the  Short-Term
Treasury  team  since  1996.  He  joined  American  Century  in  1983.  He has a bachelor's  degree in  economics  and an MBA from the  University  of Missouri -
Kansas City.

[left margin]
[graphic of pointing finger]

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar days.  In addition,  the Code of Ethics  requires  portfolio  managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

18        American Century Investments                           1-800-345-3533

Short-Term Government

DAVID W. SCHROEDER

Mr. Schroeder,  Senior Vice President and Senior Portfolio  Manager,  supervises the American Century  Government  Income Trust team and has been a member of the
Short-Term   Government   team  since   1995.   He  also  is  a  member  of  the
Intermediate-Term  Treasury,  Long-Term Treasury and Inflation-Adjusted Treasury
teams. He joined American Century in 1990. He has a bachelor of arts from Pomona
College.

MICHAEL J. SHEARER

Dr. Shearer, Vice President and  Director-Fixed-Income  Quantitative Strategies,
has been a member of the Short-Term  Government team since January 2000. He also is  responsible  for the  development  and  implementation  of all  fixed-income quantitative  strategies.  He joined American  Century in February 1998.  Before joining  American  Century,  he was Vice  President,  Quantitative  Research  at
Capital  Management  Sciences from November 1995 to February 1998. Prior to that he was  pursuing  and  received  a  doctorate  in applied  mathematics  from the
University of California - Los Angeles.  He also holds a bachelor's degree and a master's degree in applied mathematics from UCLA.

Long-Term Treasury
Inflation-Adjusted Treasury

DAVID W. SCHROEDER

Mr. Schroeder,  Senior Vice President and Senior Portfolio  Manager,  supervises the American Century  Government  Income Trust team and has been a member of the
Long-Term Treasury team since September 1992 and the Inflation-Adjusted Treasury team since its inception in February  1997. He joined  American  Century in July
1990. He has a bachelor of arts from Pomona College.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information  and the  investment  objectives  of the  funds  may not be  changed without a shareholder  vote. The Board of Trustees may change any other policies and investment strategies.

www.americancentury.com                   American Century Investments       19

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS SHARES

The  Advisor  Class  shares  are  intended  for  purchase  by   participants  in
employer-sponsored retirement or savings plans and for persons purchasing shares
through   broker-dealers,   banks,   insurance  companies  and  other  financial
intermediaries that provide various administrative and distribution services.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a  financial  intermediary  or a  retirement plan,  your ability to purchase,  exchange and redeem  shares will depend on the policies of that entity. Some policy differences may include

* minimum investment requirements
* exchange policies
* fund choices
* cutoff time for investments

Please  contact  your  financial  intermediary  or plan  sponsor  for a complete description  of its policies.  Copies of the funds' annual  reports,  semiannual reports  and  Statement  of  Additional  Information  are  available  from  your intermediary or plan sponsor.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's transfer agent. In some  circumstances,  American Century will pay the service provider a fee for performing those services.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

American Century has contracts with certain financial  intermediaries  requiring them to track  the time  investment  orders  are  received  and to  comply  with procedures  relating to the  transmission  of orders.  The funds have authorized these  intermediaries  to accept  orders on each fund's behalf up to the time at which the net asset value is  determined.  If those  orders are  transmitted  to
American  Century and paid for in  accordance  with the  contract,  they will be priced at the net asset value next determined  after your request is received in the form required by the intermediary on a fund's behalf.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of time, and each fund reserves the right to reject any specific  purchase order
(including purchases by exchange or conversion).  Additionally,  we may refuse a purchase if, in our judgment,  it is of a size that would disrupt the management of a fund.

[left margin]
[graphic of pointing finger]

Financial intermediaries include banks, broker-dealers,  insurance companies and investment advisors.

20      American Century Investments                             1-800-345-3533

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive,  short-term  (market timing) or other abusive  trading  practices may disrupt portfolio management  strategies and harm fund performance.  To minimize harm to the funds and their  shareholders,  we  reserve  the right to reject any purchase order (including  exchanges) from any investor we believe has a history of  abusive  trading  or  whose  trading,  in our  judgment,  has been or may be disruptive to a fund. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.  We also reserve the right to delay  delivery of your  redemption  proceeds--up  to seven days--or to honor certain redemptions with securities,  rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the assets of the fund if that percentage is less than  $250,000),  we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this  amount  in  readily  marketable  securities  instead  of  in  cash.  These securities would be selected from the fund's  portfolio by the fund managers.  A payment in  securities  can help the  fund's  remaining  shareholders  avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior notice. Also, if payment is made in securities,  a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on the fund and its remaining shareholders.

www.americancentury.com                   American Century Investments       21

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American  Century  determines  the NET ASSET  VALUE (NAV) of each fund as of the close of regular trading on the New York Stock Exchange  (usually 4 p.m. Eastern time) on each day the  Exchange  is open.  On days when the  Exchange  is closed
(including certain U.S.  holidays),  we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities  owned by non-money  market funds are not readily available, the advisor may determine their fair value in accordance with procedures  adopted by the funds' board.  The portfolio  securities of the money market funds are valued at amortized  cost.  This means that the  securities are initially valued at their cost when purchased.  After the initial purchase,  the difference  between the purchase  price and the known value at maturity  will be reduced  at a  constant  rate  until  maturity.  This  valuation  will  be  used regardless of the impact of interest  rates on the market value of the security.
The board has adopted  procedures to ensure that this type of pricing is fair to the funds' shareholders.

We will price your purchase,  exchange or redemption at the NAV next  determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require each fund to make  distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated  investment company means that the fund will not be subject to state or federal  income  tax on  amounts  distributed.  The  distributions  generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities.

Each money market fund  declares  and  reinvests  distributions  from net income daily. Each of the other funds declares  distributions from net income daily and pays these  distributions  monthly.  Each fund (except the money  market  funds)
generally pays  distributions  of capital gains,  if any, once a year usually in
December. A fund may make more frequent  distributions,  if necessary, to comply
with   Internal   Revenue  Code   provisions.   Distributions   are   reinvested
automatically in additional shares unless you choose another option.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective.  For example,  if you purchase shares on a day a distribution is declared,  you will not receive that distribution.  If you redeem shares, you will receive any distribution declared on the day you redeem.
If you redeem all shares, we will include any  distributions  received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions.  For  investors  investing  through  taxable  accounts,  we  will reinvest distributions unless you elect to receive them in cash.

[left margin]

A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

22      American Century Investments                             1-800-345-3533

TAXES

The tax  consequences  of  owning  shares of the funds  will vary  depending  on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have
received  or  capital  gains  they  have  generated   through  their  investment
activities.  Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account,  distributions by the fund and your sales of fund shares may cause you to be taxed on your investment.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends  and  interest,  or  capital  gains  generated  from  the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified  either as short term or long term and are taxed as follows:

Type of Distribution      Tax Rate for 15% Bracket   Tax Rate for 28% Bracket or Above
----------------------------------------------------------------------------------------
Short-term capital gains  Ordinary income rate       Ordinary income rate
----------------------------------------------------------------------------------------
Long-term capital gains   10%                        20%

The tax status of any  distributions  of capital gains is determined by how long the fund held the  underlying  security that was sold,  not by how long you have been  invested  in the fund,  or whether  you  reinvest  your  distributions  in additional shares or take them in cash. For taxable  accounts,  American Century will inform you of the tax status of fund  distributions  for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

Taxes on Transactions

Your  redemptions--including  exchanges  to other  American  Century  funds--are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax
identification   number  is  correct  and  that  you  are  not  subject  to  31%
withholding, we are required to withhold and pay 31% of dividends, capital gains distributions and redemptions to the IRS.

[left margin]
[graphic of pointing finger]

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend  is that a fund's  portfolio  may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

www.americancentury.com                   American Century Investments        23

MULTIPLE CLASS INFORMATION

American  Century  offers two classes of the funds:  Investor  Class and Advisor
Class.  The shares  offered by this  Prospectus are Advisor Class shares and are
offered  primarily  through  employer-sponsored   retirement  plans  or  through
institutions like banks, broker-dealers and insurance companies.

The Investor class of shares has no up-front or deferred  charges,  commissions, or 12b-1 fees. It also has different fees,  expenses  and/or minimum  investment requirements  from the  Advisor  Class.  The  difference  in the fee  structures between the classes is the result of their separate arrangements for shareholder and  distribution  services  and not the  result of any  difference  in  amounts charged by the advisor for core investment advisory services.  Accordingly,  the core  investment  advisory  expenses  do not vary by class.  Different  fees and expenses will affect  performance.  For  additional  information  concerning the
Investor Class shares,  call us at 1-800-345-2021.  You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as  described  below,  all classes of shares of the funds have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  and (d) each class may have different exchange privileges.

Service and Distribution Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund assets.  The funds' Advisor Class shares have a 12b-1 Plan. Under the Plan, the funds'  Advisor  Class pays an annual fee of 0.50% of Advisor  Class average net assets,  half for certain  shareholder and administrative  services and half for distribution  services. The advisor, as paying agent for the funds, pays all or a portion of such fees to the banks,  broker-dealers and insurance  companies that make such shares  available.  Because these fees are paid out of the funds'
assets on an ongoing basis,  over time these fees will increase the cost of your investment and may cost you more than paying other types of sales  charges.  For additional  information  about  the  Plan  and its  terms,  see  Multiple  Class
Structure - Master  Distribution and Shareholder  Services Plan in the Statement
of Additional Information.

24      American Century Investments                             1-800-345-3533

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

* share price at the beginning of the period
* investment income and capital gains or losses
* distributions  of income and capital gains paid to investors
* share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses as a percentage of average net assets

*  NET INCOME RATIO - the net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activit

The  Financial  Highlights  for the fiscal years ended March 31, 2000,  1999 and
1998, have been audited by PricewaterhouseCoopers  LLP, independent accountants.
Their report is included in the funds' annual reports, which are incorporated by reference into the Statement of Additional  Information,  and are available upon request.

www.americancentury.com                   American Century Investments        25

GOVERNMENT AGENCY MONEY MARKET FUND
Advisor Class

For a Share Outstanding Throughout the Period Indicated

Per-Share Data

                                                                         2000(1)

-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $1.00
                                                                       --------
Income From Investment Operations

  Net Investment Income                                                  0.04
                                                                       --------
Distributions

  From Net Investment Income                                            (0.04)
                                                                       --------
Net Asset Value, End of Period                                          $1.00
                                                                       ========
  Total Return(2)                                                         4.58%

Ratios/Supplemental Data

                                                                         2000(1)

-------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.73% (3)
Ratio of Net Investment Income to Average Net Assets                  4.66% (3)
Net Assets, End of Period (in thousands)                             $2,584

(1)  April 12, 1999 (commencement of sale) through March 31, 2000.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

26     American Century Investments                             1-800-345-3533

SHORT-TERM TREASURY FUND
Advisor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data

                                                              2000          1999         1998(1)
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $9.85         $9.80         $9.80
                                                           -------       -------       --------
Income From Investment Operations

  Net Investment Income                                       0.46          0.46          0.25
  Net Realized and Unrealized Gain (Loss) on Investments    (0.21)          0.05           --
                                                           -------       -------       --------
  Total From Investment Operations                            0.25          0.51          0.25
                                                           -------       -------       --------
Distributions

  From Net Investment Income                                (0.46)        (0.46)        (0.25)
  In Excess of Net Realized Gains                            --(2)           --           --
                                                           -------       -------       --------
  Total Distributions                                       (0.46)        (0.46)        (0.25)
                                                           -------       -------       --------
Net Asset Value, End of Period                               $9.64         $9.85         $9.80
                                                           =======       =======       ========
  Total Return(3)                                            2.60%         5.34%         2.51%

Ratios/Supplemental Data

                                                               2000          1999         1998(1)
-------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets            0.76%          0.76%        0.78%(4)
Ratio of Net Investment Income to Average Net Assets         4.69%          4.67%        5.20%(4)
Portfolio Turnover Rate                                       179%           138%           140%
Net Assets, End of Period (in thousands)                    $1,634         $3,102         $1,460

(1)  October 6, 1997 (commencement of sale) through March 31, 1998.

(2)  Per-share amount was less than $0.005.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

  www.americancentury.com                  American Century Investments      27

INTERMEDIATE-TERM TREASURY FUND
Advisor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data

                                                               2000          1999         1998(1)
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $10.45        $10.56        $10.42
                                                           -------      --------      ---------
Income From Investment Operations

  Net Investment Income                                       0.50          0.51          0.26
  Net Realized and Unrealized Gain (Loss) on Investments    (0.37)          0.10          0.14
                                                           -------      --------      ---------
  Total From Investment Operations                            0.13          0.61          0.40
                                                           -------      --------      ---------
Distributions

  From Net Investment Income                                (0.50)        (0.51)        (0.26)
  From Net Realized Gains                                      --         (0.21)           --
  In Excess of Net Realized Gains                           (0.05)           --            --
                                                           -------      --------      ---------
  Total Distributions                                       (0.55)        (0.72)        (0.26)
                                                           -------      --------      ---------
Net Asset Value, End of Period                              $10.03        $10.45        $10.56
                                                           =======      ========      =========
  Total Return(2)                                            1.25%         5.83%         3.90%

Ratios/Supplemental Data

                                                               2000          1999         1998(1)
-------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets           0.76%          0.76%        0.77%(3)
Ratio of Net Investment Income to Average Net Assets        4.86%          4.76%        5.28%(3)
Portfolio Turnover Rate                                      171%           221%           194%
Net Assets, End of Period (in thousands)                  $11,689         $6,117          $128

(1) October 9, 1997 (commencement of sale) through March 31, 1998.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

28       American Century Investments                             1-800-345-3533

LONG-TERM TREASURY FUND
Advisor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data

                                                              2000          1999         1998(1)
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $10.12        $10.58        $10.85
                                                           -------      --------      ---------
Income From Investment Operations

  Net Investment Income                                       0.55          0.56          0.12
  Net Realized and Unrealized Gain (Loss) on Investments    (0.30)          0.11        (0.27)
                                                           -------      --------      ---------
  Total From Investment Operations                            0.25          0.67        (0.15)
                                                           -------      --------      ---------
Distributions

  From Net Investment Income                                (0.55)        (0.56)        (0.12)
  From Net Realized Gains                                      --         (0.52)           --
  In Excess of Net Realized Gains                              --         (0.05)          .--
                                                           -------      --------      ---------
  Total Distributions                                       (0.55)        (1.13)        (0.12)
                                                           -------      --------      ---------
Net Asset Value, End of Period                               $9.82        $10.12        $10.58
                                                           =======      ========      =========
  Total Return(2)                                            2.61%         6.07%       (1.34)%

Ratios/Supplemental Data

                                                              2000          1999         1998(1)
--------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets            0.76%         0.76%       0.77%(3)
Ratio of Net Investment Income to Average Net Assets         5.59%         5.12%       5.42%(3)
Portfolio Turnover Rate                                       182%          105%            57%
Net Assets, End of Period (in thousands)                    $4,708        $2,587           $218

(1)  January 12, 1998 (commencement of sale) through March 31, 1998.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

www.americancentury.com                    American Century Investments     29

INFLATION-ADJUSTED TREASURY FUND
Advisor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data

                                                                   2000        1999(1)
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $9.48         $9.64
                                                               ---------     ---------
Income From Investment Operations

  Net Investment Income                                            0.56          0.34
  Net Realized and Unrealized Loss on Investment Transactions     (0.07)        (0.16)
                                                               ---------     ---------
  Total From Investment Operations                                 0.49          0.18
                                                               ---------     ---------
Distributions

  From Net Investment Income                                      (0.56)        (0.34)
                                                               ---------     ---------
Net Asset Value, End of Period                                    $9.41         $9.48
                                                               =========     ==========
  Total Return(2)                                                 5.26%         1.94%

Ratios/Supplemental Data

                                                                 2000          1999(1)
----------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets               0.76%         0.74%(3)
Ratio of Net Investment Income to Average Net Assets            5.81%         4.56%(3)
Portfolio Turnover Rate                                           52%            127%
Net Assets, End of Period (in thousands)                         $178             $10

(1)  June 15, 1998 (commencement of sale) through March 31, 1999.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

30   American Century Investments                            1-800-345-3533

SHORT-TERM GOVERNMENT FUND
Advisor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data

                                                                      2000          1999(1)
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $9.47         $9.49
                                                                   ---------     ---------
Income From Investment Operations

  Net Investment Income                                                0.49          0.33
  Net Realized and Unrealized Loss on Investment Transactions        (0.28)        (0.02)
                                                                   ---------     ---------
  Total From Investment Operations                                     0.21          0.31
                                                                   ---------     ---------
Distributions

  From Net Investment Income                                         (0.49)        (0.33)
                                                                   ---------     ---------
Net Asset Value, End of Period                                       $9.19          $9.47
                                                                   =========     =========
  Total Return(2)                                                     2.26%         3.37%

Ratios/Supplemental Data

                                                                      2000          1999(1)
-------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.84%        0.84%(3)
Ratio of Net Investment Income to Average Net Assets                  5.23%        4.77%(3)
Portfolio Turnover Rate                                                323%            196%
Net Assets, End of Period (in thousands)                              $461             $94

(1)  July 8, 1998 (commencement of sale) through March 31, 1999.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

www.americancentury.com                   American Century Investments    31

GNMA FUND

Advisor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data

                                                                           2000      1999     1998(1)
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $10.62    $10.67    $10.63
                                                                        --------   -------   -------

Income From Investment Operations

  Net Investment Income                                                     0.64      0.61      0.31
  Net Realized and Unrealized Gain (Loss) on Investment Transactions      (0.46)     (0.05)      0.04
                                                                        --------   -------   -------
  Total From Investment Operations                                          0.18      0.56      0.35
                                                                        --------   -------   -------
Distributions

  From Net Investment Income                                              (0.64)     (0.61)    (0.31)
                                                                        --------   -------   -------
Net Asset Value, End of Period                                            $10.16    $10.62    $10.67
                                                                        ========   =======   ========
  Total Return(2)                                                          1.76%     5.40%     3.30%

Ratios/Supplemental Data

                                                                           2000      1999      1998(1)
-----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                          0.84%     0.84%    0.84%(3)
Ratio of Net Investment Income to Average Net Assets                       6.17%     5.73%    5.92%(3)
Portfolio Turnover Rate                                                     133%       119%       133%
Net Assets, End of Period (in thousands)                                 $13,080    $6,910        $460

(1)  October 9, 1997 (commencement of sale) through March 31, 1998.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

32       American Century Investments                         1-800-345-3533

PERFORMANCE INFORMATION OF OTHER CLASS

The following  financial  information is provided to show the performance of the funds' original class of shares.  This class,  the Investor  Class,  has a total expense ratio that is 0.25% lower than the Advisor  Class.  If the Advisor Class had existed during the periods presented,  its performance would have been lower because of the additional expense.

The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five fiscal years.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses as a percentage of average net assets

*  NET INCOME RATIO - the net investment income as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activit

The  Financial  Highlights  for the fiscal years ended March 31, 2000,  1999 and
1998, have been audited by PricewaterhouseCoopers  LLP, independent accountants.
Their report is included in the funds' annual reports, which are incorporated by reference into the Statement of Additional  Information,  and are available upon request.  Prior years'  information was audited by other  independent  auditors, whose report also is  incorporated by reference into the Statement of Additional
Information.

www.americancentury.com                   American Century Investments       33

GOVERNMENT AGENCY MONEY MARKET FUND
Investor Class

For a Share Outstanding Throughout the Years Ended March 31

Per-Share Data

                                                           2000          1999        1998       1997       1996
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $1.00          $1.00       $1.00      $1.00      $1.00
                                                       --------       --------    -------    --------   --------
Income From Investment Operations

  Net Investment Income                                    0.05          0.05        0.05       0.05       0.05
                                                       --------       --------    -------    --------   --------
Distributions

  From Net Investment Income                             (0.05)        (0.05)      (0.05)     (0.05)     (0.05)
                                                       --------       --------    -------    --------   --------
Net Asset Value, End of Period                           $1.00          $1.00       $1.00      $1.00      $1.00
                                                       ========       ========    =======    =======    ========
  Total Return(1)                                         4.98%         4.91%       5.14%      4.89%      5.35%

Ratios/Supplemental Data

                                                            2000          1999        1998       1997       1996
-----------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(2)       0.48%        0.48%       0.51%      0.57%       0.51%
Ratio of Net Investment Income to Average Net Assets       4.88%        4.79%       5.02%      4.76%       5.20%
Net Assets, End of Period (in thousands)                $555,374     $527,842    $487,791   $470,759    $503,328

(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

(2)  The ratios for years  ended March 31,  1997,  and March 31,  1996,  include expenses paid through expense offset arrangements.

26     American Century Investments                             1-800-345-3533

SHORT-TERM TREASURY FUND
Investor Class

For a Share Outstanding Throughout the Years Ended March 31

Per-Share Data

                                                          2000       1999       1998        1997      1996
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $9.85     $9.80      $9.68        $9.84     $9.73
                                                      --------   -------    -------      -------    ------
Income From Investment Operations

  Net Investment Income                                   0.49       0.49       0.53        0.52      0.53
  Net Realized and Unrealized Gain (Loss)
  on Investments                                        (0.21)       0.05       0.12      (0.07)      0.11
                                                      --------   -------    -------      -------    ------
  Total From Investment Operations                        0.28       0.54       0.65        0.45      0.64
                                                      --------   -------    -------      -------    ------
Distributions

  From Net Investment Income                            (0.49)     (0.49)     (0.53)      (0.52)    (0.53)
  From Net Realized Gains                                 --         --        --         (0.09)      --
  In Excess of Net Realized Gains                         --(1)      --        --           --        --
                                                      --------   -------    -------      -------    ------
  Total Distributions                                   (0.49)     (0.49)     (0.53)      (0.61)    (0.53)
                                                      --------   -------    -------      -------    ------
Net Asset Value, End of Period                           $9.64      $9.85      $9.80       $9.68     $9.84
                                                      ========   =======    ========     =======    ======
  Total Return(2)                                        2.86%      5.60%      6.89%       4.62%     6.71%

Ratios/Supplemental Data

                                                           2000       1999       1998        1997      1996
------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets        0.51%      0.51%      0.55%       0.61%      0.67%
Ratio of Net Investment Income to Average Net Assets     4.94%      4.92%      5.45%       5.26%      5.39%
Portfolio Turnover Rate                                   179%       138%       140%        234%       224%
Net Assets, End of Period (in thousands)               $59,671    $61,783    $40,874     $35,854    $35,648

(1)   Per-share amount was less than $0.005.

(2)   Total  return  assumes   reinvestment   of  dividends  and  capital  gains
      distributions, if any.

www.americancentury.com                 American Century Investments       27

INTERMEDIATE-TERM TREASURY FUND
Investor Class

For a Share Outstanding Throughout the Years Ended March 31

Per-Share Data

                                                             2000         1999          1998          1997       1996
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $10.45       $10.56        $10.06         $10.24      $9.99
                                                         --------     --------     ---------      ---------    --------
Income From Investment Operations

  Net Investment Income                                      0.53          0.54          0.59          0.58       0.58
  Net Realized and Unrealized Gain (Loss)
  on Investments                                           (0.37)          0.10          0.50        (0.18)       0.25
                                                         --------     --------     ---------      ---------    --------
  Total From Investment Operations                           0.16          0.64          1.09          0.40       0.83
                                                         --------     --------     ---------      ---------    --------
Distributions

  From Net Investment Income                               (0.53)        (0.54)        (0.59)        (0.58)     (0.58)
  From Net Realized Gains                                     --         (0.21)           --           --        --
  In Excess of Net Realized Gains                          (0.05)          --             --           --        --
                                                         --------     --------     ---------      ---------    --------
  Total Distributions                                      (0.58)        (0.75)        (0.59)        (0.58)     (0.58)
                                                         --------     --------     ---------      ---------    --------
Net Asset Value, End of Period                             $10.03        $10.45        $10.56        $10.06     $10.24
                                                         ========     ========     ==========     =========    ========
  Total Return(1)                                           1.51%         6.09%        11.04%         4.05%      8.42%

Ratios/Supplemental Data

                                                              2000          1999          1998          1997       1996
------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets          0.51%          0.51%         0.51%         0.51%       0.53%
Ratio of Net Investment Income to Average Net Assets       5.11%          5.01%         5.63%         5.72%       5.65%
Portfolio Turnover Rate                                     171%           221%          194%          110%        168%
Net Assets, End of Period (in thousands)                $329,995       $435,494      $374,861      $328,784    $311,020

(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

28     American Century Investments                             1-800-345-3533

LONG-TERM TREASURY FUND
Investor Class

For a Share Outstanding Throughout the Years Ended March 31

Per-Share Data

                                                            2000       1999        1998       1997        1996
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $10.12     $10.58       $9.32       $9.67       $9.05
                                                        --------   --------    ---------    --------    --------
Income From Investment Operations

  Net Investment Income                                    0.57        0.58        0.61       0.60        0.60
  Net Realized and Unrealized Gain (Loss)
  on Investments                                         (0.30)        0.11        1.26     (0.35)        0.62
                                                        --------   --------    ---------    --------    --------
  Total From Investment Operations                         0.27        0.69        1.87       0.25        1.22
                                                        --------   --------    ---------    --------    --------
Distributions

  From Net Investment Income                             (0.57)      (0.58)      (0.61)     (0.60)      (0.60)
  From Net Realized Gains                                   .--      (0.52)         .--        .--         .--
  In Excess of Net Realized Gains                           .--      (0.05)         .--        .--         .--
                                                        --------   --------    ---------    --------    --------
  Total Distributions                                    (0.57)      (1.15)      (0.61)     (0.60)      (0.60)
                                                        --------   --------    ---------    --------    --------
Net Asset Value, End of Period                            $9.82      $10.12      $10.58      $9.32       $9.67
                                                       =========   ========    =========    ========    ========
  Total Return(1)                                         2.86%       6.33%      20.48%      2.65%      13.46%

Ratios/Supplemental Data

                                                            2000       1999        1998       1997        1996
---------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         0.51%       0.51%       0.54%      0.60%        0.67%
Ratio of Net Investment Income to Average Net Assets      5.84%       5.37%       6.00%      6.28%        5.93%
Portfolio Turnover Rate                                    182%        105%         57%        40%         112%
Net Assets, End of Period (in thousands)                $85,886    $137,552    $103,381    $126,570    $110,741

(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

www.americancentury.com                   American Century Investments       29

INFLATION-ADJUSTED TREASURY FUND
Investor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data

                                                                   2000      1999       1998      1997(1)
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                               $9.48     $9.63      $9.74     $10.00
                                                                --------   --------   --------   --------
Income From Investment Operations

  Net Investment Income                                             0.58      0.47       0.44       0.06
  Net Realized and Unrealized Loss on Investment Transactions     (0.07)    (0.15)     (0.11)     (0.26)
                                                                --------   --------   --------   --------
  Total From Investment Operations                                 0.51      0.32        0.33     (0.20)
                                                                --------   --------   --------   --------
Distributions

  From Net Investment Income                                      (0.58)    (0.47)     (0.44)     (0.06)
                                                                --------   --------   --------   --------
Net Asset Value, End of Period                                     $9.41     $9.48      $9.63      $9.74
                                                                ========   ========   ========   ========
  Total Return(2)                                                  5.52%     3.37%      3.45%    (1.98)%

Ratios/Supplemental Data

                                                                   2000       1999       1998      1997(1)
----------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                 0.51%      0.49%      0.50%    0.50%(3)
Ratio of Net Investment Income to Average Net Assets              6.06%      4.84%      4.45%    5.03%(3)
Portfolio Turnover Rate                                             52%       127%        69%          --
Net Assets, End of Period (in thousands)                        $18,610     $8,980     $5,279     $2,277

(1)  February 10, 1997 (inception) through March 31, 1997.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

30     American Century Investments                             1-800-345-3533

SHORT-TERM GOVERNMENT FUND
Investor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

Per-Share Data

                                                    2000       1999      1998(1)        1997        1996      1995
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $9.47      $9.46      $9.49         $9.47      $9.51      $9.27
                                               --------     ------     ------       -------     ------     ------
Income From Investment Operations

  Net Investment Income                            0.52       0.49       0.21          0.52        0.51      0.52
  Net Realized and Unrealized Gain (Loss) on
  Investments                                    (0.28)       0.01     (0.03)          0.02      (0.04)      0.24
                                               --------     ------     ------       -------     ------     ------
  Total From Investment Operations                 0.24       0.50       0.18          0.54        0.47      0.76
                                               --------     ------     ------       -------     ------     ------
Distributions

  From Net Investment Income                     (0.52)     (0.49)     (0.21)        (0.52)      (0.51)    (0.52)
                                               --------     ------     ------       -------     -------    ------
Net Asset Value, End of Period                   $9.19       $9.47      $9.46         $9.49       $9.47     $9.51
                                               ========     ======     ======       =======     =======    =======
  Total Return(2)                                 2.51%      5.39%      1.95%         5.86%       5.09%     8.42%

Ratios/Supplemental Data

                                                    2000       1999      1998(1)        1997        1996      1995
-------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to

Average Net Assets                               0.59%        0.59%    0.59%(3)      0.68%       0.70%      0.70%

Ratio of Net Investment Income to

Average Net Assets                               5.48%        5.15%    5.43%(3)      5.53%       5.39%      5.53%

Portfolio Turnover Rate                           323%         196%         54%       293%        246%       128%

Net Assets, End of Period (in thousands)      $762,363     $832,344    $808,464   $519,332    $349,772   $391,331

(1)  The  fund's  fiscal  year  end was  changed  from  October  31 to  March 31 resulting in a five-month  reporting period. For years ended prior to 1998, the fund's fiscal year end was October 31.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

www.americancentury.com                   American Century Investments     39

GNMA FUND

Investor Class

For a Share Outstanding Throughout the Years Ended March 31

Per-Share Data

                                                           2000          1999          1998          1997          1996
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $10.62       $10.67        $10.33         $10.45        $10.18
                                                       ---------    --------       --------       --------      --------
Income From Investment Operations

  Net Investment Income                                    0.67          0.64          0.69          0.71          0.74
  Net Realized and Unrealized Gain (Loss) on
  Investment Transactions                                (0.46)        (0.05)          0.34        (0.12)          0.27
                                                       ---------    --------       --------       --------      --------
  Total From Investment Operations                         0.21          0.59          1.03          0.59          1.01
                                                       ---------    --------       --------       --------      --------
Distributions

  From Net Investment Income                             (0.67)        (0.64)        (0.69)        (0.71)        (0.74)
                                                       ---------    ---------      --------       --------      --------
Net Asset Value, End of Period                           $10.16        $10.62        $10.67        $10.33        $10.45
                                                       =========    =========      ========       ========      =========
  Total Return(1)                                         2.01%         5.66%        10.21%         5.84%        10.08%

Ratios/Supplemental Data

                                                            2000          1999          1998          1997          1996
-------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets(2)       0.59%         0.59%         0.58%         0.55%          0.58%
Ratio of Net Investment Income to Average Net Assets       6.42%         5.98%         6.49%         6.84%          6.98%
Portfolio Turnover Rate                                     133%          119%          133%          105%            64%
Net Assets, End of Period (in thousands)              $1,240,003    $1,415,607    $1,285,641    $1,119,165     $1,120,019

(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

(2)  The ratios for years  ended March 31,  1997,  and March 31,  1996,  include expenses paid through expense offset arrangements.

40        American Century Investments                            1-800-345-3533

NOTES

www.americancentury.com                   American Century Investments      41

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed,  legal  description of the funds'  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  Prospectus.  This means  that it is  legally  part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the funds or your accounts,  by contacting  American  Century at the address or telephone numbers listed below.

You also can get  information  about  the  funds  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                 SEC Public Reference Room
                          Washington, D.C.
                          Call 202-942-8090 for
                          location and hours.

On the Internet           * EDGAR database at www.sec.gov
                          * By email request at publicinfo@sec.gov

By mail                   SEC Public Reference Section
                          Washington, D.C. 20549-0102

Investment Company Act File No. 811-4363

                       [american century logo (reg. sm)]
                                    American
                                    Century

                          American Century Investments

                                P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575

0008
SH-PRS-20947

AMERICAN CENTURY
statement of
additional information

Capital Preservation Fund
Government Agency Money Market Fund
Short-Term Treasury Fund
Intermediate-Term Treasury Fund
Long-Term Treasury Fund
Inflation-Adjusted Treasury Fund
Short-Term Government Fund
GNMA Fund

                                                                 AUGUST 1, 2000

                                                                American Century
                                                        Government Income Trust

   THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
     PROSPECTUS, DATED AUGUST 1, 2000, BUT IS NOT A PROSPECTUS. THE STATEMENT OF
    ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' CURRENT
PROSPECTUS. IF YOU WOULD LIKE A COPY OF THE PROSPECTUS, PLEASE CONTACT US AT THE
                           ADDRESS OR TELEPHONE NUMBERS LISTED ON THE BACK COVER
                                 OR  VISIT   AMERICAN   CENTURY'S  WEB  SITE  AT
                                                        WWW.AMERICANCENTURY.COM.

     THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
 DELIVERED TO ALL SHAREHOLDERS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL
                               OR SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

                                                    Funds Distributor, Inc. and
                                                    American Century Investment
                                                   Services, Inc., Distributors

                                               [american century logo (reg. sm)]
                                                                        American
                                                                         Century

www.americancentury.com                   American Century Investments        1

THE FUNDS' HISTORY

American Century  Government Income Trust is a registered,  open-end  management investment company that was organized as a Massachusetts  business trust on July
24, 1985. From then until January 1997, it was known as Benham Government Income
Trust.  Throughout this Statement of Additional Information we refer to American
Century Government Income Trust as the Trust.

Each fund  described in this  Statement of Additional  Information is a separate series of the Trust and operates for many purposes as if it were an  independent company. Each fund has its own investment objective,  strategy, management team, assets, and tax identification and stock registration numbers.

FUND INVESTMENT GUIDELINES

This section  explains the extent to which the funds' advisor,  American Century
Investment Management,  Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated  with each appear in the section,  Investment  Strategies  and Risks, page 6.  In the  case  of the  funds'  principal  investment  strategies,  these descriptions elaborate upon discussion contained in the Prospectus.

Each fund is a  diversified,  open-end  investment  company  as  defined  in the
Investment Company Act of 1940 (the Investment  Company Act).  Diversified means that,  with respect to 75% of its total  assets,  each fund will not invest more than 5% of its total  assets in the  securities  of a single  issuer or own more than 10% of the  outstanding  voting  securities  of a single issuer (other than
U.S. government securities).

The money  market  funds  operate  pursuant  to Rule 2a-7  under the  Investment
Company Act.  That rule permits the  valuation  of portfolio  securities  on the basis of amortized cost. To rely on the rule, each fund must be diversified with regard  to 100% of its  assets  other  than  U.S.  government  securities.  This operating  policy is more  restrictive  than the  Investment  Company Act, which requires a diversified  investment company to be diversified with regard to only
75% of its assets.

To meet federal tax  requirements for  qualification  as a regulated  investment company,  each fund  must  limit  its  investments  so that at the close of each quarter  of its  taxable  year (1) no more  than  25% of its  total  assets  are invested in the securities of a single issuer (other than the U.S. government or a regulated  investment  company),  and (2) with  respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

Each fund (except  Short-Term  Government and the GNMA Fund) seeks income exempt from state taxes by  investing  in U.S.  government  securities  whose  interest payments are state tax-exempt.  As a result, these funds' dividend distributions are  expected  to be  exempt  from  state  income  tax.  See  page  34 for  more information on tax treatment of the funds' distributions.

2       American Century Investments                             1-800-345-2021

                                    INVESTOR CLASS           ADVISOR CLASS
------------------------------------------------------------------------------
                                   Ticker   Inception      Ticker  Inception

Fund                               Symbol   Date           Symbol  Date
------------------------------------------------------------------------------
Capital Preservation               CPFXX    10/13/1972     N/A     N/A
Government Agency Money Market     BGAXX    12/05/1989     N/A     04/12/1999
Short-Term Treasury                BSTAX    09/08/1992     BSTTX   10/06/1997
Intermediate-Term Treasury         CPTNX    05/16/1980     ABTAX   10/09/1997
Long-Term Treasury                 BLAGX    09/08/1992     AMLAX   01/12/1998
Inflation-Adjusted Treasury        N/A      02/10/1997     N/A     06/15/1998
Short-Term Government              TWUSX    12/15/1982     N/A     07/08/1998
GNMA Fund                          BGNMX    09/23/1985     BGNAX   10/09/1997
------------------------------------------------------------------------------

THE MONEY MARKET FUNDS

Each of the money market  funds seeks to maintain a $1.00 share price,  although there is no  guarantee  they will be able to do so.  Shares of the money  market funds are neither insured nor guaranteed by the U.S. government.

Capital Preservation

Capital Preservation seeks maximum safety and liquidity. Its secondary objective is to seek  to pay  its  shareholders  the  highest  rate  of  return  on  their investment in Capital Preservation consistent with safety and liquidity. Capital
Preservation  pursues its  investment  objectives  by investing  exclusively  in short-term  U.S.  Treasury  securities  guaranteed  by the direct full faith and credit pledge of the U.S.  government.  Capital  Preservation's  dollar-weighted average portfolio maturity will not exceed 90 days.

While the risks associated with investing in short-term U.S. Treasury securities are very low, an investment in Capital Preservation is not risk-free.

Government Agency Money Market

Government  Agency  Money  Market  seeks to provide the highest  rate of current return on its  investments,  consistent with safety of principal and maintenance of liquidity,  by investing  exclusively  in short-term  obligations of the U.S.
government  and its  agencies  and  instrumentalities,  the income from which is exempt from state  taxes.  Under normal  conditions,  at least 65% of the fund's total assets are invested in securities issued by agencies and instrumentalities of the U.S. government.  Assets not invested in these securities are invested in
U.S. Treasury securities.  For temporary defensive purposes, the fund may invest up to 100% of its  assets  in U.S.  Treasury  securities.  The  fund's  weighted average portfolio maturity will not exceed 90 days.

The U.S. government provides varying levels of financial support to its agencies and instrumentalities.

THE U.S. TREASURY FUNDS

Short-Term Treasury, Intermediate-Term Treasury, Long-Term Treasury

Short-Term Treasury, Intermediate-Term Treasury and Long-Term Treasury are quite similar  to one  another  but can be  differentiated  by  their  dollar-weighted average  maturities.  Among  these  funds,  the longer a fund's  dollar-weighted average  maturity,  the more its share price will  fluctuate when interest rates change.

www.americancentury.com                   American Century Investments         3

This  pattern is due,  in part,  to the time value of money.  A bond's  worth is
determined,   in  part,   by  the  present  value  of  its  future  cash  flows.
Consequently, changing interest rates have a greater effect on the present value of a long-term bond than a short-term  bond.  Because of this interplay  between market interest rates and share price, investors are encouraged to evaluate fund performance on the basis of total return.

The investment objectives of the funds are as follows: Short-Term Treasury seeks to earn and  distribute  the highest  level of current  income exempt from state income taxes as is consistent with  preservation  of capital.  Intermediate-Term
Treasury seeks to earn and distribute the highest level of current income exempt from state taxes as is consistent with the conservation of assets and the safety provided by U.S. Treasury bills,  notes and bonds.  Long-Term  Treasury seeks to provide a consistent and high level of current income exempt from state taxes.

Short-Term,  Intermediate-Term  and Long-Term  Treasury pursue their  investment objectives by investing primarily in securities issued or guaranteed by the U.S.
Treasury. As a result, each fund may invest in U.S. Treasury bills, bonds, notes and  zero-coupon  securities,  all of which also are  backed by the direct  full faith and  credit  pledge of the U.S.  government.  In  addition,  the funds may invest up to 35% of their total  assets in  securities  issued by  agencies  and instrumentalities of the U.S. government.

Within this  framework,  the funds differ in the  remaining  maturities of their portfolio securities and the dollar-weighted average maturities of their overall portfolio.  Under normal conditions,  the funds' maturity characteristics are as follows:  Short-Term  Treasury  invests  primarily in securities  with remaining maturities of three years or less,  and maintains a weighted  average  portfolio maturity  ranging  from 13 months to three years.  Intermediate-Term  Treasury's weighted  average  portfolio  maturity ranges from three to 10 years.  Long-Term
Treasury invests primarily in securities with maturities of 10 or more years and maintains a weighted average portfolio maturity ranging from 10 to 30 years.

Each of the funds is  designed to allow  investors  to seek  competitive  yields within their tolerance for share price fluctuations.  Thus,  Short-Term Treasury may be  appropriate  for investors who can tolerate some share price  volatility and are seeking  higher  current  yields than those  available from money market funds. Similarly,  the current yield for Intermediate-Term  Treasury will likely be higher than that of Short-Term Treasury,  but the share price volatility will be greater.  By  maintaining  an average  portfolio  maturity of 10 to 30 years,
Long-Term  Treasury offers investors the potential to earn higher current yields than those typically  available from Short-Term  Treasury and  Intermediate-Term
Treasury.  Long-Term  Treasury  also may offer  greater  potential  for  capital appreciation. However, maintaining a relatively long average maturity also means that Long-Term Treasury's share price generally will be the most volatile of the three funds.

Inflation-Adjusted Treasury

Inflation-Adjusted Treasury pursues its investment objective by investing, under normal market conditions,  at least 65% of its total assets in inflation-indexed
Treasury  securities  that are  backed by the full  faith and credit of the U.S.
government and indexed or otherwise  structured by the U.S.  Treasury to provide protection  against  inflation.  Inflation-indexed  Treasury  securities  may be issued  by the U.S.  Treasury  in the form of notes or  bonds.  Up to 35% of the fund's total assets may be invested in  inflation-indexed  securities  issued by
U.S.    government    agencies    and    government-sponsored     organizations.
Inflation-Adjusted Treasury also may invest in U.S. Treasury securities that are not indexed to inflation for  liquidity and total return,  or if at any time the
fund   managers   believe  there  is  an   inadequate   supply  of   appropriate
inflation-indexed  securities  in which to invest or when such  investments  are
required  as  a  temporary  defensive  measure.   Inflation-Adjusted  Treasury's
portfolio may consist of any  combination of these  securities  consistent  with investment strategies employed by the advisor. While Inflation-Adjusted Treasury seeks to provide a measure of inflation protection to its investors, there is no assurance  that the  fund  will  provide  less  risk  than a fund  investing  in conventional fixed-principal securities.

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There are no maturity  or  duration  restrictions  for the  securities  in which
Inflation-Adjusted   Treasury   may  invest.   The  U.S.   Treasury  has  issued
inflation-indexed  Treasury  securities  with  five-year,  10-year  and  30-year maturities.

Inflation-Adjusted  Treasury may be appropriate for investors who are seeking to protect  all or a part  of  their  investment  portfolio  from  the  effects  of inflation.

Traditional U.S. Treasury fixed-principal notes and bonds pay a stated return or rate of  interest in dollars  and are  redeemed  at their par amount.  Inflation during the period that the securities are  outstanding  will diminish the future purchasing  power of these dollars.  Inflation-Adjusted  Treasury is designed to serve as a vehicle to protect against this diminishing effect.

Inflation-Adjusted  Treasury is designed to provide total return consistent with an  investment  in  inflation-indexed  Treasury  securities.  Inflation-Adjusted
Treasury's  yield will reflect both the  inflation-adjusted  interest income and the inflation  adjustment to principal,  which are features of inflation-indexed
Treasury securities. The current income generated by Inflation-Adjusted Treasury will vary with  month-to-month  changes in the  Consumer  Price Index and may be substantially  more  or  substantially  less  than  traditional  fixed-principal securities.

There are special  investment  risks,  particularly  share price  volatility and
potential   adverse   tax   consequences,    associated   with   investment   in
inflation-indexed  securities.  These risks are described in the section  titled
Investment  Strategies and Risks, page 6. You should read that section carefully to make sure you understand the nature of Inflation-Adjusted Treasury before you invest in it.

THE U.S. GOVERNMENT FUNDS

Short-Term Government

Short-Term  Government  seeks to provide  investors with a high level of current income  consistent with stability of principal.  Short-Term  Government  pursues this objective by investing  primarily in securities issued or guaranteed by the
U.S. government or its agencies or  instrumentalities.  Under normal conditions, the fund managers invest at least 65% of Short-Term Government's total assets in securities  of the U.S.  government  and its  agencies  and  maintain a weighted average maturity of three years or less.

GNMA Fund

The GNMA Fund seeks to provide a high level of current  income  consistent  with safety of principal  and  maintenance  of  liquidity  by investing  primarily in mortgage-backed Ginnie Mae certificates.

Ginnie Mae  certificates  represent  interests in pools of mortgage loans and in the cash  flows from those  loans.  These  certificates  are  guaranteed  by the
Government National Mortgage Association and backed by the full faith and credit of the U.S.  government  as to the timely  payment of interest and  repayment of principal.  This means that the GNMA Fund  receives  its share of  interest  and principal payments owed on the underlying pool of mortgage loans,  regardless of whether borrowers make their scheduled mortgage payments.

Assets not  invested in Ginnie Mae  certificates,  directly or  indirectly,  are
invested  in  other  U.S.   government   securities  or  repurchase   agreements
collateralized by U.S. government securities.  For temporary defensive purposes, the GNMA Fund may invest 100% of its assets in these securities.

A unique feature of mortgage-backed securities, such as Ginnie Mae certificates, is that their  principal is scheduled to be paid back gradually for the duration of the loan rather

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than in one lump sum at maturity. Investors (such as those investing in the GNMA
Fund) receive  scheduled  monthly  payments of principal and interest,  but they also  may  receive  unscheduled  prepayments  of  principal  on  the  underlying mortgages.  See  Mortgage-Backed  Securities  on  page  7  for a  discussion  of prepayment risk.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and strategies that the fund managers can use in managing a fund's assets.  It also details the risks  associated with each, because each technique contributes to a fund's overall risk profile.

U.S. Government Securities

U.S.  Treasury  bills,  notes,  zero-coupon  bonds  and other  bonds are  direct obligations  of the U.S.  Treasury,  which has never  failed to pay interest and repay principal when due. Treasury bills have initial  maturities of one year or less,  Treasury  notes  from two to 10 years,  and  Treasury  bonds more than 10 years.  Although U.S. Treasury securities carry little principal risk if held to maturity,  the  prices of these  securities  (like all debt  securities)  change between issuance and maturity in response to fluctuating market interest rates.

A number of U.S.  government  agencies  and  government-sponsored  organizations issue debt  securities.  These  agencies  generally  are  created by Congress to fulfill a specific  need,  such as  providing  credit to home buyers or farmers.
Among these  agencies are the Federal  Home Loan Banks,  the Federal Farm Credit
Banks,  the  Student  Loan  Marketing  Association  and the  Resolution  Funding
Corporation.

Some  agency  securities  are  backed by the full  faith and  credit of the U.S.
government,  and  some  are  guaranteed  only  by  the  issuing  agency.  Agency securities  typically offer somewhat higher yields than U.S. Treasury securities with similar maturities.  However,  these securities may involve greater risk of default than securities backed by the U.S. Treasury.

Interest rates on agency  securities may be fixed for the term of the investment
(fixed-rate   agency   securities)   or  tied  to  prevailing   interest   rates
(floating-rate agency securities).  Interest rate resets on floating-rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.

Floating-rate  agency  securities  frequently  have caps  limiting the extent to which coupon rates can be raised.  The price of a floating-rate  agency security may decline if its capped coupon rate is lower than  prevailing  market interest rates. Fixed- and floating-rate agency securities may be issued with a call date
(which permits  redemption before the maturity date). The exercise of a call may reduce an obligation's yield to maturity.

INTEREST RATE RESETS ON FLOATING-RATE U.S. GOVERNMENT AGENCY SECURITIES

Interest  rate  resets  on  floating-rate  U.S.   government  agency  securities
generally  occur at  intervals  of one year or less in  response to changes in a predetermined  interest  rate index.  There are two main  categories of indices:
those based on U.S.  Treasury  securities  and those  derived  from a calculated measure,  such as a  cost-of-funds  index.  Commonly  used  indices  include the three-month,  six-month and one-year  Treasury bill rates; the two-year Treasury note yield;  the  Eleventh  District  Federal Home Loan Bank Cost of Funds Index
(EDCOFI);  and the London  Interbank  Offered Rate (LIBOR).  Fluctuations in the
prices  of  floating-rate  U.S.   government  agency  securities  are  typically
attributed  to  differences  between the coupon  rates on these  securities  and prevailing market interest rates between interest rate reset dates.

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Master Demand Notes (Government Agency Money Market Only)

Government  Agency Money Market may acquire  variable-rate  master  demand notes
issued  by  U.S.   government  agencies  such  as  the  Student  Loan  Marketing
Association.  Master  demand notes allow the fund to lend money at varying rates of interest  under direct  agreements  with  borrowers.  The fund may adjust the amount of money loaned under a master demand note daily or weekly up to the full amount  specified in the  agreement,  and the borrower may prepay up to the full amount of the loan without penalty. Master demand notes may or may not be backed by bank letters of credit. As direct  agreements  between lenders and borrowers, there is no secondary  market for master demand  notes.  These  instruments  are redeemable  (immediately repayable by the borrower) at par plus accrued interest at any time.

Zero-Coupon Securities

Zero-coupon  U.S.  Treasury  securities are the unmatured  interest  coupons and underlying  principal  portions of U.S.  Treasury  notes and bonds.  Originally, these  securities were created by  broker-dealers  who bought Treasury notes and bonds and deposited these  securities with a custodian bank. The  broker-dealers then sold receipts representing  ownership interests in the coupons or principal portions of the notes and bonds.  Some examples of zero-coupon  securities  sold through custodial receipt programs are CATS (Certificates of Accrual on Treasury
Securities),  TIGRs  (Treasury  Investment  Growth  Receipts)  and  generic  TRs
(Treasury Receipts).

The U.S. Treasury  subsequently  introduced a program called Separate Trading of
Registered  Interest and  Principal of  Securities  (STRIPS).  In this  program, eligible  securities  may be presented to the U.S.  Treasury and  exchanged  for their component  parts,  which are then traded in book-entry  form.  (Book-entry trading eliminated the bank credit risks associated with broker-dealer sponsored
custodial  receipt   programs.)  STRIPS  are  direct  obligations  of  the  U.S.
government and have the same credit risks as other U.S. Treasury securities.

Zero-Coupon U.S. government securities are the unmatured interest coupons and underlying principal portions of securities issued by U.S. government agencies and government-sponsored enterprises. The U.S. government and its agencies may issue securities in zero-coupon form. These securities are referred to as original-issue, zero-coupon securities.

Mortgage-Backed Securities

BACKGROUND

A  mortgage-backed  security  represents  an  ownership  interest  in a pool  of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

Like  fixed-income  securities  such as  U.S.  Treasury  bonds,  mortgage-backed securities  pay a stated  rate of  interest  during  the  life of the  security.
However,  unlike a bond, which returns principal to the investor in one lump sum at  maturity,  mortgage-backed  securities  return  principal to the investor in increments during the life of the security.

Because  the timing and speed of  principal  repayments  vary,  the cash flow on mortgage  securities  is  irregular.  If  mortgage  holders  sell  their  homes, refinance  their loans,  prepay their  mortgages or default on their loans,  the principal is distributed pro rata to investors.

As with  other  fixed-income  securities,  the  prices  of  mortgage  securities fluctuate in response to changing  interest rates; when interest rates fall, the prices of mortgage securities rise, and vice versa. Changing interest rates have additional  significance  for  mortgage-backed  securities  investors,  however, because they influence  prepayment  rates (the rates at which  mortgage  holders prepay  their  mortgages),  which in turn  affect the yields on  mortgage-backed securities. When interest rates decline, prepayment rates

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generally  increase.  Mortgage  holders  take  advantage of the  opportunity  to refinance  their  mortgages  at lower rates with lower  monthly  payments.  When interest  rates rise,  mortgage  holders are less  inclined to  refinance  their mortgages.  The effect of  prepayment  activity on yield  depends on whether the mortgage-backed security was purchased at a premium or at a discount.

A fund may get back  principal  sooner than it expected  because of  accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal  at rates lower than it would have earned if principal  payments  were made  on  schedule.  Conversely,  a  mortgage-backed  security  may  exceed  its anticipated  life if  prepayment  rates  decelerate  unexpectedly.  Under  these circumstances,  a fund  might miss an  opportunity  to earn  interest  at higher prevailing rates.

GINNIE MAE CERTIFICATES

The Government  National  Mortgage  Association (GNMA or Ginnie Mae) is a wholly owned  corporate  instrumentality  of the United States within the Department of
Housing and Urban  Development.  The National Housing Act of 1934 (Housing Act),
as amended,  authorizes  Ginnie Mae to guarantee the timely  payment of interest and repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or by
Title V of the Housing Act of 1949 (FHA Loans),  or  guaranteed by the Veterans'
Affairs under the Servicemen's  Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible  mortgage loans. The Housing Act provides that the full faith and credit of the U.S.  government  is pledged to the  payment of all amounts  that may be  required  to be paid under any  guarantee.  Ginnie Mae has unlimited  authority  to  borrow  from  the U.S.  Treasury  in order to meet its obligations under this guarantee.

Ginnie Mae  certificates  represent a pro rata  interest in one or more pools of the following types of mortgage  loans:  (a) fixed-rate  level payment  mortgage loans; (b) fixed-rate  graduated  payment mortgage loans (GPMs);  (c) fixed-rate growing equity mortgage loans (GEMs);  (d) fixed-rate  mortgage loans secured by manufactured (mobile) homes (MHs); (e) mortgage loans on multifamily residential
properties  under   construction   (CLCs);   (f)  mortgage  loans  on  completed
multifamily  projects  (PLCs);  (g) fixed-rate  mortgage loans that use escrowed funds to reduce the borrower's  monthly  payments  during the early years of the mortgage loans (buydown mortgage loans); and (h) mortgage loans that provide for payment  adjustments  based on periodic  changes in  interest  rates or in other payment terms of the mortgage loans.

FANNIE MAE CERTIFICATES

The Federal National  Mortgage  Association  (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National
Mortgage Association Charter Act. Fannie Mae was originally  established in 1938 as a U.S.  government agency designed to provide  supplemental  liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by  legislation  enacted in 1968.  Fannie Mae acquires  capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds  available for housing.  This money is used to buy home mortgage loans from local lenders,  replenishing  the supply of capital available for mortgage lending.

Fannie Mae  certificates  represent a pro rata  interest in one or more pools of
FHA Loans,  VA Loans,  or, most  commonly,  conventional  mortgage  loans (i.e., mortgage loans that are not insured or guaranteed by a government agency) of the following  types:  (a) fixed-rate  level payment  mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate  graduated payment mortgage loans;
(d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.

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Fannie  Mae  certificates  entitle  the  registered  holder to  receive  amounts representing  a pro rata interest in scheduled  principal and interest  payments
(at the  certificate's  pass-through  rate,  which is net of any  servicing  and guarantee fees on the underlying mortgage loans), any principal prepayments, and a  proportionate  interest in the full  principal  amount of any  foreclosed  or otherwise  liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae  certificate  is  guaranteed by Fannie
Mae;  this  guarantee  is not  backed by the full  faith and  credit of the U.S.
government.

FREDDIE MAC CERTIFICATES

The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality  of the United States  created  pursuant to the  Emergency  Home
Finance  Act of 1970  (FHLMC  Act),  as  amended.  Freddie  Mac was  established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing  first-lien  conventional  residential mortgage  loans  (and  participation  interests  in  such  mortgage  loans)  and reselling  these  loans in the  form of  mortgage-backed  securities,  primarily
Freddie Mac certificates.

Freddie Mac  certificates  represent a pro rata  interest in a group of mortgage loans (a Freddie Mac certificate  group)  purchased by Freddie Mac. The mortgage loans underlying  Freddie Mac certificates  consist of fixed- or adjustable-rate mortgage  loans  with  original  terms to  maturity  of between 10 and 30 years, substantially  all of which are secured by  first-liens  on one- to  four-family residential  properties or  multifamily  projects.  Each mortgage loan must meet standards  set  forth in the FHLMC  Act.  A Freddie  Mac  certificate  group may include whole loans, participation interests in whole loans, undivided interests in whole loans,  and  participations  composing  another Freddie Mac certificate group.

Freddie Mac guarantees to each  registered  holder of a Freddie Mac  certificate the timely  payment of interest  at the rate  provided  for by the  certificate.
Freddie Mac also guarantees  ultimate collection of all principal on the related mortgage  loans,  without  any  offset  or  deduction,  but  generally  does not guarantee the timely repayment of principal.  Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure  sale, (b) payment of a claim by any mortgage insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after  demand has been made upon the  mortgager for accelerated payment of principal.  Obligations guaranteed by Freddie Mac are not backed by the full faith and credit of the U.S. government.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) (SHORT-TERM GOVERNMENT AND GNMA FUNDS
ONLY)

A  CMO  is  a  multiclass  bond  backed  by  a  pool  of  mortgage  pass-through certificates or mortgage loans.  CMOs may be  collateralized  by (a) Ginnie Mae,
Fannie Mae or Freddie Mac  pass-through  certificates,  (b)  unsecured  mortgage loans  insured  by the  Federal  Housing  Administration  or  guaranteed  by the
Department of Veterans' Affairs, (c) unsecuritized  conventional  mortgages,  or
(d) any combination thereof.

In  structuring  a CMO,  an issuer  distributes  cash  flow from the  underlying collateral over a series of classes called tranches. Each CMO is a set of two or more  tranches,  with  average  lives and cash flow  patterns  designed  to meet specific investment  objectives.  The average life expectancies of the different tranches in a four-part  deal,  for example,  might be two,  five,  seven and 20 years.

As payments on the underlying mortgage loans are collected,  the CMO issuer pays the coupon rate of interest to the  bondholders in each tranche.  At the outset, scheduled  and  unscheduled  principal  payments  go to  investors  in the first tranches.  Investors in later tranches do not begin receiving principal payments until the prior  tranches  are paid off.  This  basic  type of CMO is known as a sequential pay or plain vanilla CMO.

Some CMOs are structured so that the prepayment or market risks are  transferred from one tranche to another.  Prepayment  stability is improved in some tranches if other tranches absorb more prepayment variability.

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The final  tranche of a CMO often  takes the form of a Z-bond,  also known as an accrual  bond or accretion  bond.  Holders of these  securities  receive no cash until the earlier  tranches  are paid in full.  During the period that the other tranches are outstanding,  periodic  interest  payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment,  however, the value of the Z-bond tends to be more volatile.

As CMOs have evolved, some classes of CMO bonds have become more prevalent.  The planned  amortization  class (PAC) and targeted  amortization  class (TAC),  for example,  were designed to reduce prepayment risk by establishing a sinking-fund structure.  PAC and TAC bonds  assure to varying  degrees  that  investors  will receive payments over a predetermined period under various prepayment scenarios.
Although  PAC and TAC bonds are  similar,  PAC bonds are better  able to provide stable cash flows under various  prepayment  scenarios than TAC bonds because of the order in which these tranches are paid.

The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the  stability of the PAC or TAC tranche is achieved by creating at least one other tranche -- known as a companion bond,  support or non-PAC bond -- that absorbs the  variability of principal  cash flows.  Because companion bonds have a high degree of average life  variability,  they generally pay a higher yield. A TAC bond can have some of the prepayment  variability of a companion bond if there is also a PAC bond in the CMO issue.

Floating-rate  CMO tranches  (floaters)  pay a variable rate of interest that is usually tied to the LIBOR.  Institutional investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive  investments.
Super  floaters  (which  float a certain  percentage  above  LIBOR) and  inverse floaters  (which  float  inversely  to  LIBOR)  are  variations  on the  floater structure that have highly variable cash flows.

GNMA may buy only Ginnie-Mae backed CMOS.

STRIPPED MORTGAGE-BACKED SECURITIES (SHORT-TERM GOVERNMENT ONLY)

Stripped  mortgage  securities  are created by  segregating  the cash flows from underlying  mortgage  loans or  mortgage  securities  to create  two or more new securities,  each  with a  specified  percentage  of the  underlying  security's principal or interest payments. Mortgage securities may be partially stripped so that each  investor  class  receives  some  interest  and some  principal.  When securities are completely stripped,  however, all of the interest is distributed to holders of one type of security,  known as an interest-only  security, or IO, and all of the principal is  distributed  to holders of another type of security known  as  a  principal-only  security,  or  PO.  Strips  can  be  created  in a pass-through structure or as tranches of a CMO.

The  market  values  of IOs and POs are  very  sensitive  to  interest  rate and prepayment rate fluctuations.  POs, for example, increase (or decrease) in value as interest rates decline (or rise). The price behavior of these securities also depends  on  whether  the  mortgage  collateral  was  purchased  at a premium or discount to its par value. Prepayments on discount coupon POs generally are much lower than  prepayments on premium coupon POs. IOs may be used to hedge a fund's other investments  because prepayments cause the value of an IO strip to move in the opposite direction from other mortgage-backed securities.

ADJUSTABLE-RATE MORTGAGE LOANS (ARMS)

ARMs  eligible for  inclusion in a mortgage  pool  generally  will provide for a fixed initial mortgage  interest rate for a specified period of time,  generally for  either  the first  three,  six,  12,  24,  36, 60 or 84  scheduled  monthly payments.  Thereafter,  the  interest  rates are subject to periodic  adjustment based on changes in an index.

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ARMs have minimum and maximum rates beyond which the mortgage  interest rate may not vary over the  lifetime of the loan.  Certain  ARMs  provide for  additional limitations on the maximum amount by which the mortgage interest rate may adjust for any  single  adjustment  period.  Negatively  amortizing  ARMs  may  provide limitations on changes in the required monthly  payment.  Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary  to  amortize  a  negatively  amortizing  ARM by its  maturity  at the interest rate in effect during any particular month.

There are two types of indices that provide the basis for ARM rate  adjustments:
those based on market rates and those based on a calculated  measure,  such as a cost-of-funds  index or a moving average of mortgage  rates.  Commonly  utilized indices include the one-year,  three-year and five-year  constant  maturity U.S.
Treasury  rates (as  reported by the Federal  Reserve  Board);  the  three-month
Treasury  bill  rate;  the  180-day  Treasury  bill rate;  rates on  longer-term
Treasury securities;  the Eleventh District Federal Home Loan Bank Cost of Funds
Index  (EDCOFI);  the  National  Median  Cost of  Funds  Index;  the  one-month, three-month,  six-month or one-year LIBOR; or six-month CD rates.  Some indices, such as the one-year constant  maturity Treasury rate or three-month  LIBOR, are highly correlated with changes in market interest rates. Other indices,  such as the EDCOFI,  tend to lag behind  changes in market  rates and be  somewhat  less volatile over short periods of time.

The EDCOFI  reflects the monthly  weighted  average cost of funds of savings and loan  associations  and savings banks whose home offices are located in Arizona,
California and Nevada (the Federal Home Loan Bank Eleventh District) and who are
member  institutions of the Federal Home Loan Bank of San Francisco (the FHLB of
San Francisco),  as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds
Index on the last working day of the month following the month in which the cost of funds was incurred.

One-year and three-year Constant Maturity Treasury (CMT) rates are calculated by the  Federal  Reserve  Bank of New York,  based on daily  closing  bid yields on actively traded Treasury  securities  submitted by five leading  broker-dealers.
The median bid yields are used to construct a daily yield curve.

The National  Median Cost of Funds Index,  similar to the EDCOFI,  is calculated monthly by the Federal Home Loan Bank Board (FHLBB) and  represents  the average monthly  interest  expenses on  liabilities  of member  institutions.  A median, rather than an arithmetic mean, is used to reduce the effect of extreme numbers.

LIBOR is the rate at which banks in London offer  Eurodollars  in trades between banks.  LIBOR has become a key rate in the U.S. domestic money market because it is perceived to reflect the true global cost of money.

The fund managers may invest in ARMs whose  periodic  interest rate  adjustments are based on new indices as these indices become available.

Inflation-Indexed Treasury Securities

Inflation-indexed Treasury securities are Treasury securities with a final value and interest  payment  stream  linked to the inflation  rate.  Inflation-indexed
Treasury securities may be issued in either note or bond form. Inflation-indexed
Treasury notes have maturities of at least one year, but not more than 10 years.
Inflation-indexed Treasury bonds have maturities of more than 10 years.

Inflation-indexed  Treasury securities may be attractive to investors seeking an investment  backed by the full  faith and  credit  of the U.S.  government  that provides  a return in excess of the rate of  inflation.  These  securities  were first  sold in the U.S.  market  in  January  1997.  Inflation-indexed  Treasury securities are auctioned and issued on a quarterly basis.

www.americancentury.com                  American Century Investments         11

STRUCTURE AND INFLATION INDEX

The principal value of inflation-indexed Treasury securities will be adjusted to reflect changes in the level of inflation. The index for measuring the inflation rate for  inflation-indexed  Treasury securities is the non-seasonally  adjusted
U.S.  City  Average  All Items  Consumer  Price  Index  for All Urban  Consumers
published monthly by the U.S. Department of Labor's Bureau of Labor Statistics.

Semiannual  coupon  interest  payments  are  made at a fixed  percentage  of the inflation-indexed  principal value. The coupon rate for the semiannual  interest rate of each issuance of inflation-indexed  Treasury securities is determined at the time the securities are sold to the public (i.e., by competitive bids in the auction).  The coupon rate will likely  reflect  real  yields  available  in the
Treasury  market;  real  yields are the  prevailing  yields on similar  maturity
Treasury  securities  less  then-prevailing  inflation  expectations.   While  a
reduction  in inflation  will cause a reduction in the interest  payment made on the  securities,  the  repayment of principal at the maturity of the security is guaranteed  by the Treasury to be not less than the original  face or par amount of the security at issuance.

INDEXING METHODOLOGY

The principal value of inflation-indexed Treasury securities will be indexed, or adjusted, to account for changes in the Consumer Price Index.  Semiannual coupon interest payment amounts will be determined by multiplying the inflation-indexed principal  amount by  one-half  the stated  rate of  interest  on each  interest payment date.

TAXATION

Taxation  applicable  to  inflation-indexed  Treasury  securities  is similar to taxation of  conventional  bonds.  Both  interest  payments  and the  difference between original principal and the inflation-adjusted  principal will be treated as interest  income  subject to  taxation.  Interest  payments  are taxable when received or accrued. The inflation adjustment to the principal is subject to tax in the year the  adjustment  is made,  not at maturity of the security  when the cash from the repayment of principal is received.  If an upward  adjustment  has been  made  (which  typically  should  happen),  investors  in  non-tax-deferred accounts  will pay taxes on this  amount  currently.  Decreases  in the  indexed principal  can be  deducted  only from  current or  previous  interest  payments reported as income.

Inflation-indexed  Treasury  securities  therefore  have a  potential  cash flow
mismatch   to  an   investor,   because   investors   must  pay   taxes  on  the
inflation-adjusted  principal before the repayment of principal is received.  It
is  possible  that,   particularly  for  high  income  tax  bracket   investors,
inflation-indexed  Treasury  securities  would not generate  enough  income in a given year to cover the tax  liability it could  create.  This is similar to the current tax treatment for zero-coupon  bonds and other discount  securities.  If inflation-indexed Treasury securities are sold prior to maturity, capital losses or gains are realized in the same manner as traditional bonds.

Inflation-Adjusted Treasury, however, distributes all income on a monthly basis.
Investors in  Inflation-Adjusted  Treasury will receive dividends that represent
both   the   interest   payments   and   the   principal   adjustments   of  the
inflation-indexed   securities   held  in  its   portfolio.   An  investment  in
Inflation-Adjusted  Treasury  may  therefore  be a means to avoid  the cash flow mismatch  associated with a direct investment in  inflation-indexed  securities.
For more  information  about taxes and their effect on you as an investor in the fund, see Taxes, page 34.

U.S. GOVERNMENT AGENCIES

A number of U.S. government agencies and government-sponsored  organizations may issue  inflation-indexed  securities.  Some U.S. government agencies have issued inflation-indexed  securities whose design mirrors that of the inflation-indexed
Treasury securities described on the previous page.

12      American Century Investments                             1-800-345-2021

SHARE PRICE VOLATILITY

Inflation-indexed securities are designed to offer a return linked to inflation, thereby  protecting  future  purchasing  power of the  money  invested  in them.
However, inflation-indexed securities provide this protected return only if held to maturity.  In  addition,  inflation-indexed  securities  may not trade at par value.  Real interest  rates (the market rate of interest  less the  anticipated rate of inflation)  change over time as a result of many  factors,  such as what investors  are  demanding as a true value for money.  When real rates do change, inflation-indexed securities prices will be more sensitive to these changes than conventional  bonds,  because these securities were sold originally based upon a real interest rate that is no longer prevailing.  Should market expectations for real interest  rates rise,  the price of  inflation-indexed  securities  and the share price of  Inflation-Adjusted  Treasury  will fall.  Investors  in the fund should be prepared to accept not only this share price  volatility  but also the possible adverse tax consequences it may cause.

An  investment  in  securities  featuring  inflation-adjusted  principal  and/or interest  involves factors not associated with more traditional  fixed-principal securities. Such factors include the possibility that the inflation index may be subject  to  significant  changes,  that  changes  in the  index  may or may not correlate to changes in interest rates generally or changes in other indices, or that the  resulting  interest  may be greater or less than that payable on other securities of similar  maturities.  In the event of sustained  deflation,  it is possible that the amount of semiannual interest payments, the inflation-adjusted principal  of the  security  and the  value  of the  stripped  components,  will decrease.  If  any  of  these  possibilities  are  realized,  Inflation-Adjusted
Treasury's net asset value could be negatively affected.

Repurchase Agreements

Each fund,  with the exception of Capital  Preservation  and  Government  Agency
Money  Market,  may  invest  in  repurchase  agreements  when  they  present  an attractive  short-term  return on cash that is not  otherwise  committed  to the purchase of securities pursuant to the investment policies of that fund.

A  repurchase  agreement  occurs  when,  at  the  time  the  fund  purchases  an interest-bearing  obligation,  the seller (a bank or a broker-dealer  registered under  the  Securities  Exchange  Act of  1934)  agrees  to  repurchase  it on a specified  date in the future at an  agreed-upon  price.  The  repurchase  price reflects  an  agreed-upon  interest  rate  during the time the  fund's  money is invested in the security.

Because  the  security  purchased  constitutes  collateral  for  the  repurchase obligation,  a repurchase  agreement can be considered a loan  collateralized by the security purchased.  The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in  disposing  of the  collateral,  which would  reduce the amount realized  thereon.  If the seller seeks relief under the bankruptcy laws, the  disposition of the collateral may be delayed or limited.  To the extent the value of the security decreases, the fund could experience a loss.

Each of the funds,  with the exception of Capital  Preservation  and  Government
Agency Money  Market,  may invest in repurchase  agreements  with respect to any security  in which  that fund is  authorized  to invest,  even if the  remaining maturity of the  underlying  security  would make that security  ineligible  for purchase by such fund.

www.americancentury.com                   American Century Investments       13

When-Issued and Forward Commitment Agreements

The funds may sometimes  purchase new issues of  securities on a when-issued  or forward commitment basis in which the transaction price and yield are each fixed at the time the  commitment is made,  but payment and delivery occur at a future date (typically 15 to 45 days later, but not more than 120 days later).

For  example,  a fund may sell a security and at the same time make a commitment to purchase  the same or a  comparable  security at a future date and  specified price.  Conversely,  a fund may  purchase a security and at the same time make a commitment  to sell  the same or a  comparable  security  at a  future  date and specified price. These types of transactions are executed simultaneously in what are known as  dollar-rolls,  cash and  carry,  or  financing  transactions.  For example, a broker-dealer may seek to purchase a particular  security that a fund owns. The fund will sell that security to the broker-dealer  and  simultaneously enter into a forward commitment  agreement to buy it back at a future date. This type of  transaction  generates  income for the fund if the dealer is willing to execute  the  transaction  at a  favorable  price in order to acquire a specific security.

When purchasing  securities on a when-issued or forward commitment basis, a fund assumes  the rights  and risks of  ownership,  including  the risks of price and yield  fluctuations.  While the fund will make  commitments  to purchase or sell securities with the intention of actually  receiving or delivering  them, it may sell the securities  before the settlement date if doing so is deemed  advisable as a matter of investment strategy.

In purchasing  securities on a when-issued or forward  commitment  basis, a fund will  establish  and maintain  until the  settlement  date a segregated  account consisting of cash, cash equivalents or other  appropriate  liquid securities in an amount  sufficient to meet the purchase price. When the time comes to pay for the when-issued  securities,  the fund will meet its obligations  with available cash, through the sale of securities,  or, although it would not normally expect to do so, by selling the  when-issued  securities  themselves  (which may have a market  value  greater  or less than the  fund's  payment  obligation).  Selling securities to meet  when-issued or forward  commitment  obligations may generate taxable capital gains or losses.

As an operating policy, no fund will commit more than 35% of its total assets to when-issued  or forward  commitment  agreements  (including  dollar  rolls).  If fluctuations  in the value of  securities  held  cause more than 35% of a fund's total assets to be committed under such  agreements,  the fund managers need not sell such  agreements,  but they will be  restricted  from entering into further agreements  on behalf of the fund until the  percentage  of assets  committed to such agreements is below 35% of total assets.

Short-Term Securities

In order to meet  anticipated  redemptions,  to hold  pending  the  purchase  of additional  securities for a fund's portfolio,  or, in some cases, for temporary defensive  purposes,  the  non-money  market funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

*  Commercial Paper

*  Certificates of Deposit and Euro Dollar Certificates of Deposit

*  Bankers' Acceptances

*  Short-term notes, bonds, debentures or other debt instruments

*  Repurchase agreements

14       American Century Investments                             1-800-345-2021

Under the  Investment  Company  Act,  a fund's  investment  in other  investment companies  (including  money market funds) currently is limited to (a) 3% of the total voting  stock of any one  investment  company;  (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate.  For the non-money market funds,  these investments may
include  investments  in  money  market  funds  managed  by  the  advisor.   Any
investments  in money  market  funds  must be  consistent  with  the  investment policies and restrictions of the fund making the investment.

INVESTMENT POLICIES

Unless otherwise indicated,  with the exception of the percentage limitations on borrowing, the restrictions described below apply at the time a fund enters into a transaction.  Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

Fundamental Investment Policies

The  funds'  fundamental  investment  restrictions  are set forth  below.  These investment restrictions may not be changed without approval of a majority of the outstanding  votes of  shareholders  of a fund, as determined in accordance with the Investment Company Act.

Subject           Policy
--------------------------------------------------------------------------------
Senior            A fund may not issue senior  securities,  except as permitted
Securities        under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing         A fund may not borrow money, except for temporary or emergency purposes (not for  leveraging or  investment) in an amount not exceeding  331U3% of the fund's  total assets  (including  the amount borrowed) less liabilities (other than borrowings).
--------------------------------------------------------------------------------
Lending           A fund may not lend any security or make any other loan if, as a result, more than 331U3% of the fund's total assets would be lent to other parties, except (i) through the purchase of debt
                  securities  in  accordance  with  its  investment   objective,
                  policies and  limitations,  or (ii) by engaging in  repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate       A fund may not  purchase  or sell  real  estate  unless
                  acquired  as a result  of  ownership  of  securities  or other instruments.  This  policy  shall  not  prevent  a  fund  from investing in  securities or other  instruments  backed by real estate or securities of companies  that deal in real estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration     A fund may not  concentrate  its  investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).
--------------------------------------------------------------------------------
Underwriting      A fund may not serve as an underwriter of securities issued by others,  except to the extent that the fund may be  considered an  underwriter  within the meaning of the  Securities  Act of
                  1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities       A fund may not purchase or sell  physical  commodities  unless acquired  as a result  of  ownership  of  securities  or other instruments,  provided that this limitation shall not prohibit the fund  from  purchasing  or  selling  options  and  futures contracts or from investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control           A fund may not invest for purposes of exercising  control over management.
--------------------------------------------------------------------------------

For purposes of the investment  restrictions  relating to lending and borrowing, the funds have  received an  exemptive  order from the SEC  regarding  interfund lending. Under the terms of the exemptive order, the funds may borrow money from or lend money to other funds, advised by American Century Investment Management,
Inc.  (ACIM),  that  permit such  transactions.  All such  transactions  will be subject to the limits set above for borrowing and lending. The funds will borrow money  through  the  program  only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and

www.americancentury.com                    American Century Investments       15

borrowing  normally  extend only overnight,  but can have a maximum  duration of seven days.  The funds will lend  through the program  only when the returns are
higher  than  those  available  from  other  short-term   instruments  (such  as
repurchase  agreements).  The funds  may have to borrow  from a bank at a higher interest  rate if an  interfund  loan is  called  or not  renewed.  Any delay in repayment  to a lending fund could result in a lost  investment  opportunity  or additional borrowing costs.

For purposes of the investment  restriction  relating to  concentration,  a fund shall not purchase any  securities  that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers  conducting  their principal  business  activities in the same  industry,  provided  that  (a)  there is no  limitation  with  respect  to obligations issued or guaranteed by the U.S. government, any state, territory or possession  of the United  States,  the  District  of  Columbia  or any of their
authorities,   agencies,   instrumentalities   or  political   subdivisions  and
repurchase  agreements  secured by such  instruments,  (b) wholly owned  finance companies  will be considered to be in the  industries of their parents if their activities are primarily related to financing the activities of the parents, (c)
utilities will be divided  according to their  services,  for example,  gas, gas transmission,  electric and gas, electric, and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment restrictions that are not fundamental and may be changed by the Board of Trustees.

Subject           Policy
--------------------------------------------------------------------------------
Leveraging        A fund may not purchase  additional  investment  securities at any time during which outstanding  borrowings exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity         A fund may not purchase any security or enter into a
                  repurchase agreement if, as a result, more than 15% (10% for money market funds) of its net assets would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales       A fund may not sell securities short,  unless it owns or
                  has the  right to  obtain  securities  equivalent  in kind and amount  to  the  securities  sold  short,  and  provided  that transactions  in futures  contracts and options are not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin            A fund may not purchase securities on margin, except to obtain such short-term  credits as are necessary for the clearance of transactions,  and provided that margin payments in connection with futures  contracts and options on futures contracts shall not constitute purchasing securities on margin.
--------------------------------------------------------------------------------

The  Investment  Company  Act  imposes  certain  additional   restrictions  upon
acquisition  by  the  funds  of  securities   issued  by  insurance   companies,
broker-dealers,  underwriters or investment advisors, and upon transactions with affiliated persons as therein defined.  It also defines and forbids the creation of cross- and  circular-ownership.  Neither the SEC nor any other  agency of the federal or state government  participates in or supervises the management of the funds or their investment practices or policies.

16       American Century Investments                             1-800-345-2021

TEMPORARY DEFENSIVE MEASURES

For temporary defensive  purposes,  a fund may invest in securities that may not fit its investment objective or its stated market.  During a temporary defensive period, a fund may direct its assets to the following investment vehicles:

*  interest-bearing bank accounts or certificates of deposit

*  U.S. government securities and repurchase agreements collateralized by U.S.
   government securities

*  money market funds

PORTFOLIO TURNOVER

The funds' portfolio turnover rates (except those of the money market funds) are listed in the  Financial  Highlights  table in the  Prospectus.  Because  of the short-term  nature of the money market funds'  investments,  portfolio  turnover rates generally are not used to evaluate their trading activities.

For Short-Term Government, the higher portfolio turnover rates for 1999 and 2000 resulted  from  decisions  to shift  asset  allocations  among  mortgage-backed,
Treasury and Agency securities. In part, these changes reflected efforts to make the fund more  closely  reflect the  composition  of its peer group of competing funds.

MANAGEMENT

THE BOARD OF TRUSTEES

The Board of Trustees  oversees the  management  of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Trustees  does  not  manage  the  funds,  it has  hired  the  advisor  to do so.
Two-thirds of the trustees are independent of the funds' advisor;  that is, they are not employed by and have no financial interest in the advisor.

The  individuals  listed in the  following  table  whose  names are marked by an asterisk (*) are  interested  persons of the funds (as defined in the Investment
Company Act) by virtue of, among other  considerations,  their  affiliation with either the funds; the advisor, American Century Investment Management, Inc.; the funds' agent for transfer and administrative services, American Century Services
Corporation  (ACSC); the parent  corporation,  American Century Companies,  Inc.
(ACC) or ACC's subsidiaries; the funds' distribution agent and co-administrator,
Funds  Distributor,  Inc. (FDI); the funds' other distribution  agent,  American
Century Investment Services,  Inc. (ACIS) or other funds advised by the advisor.
Each trustee  (except  James E. Stowers III) listed below serves as a trustee or director of six other  registered  investment  companies in the American Century family of funds,  which are also  advised by the  advisor.  James E. Stowers III serves as a trustee or director of 12 other registered  investment  companies in the American Century family of funds.

www.americancentury.com                   American Century Investments        17

                          Position)s)
Name (Age)                Held           Principal Occupation(s)
Address                   With Funds     During Past Five Years
----------------------------------------------------------------------------------------
Albert A. Eisenstat (70)  Trustee        General Partner, Discovery Ventures
1665 Charleston Road                     (venture capital firm, 1996 to present
Mountain View, CA  94043                 Independent Director, Sungard Data
                                         Systems (1991 to present)
                                         Independent Director, Business Objects S/A
                                         (software & programming,1994 to present)
                                         Independent Director, Commercial
                                         Metals Co. (1982 to present)
----------------------------------------------------------------------------------------
Ronald J. Gilson (53)     Trustee        Charles J. Meyers Professor of Law
1665 Charleston Road                     and Business, Stanford Law School
Mountain View, CA  94043                 (1979 to present)
                                         Marc and Eva Stern Professor of Law
                                         and Business, Columbia University

                                         School of Law (1992 to present)
                                         Counsel, Marron, Reid & Sheehy

                                         (a San Francisco law firm, 1984 to
                                         present)
----------------------------------------------------------------------------------------
William M. Lyons* (44)    Trustee        President, Chief Operating Officer and Assistant
4500 Main Street                         Secretary, ACC;
Kansas City, MO 64111                    Executive Vice President, Chief Operating Officer,
                                         ACIM,  ACSC,  ACIS  and  14  other  ACC
                                         subsidiaries  Secretary,   ACIM,  ACSC,
                                         ACIS and five other ACC subsidiaries

----------------------------------------------------------------------------------------
Myron S. Scholes (59)     Trustee        Limited Partner, Long-Term Capital Management
1665 Charleston Road                     (February 1999 to present)
Mountain View, CA 94043                  Principal, Long-Term Capital Managemen
                                         (investment advisor, 1993 to January 1999)
                                         Frank E. Buck Professor of Finance,
                                         Stanford Graduate School of Business
                                         (1981 to present) Director, Dimensional
                                         Fund Advisors (investment advisor, 1982
                                         to  present)  Director,  Smith  Breeden
                                         Family of Funds (1992 to present)

----------------------------------------------------------------------------------------
Kenneth E. Scott (71)     Trustee        Ralph M. Parsons Professor of Law and
1665 Charleston Road                     Business, Stanford Law School
Mountain View, CA  94043                 (1972 to present)
                                         Director, RCM Capital Funds, Inc.
                                         (1994 to present)
----------------------------------------------------------------------------------------
Isaac Stein (53)          Trustee        Director,  Raychem  Corporation
1665 Charleston Road                     (electrical equipment, 1993 to present
Mountain View, CA 94043                  President, Waverley Associates, Inc.
                                         (private investment firm, 1983 to present)
                                         Director,        ALZA       Corporation
                                         (pharmaceuticals,   1987  to   present)
                                         Chairman  of  the  Board  of  Trustees,
                                         Stanford  University  (1994 to present)
                                         Chairman,   Stanford   Health  Services
                                         (1994 to present)
----------------------------------------------------------------------------------------
James E. Stowers III* (41) Trustee,      Chief Executive Officer and Director, ACC
4500 Main Street           Chairman of   Chief Executive Officer, ACIM, ACSC, ACIS and
Kansas City, MO 64111      the Board     six other ACC subsidiaries
                                         Director, ACIM, ACSC, ACIS and 11 other
                                         ACC subsidiaries
----------------------------------------------------------------------------------------
Jeanne D. Wohlers (55)    Trustee        Director, Indus International
1665 Charleston Road                     (software solutions, January 1999 to present)
Mountain View, CA  94043                 Director, Quintus Corporation,
                                         (automation solutions,  1995 to present
                                         Director   and   Partner,   Windy  Hill
                                         Productions,  LP (edutainment software,
                                         1994 to 1998)
----------------------------------------------------------------------------------------

18        American Century Investments                            1-800-345-2021

Committees

The Board has four  committees  to  oversee  specific  functions  of the  funds'
operations.  Information about these committees  appears in the table below. The trustee first named serves as chairman of the committee:

Committee    Members              Function of Committee
------------------------------------------------------------------------------------
Audit        Kenneth E. Scott     The Audit Committee selects and oversees the
             Albert A. Eisenstat  activities of the Trust's independent auditor. The
             Jeanne D. Wohlers    committee receives reports from the advisor's
                                  Internal    Audit    Department,    which   is
                                  accountable  solely  to  the  committee.   The
                                  committee   also  receives   reporting   about
                                  compliance matters affecting the Trust.
------------------------------------------------------------------------------------
Nominating   Kenneth E. Scott     The Nominating Committee primarily considers and
             Myron S. Scholes     recommends individuals for nomination as trustees.
             Albert A. Eisenstat  The names of potential trustee candidates are
             Ronald J. Gilson     drawn from a number of sources, including
             Isaac Stein          recommendations from board members,
             Jeanne D. Wohlers    management and shareholders. This committee also
                                  reviews and makes recommendations to the board
                                  with   respect   to   the    composition    of
                                  boardcommittees    and   other   board-related
                                  matters,  including  its  organization,  size,
                                  composition,  responsibilities,  functions and
                                  compensation.
------------------------------------------------------------------------------------
Portfolio    Myron S. Scholes     The Portfolio Committee reviews quarterly the
             Ronald J. Gilson     investment activities and strategies used to
             Isaac Stein          manage fund assets. The committee regularly
                                  receives  reports  from  portfolio   managers,
                                  credit analysts and other investment personnel
                                  concerning the funds' investments.
------------------------------------------------------------------------------------
Quality of   William Lyons        The Quality of Service Committee review
Service      Ronald J. Gilson     the level and quality of transfer agent and
             Myron S. Scholes     administrative services provided to the
             Isaac Stein          funds and their shareholders. It receives and
                                  reviews  reports  comparing  those services to
                                  fund   competitors'   services  and  seeks  to
                                  improve  such  services   where  feasible  and
                                  appropriate.
------------------------------------------------------------------------------------

Compensation of Trustees

The  trustees  also serve as  trustees or  directors  for six  American  Century investment  companies other than American Century  Government Income Trust. Each trustee who is not an interested person as defined in the Investment Company Act receives  compensation  for  service  as a member of the Board of all seven such companies  based on a schedule  that takes into  account  the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the seven  investment  companies  based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The table presented shows the aggregate  compensation  paid by the Trust for the periods indicated and by the seven investment  companies served by this Board to each  trustee  who is not an  interested  person as  defined  in the  Investment
Company Act.

www.americancentury.com                   American Century Investments        19

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED MARCH 31, 2000
--------------------------------------------------------------------------------
                        Total Compensation   Total Compensation from the
Name of Trustee         from the Funds (1)   American Century Family of Funds(2)
--------------------------------------------------------------------------------
Albert A. Eisenstat     $19,736              $75,750
Ronald J. Gilson        $21,351              $81,750
Myron S. Scholes        $18,964              $73,000
Kenneth E. Scott        $21,270              $81,500
Isaac Stein             $20,349              $75,750
Jeanne D. Wohlers       $19,710              $78,000
--------------------------------------------------------------------------------

(1)  Includes compensation paid to the trustees during the fiscal year ended
     March 31, 2000, and also includes amounts deferred at the election of the trustees under the Amended and Restated American Century Mutual Funds
     Deferred Compensation Plan for Non-Interested Directors. The total amount of deferred compensation included in the preceding table is as follows: Mr.
     Eisenstat, $75,750; Mr. Gilson, $81,750; Mr. Scholes, $73,000, and Mr.
     Scott, $40,750.

(2)  Includes  compensation paid by the seven investment  company members of the
     American Century family of funds served by this Board.

The funds have adopted the Amended and Restated  American  Century  Mutual Funds
Deferred  Compensation Plan for  Non-Interested  Directors.  Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the funds.

All  deferred  fees are  credited to an account  established  in the name of the trustees.  The amounts credited to the account then increase or decrease, as the case may be, in accordance  with the  performance of one or more of the American
Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts is credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

No deferred  fees are payable until such time as a trustee  resigns,  retires or otherwise  ceases to be a member of the Board of Trustees.  Trustees may receive deferred fee account  balances either in a lump sum payment or in  substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee,  all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded plan and,  accordingly,  the funds have no obligation to segregate  assets to secure or fund the deferred  fees. To date,  the funds have voluntarily  funded their  obligations.  The rights of trustees to receive their deferred fee account balances are the same as the rights of a general  unsecured creditor  of  the  funds.  The  plan  may  be  terminated  at  any  time  by the administrative  committee of the plan. If  terminated,  all deferred fee account balances will be paid in a lump sum.

No deferred  fees were paid to any trustee under the plan during the fiscal year ended March 31, 2000.

OFFICERS

Background  information  about  the  officers  of the funds is  provided  in the following  table.  All  persons  named as  officers  of the Trust  also serve in similar  capacities for the 12 other investment  companies  advised by ACIM. Not all officers of the Trust are listed;  only those  officers  with  policy-making functions  for the funds are listed.  No officer is  compensated  for his or her service  as an officer of the  funds.  The  individuals  listed in the table are interested  persons of the funds (as defined in the  Investment  Company Act) by virtue of, among other considerations,  their affiliation with either the funds,
ACC, ACC's  subsidiaries  (including  ACIM and ACSC) or the funds'  distributors
(ACIS and FDI).

20        American Century Investments                           1-800-345-2021

                            Position(s)
Name (Age)                  Held With        Principal Occupation(s)
Address                     Funds            During Past Five Years
--------------------------------------------------------------------------------
George A. Rio (45)          President        Executive Vice President and
4500 Main Street                             Director of Client Services, FDI
Kansas City, Missouri 64111                  (March 1998 to present)
                                             Senior Vice President and
                                             Senior Key Account Manager,
                                             Putnam Mutual Funds
                                             (June 1995 to March 1998)
--------------------------------------------------------------------------------
Christopher J. Kelley (35)  Vice President   Vice President and Associate
4500 Main Street                             General Counsel, FDI
Kansas City, MO 64111                        (July 1996 to present)
                                             Assistant Counsel, Forum Financial
                                             Group (April 1994 to July 1996)
--------------------------------------------------------------------------------
Mary A. Nelson (36)         Vice President   Vice President and Manager
4500 Main Street                             of Treasury Services and
Kansas City, Missouri 64111                  Administration, FDI
                                             (1994 to present)
--------------------------------------------------------------------------------
David C. Tucker (42)        Vice President   Senior Vice President and General
4500 Main Street                             Counsel, ACSC and ACIM
Kansas City, MO 64111                        (June 1998 to present)
                                             General Counsel, ACC
                                             (June 1998 to present)
                                             Consultant to Mutual Fund Industry
                                             (May 1997 to April 1998)
                                             Vice President and General
                                             Counsel, Janus Companies
                                             (1990 to May 1997)
--------------------------------------------------------------------------------
Maryanne Roepke, CPA (44)   Vice President   Senior Vice President and Assistant
4500 Main Street            and Treasurer    Treasurer, ACSC
Kansas City, Missouri 64111
--------------------------------------------------------------------------------
Paul Carrigan Jr. (50)      Secretary        Secretary, ACC
4500 Main Street                             (February 1998 to present)
Kansas City, MO 64111                        Director of Legal Operations
                                             (February 1996 to present)
                                             Board Communications Manager,
                                             The Benham Company
                                             (April 1994 to January 1996)
--------------------------------------------------------------------------------
C. Jean Wade (36)           Controller       Vice President and Controller--
4500 Main Street                             Fund Accounting, ACSC
Kansas City, MO 64111
--------------------------------------------------------------------------------
Jon Zindel (33)             Tax Officer      Vice President of Taxation, ACSC
4500 Main Street                             (1996 to present)
Kansas City, MO 64111                        Vice President, ACIM and 15 other
                                             ACC subsidiaries
                                             (April 1999 to present)
                                             Treasurer, American Century
                                             Ventures, Inc.
                                             (December 1999 to present)
                                             Tax Manager, Price Waterhouse LLP
                                             (1989 to 1996)
--------------------------------------------------------------------------------

CODE OF ETHICS

The funds,  their  investment  advisor and principal  underwriters  have adopted codes of ethics under Rule 17j-1 of the  Investment  Company Act and these codes of  ethics  permit  access  persons  (personnel  who have  access  to  portfolio transaction information) to invest in securities,  including securities that may be purchased or held by the funds, provided that they first obtain approval from their appropriate compliance department before making such investments.

www.americancentury.com                   American Century Investments        21

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of July 3, 2000, the following  companies were the record owners of more than
5% of the outstanding shares of any class of a fund.

Fund    Shareholder                           Percentage of Shares Outstanding
--------------------------------------------------------------------------------
GNMA
Investor
        Charles Schwab & Company
        San Francisco, California                                        27.1%
Advisor
        Charles Schwab & Company
        San Francisco, California                                         7.5%
        Fleet National Bank Alliance
        Rochester, New York                                              15.8%
        Saxon & Company
        Philadelphia, Pennsylvania                                       38.0%
        Union Bank TR Nominee
        FBO Select Benefit Omnibus
        San Diego, California                                             6.4%
--------------------------------------------------------------------------------
Government Agency
Advisor
        Boone County National Bank
        Columbia, Missouri                                               18.7%
        The Trust Company of Sterne Agee & Leach Inc.
        TTEE FBO Anesthesiology Consultants Pension Plan
        Birmingham, Alabama                                               8.1%
        Sterne Agee & Leach Inc.
        TTEE FBO Alliant National Corp
        Birmingham, Alabama                                              21.8%
        The Trust Company of Sterne Agee & Leach Inc.
        TTEE FBO The Orthopaedic Group PC Profit Sharing Plan
        Birmingham, Alabama                                               5.6%
        Sterne Agee & Leach Inc.
        Birmingham, Alabama                                              39.9%
--------------------------------------------------------------------------------
Inflation-Adjusted Treasury
Investor
        Charles Schwab & Company
        San Francisco, California                                        28.3%
        National Financial Services Corporation
        New York, New York                                               18.9%
Advisor
        Charles Schwab & Company
        San Francisco, California                                        20.3%
        Donaldson Lufkin Jenrette Securities Corporation Inc.
        Jersey City, New Jersey                                          70.8%
--------------------------------------------------------------------------------
Intermediate-Term Treasury
Investor
        Chase Manhattan Bank NA Trustee
        Lorillard Inc. Hourly Paid Employees Profit Sharing Plan and Trust
        New York, New York                                                6.0%
        Charles Schwab & Company
        San Francisco, California                                        15.1%
--------------------------------------------------------------------------------

22       American Century Investments                           1-800-345-2021

Fund    Shareholder                           Percentage of Shares Outstanding
--------------------------------------------------------------------------------
Intermediate-Term Treasury
Advisor
        North Carolina Trust Co. TTEE
        The Employees Pension Plan of Carolina Kidney Associates PA
        Greensboro, North Carolina                                       11.8%
        North Carolina Trust Co. TTEE
        Greensboro Orthopedic Center Inc. Employee Savings Plan & PS Plan
        Greensboro, North Carolina                                       19.5%
        Donaldson Lufkin Jenrette Securities Corporation Inc.
        Jersey City, New Jersey                                          11.0%
        Fiserv Securities Inc
        Trade House Account
        Philadelphia, Pennsylvania                                       11.0%
--------------------------------------------------------------------------------
Long-Term Treasury
Investor
        Charles Schwab & Company
        San Francisco, California                                        25.0%
        National Financial Services Corporation
        New York, New York                                               16.6%
Advisor
        Charles Schwab & Company
        San Francisco, California                                        14.3%
        Donaldson Lufkin Jenrette Securities Corporation Inc.
        Jersey City, New Jersey                                          21.9%
--------------------------------------------------------------------------------
Short-Term Government
Investor
        Stowers Institute for Medical Research
        Kansas City, Missouri                                            38.1%
        Nationwide Insurance Company QPVA
        Columbus, Ohio                                                    6.1%
Advisor
        Nationwide Trust Company FSB
        Columbus, Ohio                                                   57.9%
        Fiserv Securities Inc
        Trade House Account
        Philadelphia, Pennsylvania                                       21.1%
--------------------------------------------------------------------------------
Short-Term Treasury
Investor
        J Harris Morgan Trustee F Mitchell Testmntry Trust
        FBO Elizabeth Lura Turner et al
        Greenville, Texas                                                 5.4%
        Charles Schwab & Company
        San Francisco, California                                        20.0%
Advisor
        Donaldson Lufkin Jenrette Securities Corporation Inc.
        Jersey City, New Jersey                                          20.4%
--------------------------------------------------------------------------------

The funds are unaware of any other  shareholders,  beneficial or of record,  who own more  than 5% of any  class of a fund's  outstanding  shares.  As of July 3,
2000, the officers and trustees of the funds, as a group,  owned less than 1% of any class of a fund's outstanding shares.

www.americancentury.com                  American Century Investments        23

SERVICE PROVIDERS

The funds have no employees.  To conduct their day-to-day activities,  the funds have hired a number of service  providers.  Each service provider has a specific function to fill on behalf of the funds and is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers, Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

A description of the  responsibilities  of the advisor appears in the Prospectus under the caption Management.

For the services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of the fund.  The annual rate at which this fee is assessed is determined  monthly in a two-step process.  First, a fee rate  schedule  is applied  to the assets of all of the funds of its  investment category managed by the advisor (the Investment Category Fee). For example, when calculating  the fee for a money  market  fund,  all of the  assets of the money market  funds  managed  by the  advisor  are  aggregated.  The three  investment categories  are money  market  funds,  bond funds and equity  funds.  Second,  a separate fee rate  schedule is applied to the assets of all of the funds managed by the advisor (the Complex Fee).  The  Investment  Category Fee and the Complex
Fee are then added to determine the unified  management  fee payable by the fund to the advisor.

The schedules by which the unified management fee is determined are shown below.
The Investment Category Fees are determined according to the schedule below.

INVESTMENT CATEGORY FEE SCHEDULE FOR:
CAPITAL PRESERVATION, GOVERNMENT AGENCY
MONEY MARKET
-------------------------------------------
Category Assets                  Fee Rate
-------------------------------------------
First $1 billion                 0.2500%
-------------------------------------------
Next $1 billion                  0.2070%
-------------------------------------------
Next $3 billion                  0.1660%
-------------------------------------------
Next $5 billion                  0.1490%
-------------------------------------------
Next $15 billion                 0.1380%
-------------------------------------------
Next $25 billion                 0.1375%
-------------------------------------------
Thereafter                       0.1370%
===========================================

INVESTMENT CATEGORY FEE SCHEDULE FOR:
SHORT-TERM TREASURY, INTERMEDIATE-TERM TREASURY,
LONG-TERM TREASURY, INFLATION-ADJUSTED TREASURY
-------------------------------------------
Category Assets                  Fee Rate
-------------------------------------------
First $1 billion                 0.2800%
-------------------------------------------
Next $1 billion                  0.2280%
-------------------------------------------
Next $3 billion                  0.1980%
-------------------------------------------
Next $5 billion                  0.1780%
-------------------------------------------
Next $15 billion                 0.1650%
-------------------------------------------
Next $25 billion                 0.1630%
-------------------------------------------
Thereafter                       0.1625%
===========================================

24      American Century Investments                             1-800-345-2021

INVESTMENT CATEGORY FEE SCHEDULE FOR:
SHORT-TERM GOVERNMENT, GNMA
-------------------------------------------
Category Assets                  Fee Rate
-------------------------------------------
First $1 billion                 0.3600%
-------------------------------------------
Next $1 billion                  0.3080%
-------------------------------------------
Next $3 billion                  0.2780%
-------------------------------------------
Next $5 billion                  0.2580%
-------------------------------------------
Next $15 billion                 0.2450%
-------------------------------------------
Next $25 billion                 0.2430%
-------------------------------------------
Thereafter                       0.2425%
-------------------------------------------

The Complex Fee is determined according to the schedule below.

COMPLEX FEE SCHEDULE
--------------------------------------------------------------------------------
Complex Assets            Investor Class: Fee Rate      Advisor Class: Fee Rate
--------------------------------------------------------------------------------
First $2.5 billion        0.3100%                       0.0600%
--------------------------------------------------------------------------------
Next $7.5 billion         0.3000%                       0.0500%
--------------------------------------------------------------------------------
Next $15 billion          0.2985%                       0.0485%
--------------------------------------------------------------------------------
Next $25 billion          0.2970%                       0.0470%
--------------------------------------------------------------------------------
Next $50 billion          0.2960%                       0.0460%
--------------------------------------------------------------------------------
Next $100 billion         0.2950%                       0.0450%
--------------------------------------------------------------------------------
Next $100 billion         0.2940%                       0.0440%
--------------------------------------------------------------------------------
Next $200 billion         0.2930%                       0.0430%
--------------------------------------------------------------------------------
Next $250 billion         0.2920%                       0.0420%
--------------------------------------------------------------------------------
Next $500 billion         0.2910%                       0.0410%
--------------------------------------------------------------------------------
Thereafter                0.2900%                       0.0400%
--------------------------------------------------------------------------------

On the first  business day of each month,  the funds pay a management fee to the advisor for the previous  month at the specified  rate. The fee for the previous month  is  calculated  by  multiplying  the  applicable  fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month  by a  fraction,  the  numerator  of which  is the  number  of days in the previous month and the denominator of which is 365 (366 in leap years).

The  management  agreement  between the Trust and the advisor shall  continue in effect  until the  earlier of the  expiration  of two years from the date of its execution or until the first meeting of  shareholders  following  such execution and for as long thereafter as its continuance is specifically  approved at least annually by (1) the funds'  Board of  Trustees,  or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and (2) by the vote of a majority of the trustees of the funds who are not parties to the  agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management  agreement provides that it may be terminated at any time without payment  of any  penalty  by the  funds'  Board of  Trustees,  or by a vote of a majority of outstanding  votes,  on 60 days' written notice to the advisor,  and that it shall be automatically terminated if it is assigned.

The management  agreement states the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

www.americancentury.com                   American Century Investments        25

The  management  agreement  also  provides  that the advisor  and its  officers, trustees and employees may engage in other  business,  devote time and attention to any other  business  whether of a similar or  dissimilar  nature,  and render services to others.

Certain  investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to  achieving  their  respective  investment  objectives  after consideration  of such factors as their current  holdings,  availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund,  or in different  amounts and at  different  times for more than one but less than all  clients  or funds.  In addition,  purchases  or sales of the same  security may be made for two or more clients or funds on the same date.  Such  transactions  will be allocated  among clients in a manner  believed by the advisor to be  equitable  to each.  In some cases this procedure  could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may  aggregate  purchase and sale orders of the funds with  purchase and sale  orders  of its  other  clients  when the  advisor  believes  that such aggregation provides the best execution for the funds. The Board of Trustees has approved the policy of the advisor with respect to the  aggregation of portfolio transactions.  Where  portfolio  transactions  have been  aggregated,  the funds participate at the average share price for all  transactions in that security on a given day and share  transaction  costs on a pro rata basis.  The advisor will not  aggregate  portfolio  transactions  of the funds  unless it  believes  such aggregation is consistent  with its duty to seek best execution on behalf of the funds  and the  terms of the  management  agreement.  The  advisor  receives  no additional compensation or remuneration as a result of such aggregation.

Prior to August 1, 1997, Benham Management  Corporation served as the investment advisor to the funds. Benham Management  Corporation was merged into the advisor in late 1997.

Unified management fees paid by each fund for the fiscal periods ended March 31,
2000, 1999 and 1998, are indicated in the following tables.  Fee amounts are net of amounts reimbursed or recouped under the funds' previous  investment advisory agreement with Benham Management Corporation.

UNIFIED MANAGEMENT FEES (INVESTOR CLASS)
--------------------------------------------------------------------------------
Fund                               2000          1999 (1)       1998 (2)
--------------------------------------------------------------------------------
Capital Preservation               $15,702,285   $15,124,623    $8,807,865
--------------------------------------------------------------------------------
Government Agency Money Market     $2,514,980    $2,378,090     $1,507,123
--------------------------------------------------------------------------------
Short-Term Treasury                $326,329      $253,445       $134,030
--------------------------------------------------------------------------------
Intermediate-Term Treasury         $1,890,819    $2,110,741     $1,222,541
--------------------------------------------------------------------------------
Long-Term Treasury                 $540,905      $674,494       $406,234
--------------------------------------------------------------------------------
Inflation-Adjusted Treasury        $73,520       $34,313        $10,682
--------------------------------------------------------------------------------
Short-Term Government              $4,656,667    $4,822,297     $1,623,040(3)
--------------------------------------------------------------------------------
GNMA Fund                          $7,854,963    $7,901,686     $4,819,669
--------------------------------------------------------------------------------

 26     American Century Investments                             1-800-345-2021

UNIFIED MANAGEMENT FEES (ADVISOR CLASS)
---------------------------------------------------------------------------------
Fund                                 2000          1999             1998
---------------------------------------------------------------------------------
Government Agency Money Market       $4,279        N/A              N/A
---------------------------------------------------------------------------------
Short-Term Treasury                  $7,190        $6,318           $1,354
---------------------------------------------------------------------------------
Intermediate-Term Treasury           $25,826       $4,242           $129
---------------------------------------------------------------------------------
Long-Term Treasury                   $11,647       $2,929           $93
---------------------------------------------------------------------------------
Inflation-Adjusted Treasury          $191          $20              0
---------------------------------------------------------------------------------
Short-Term Government                $808          $75              0
---------------------------------------------------------------------------------
GNMA Fund                            $32,158       $11,247          $265
---------------------------------------------------------------------------------

INVESTMENT ADVISORY FEES

Fund                                                   1998 (1) (4)
--------------------------------------------------------------------------------
Capital Preservation                                   $3,186,164
--------------------------------------------------------------------------------
Government Agency Money Market                         $421,950
--------------------------------------------------------------------------------
Short-Term Treasury                                    $33,673
--------------------------------------------------------------------------------
Intermediate-Term Treasury                             $297,794
--------------------------------------------------------------------------------
Long-Term Treasury                                     $122,690
--------------------------------------------------------------------------------
Inflation-Adjusted Treasury                            $7,212
--------------------------------------------------------------------------------
Short-Term Government                                  0
--------------------------------------------------------------------------------
GNMA Fund                                              $1,078,109
--------------------------------------------------------------------------------

(1)  Net of reimbursements or waivers.

(2)  For the period  August 1, 1997,  to March 31,  1998.  Fees paid during this period  were paid under the  Management  Agreement  with  American  Century
     Investment Management, Inc.

(3)  Short-Term  Government's  fiscal  year end was changed  from  October 31 to
     March 31 resulting in a five month annual reporting period.

(4)  For the period  April 1, 1997,  to July 31,  1997.  Fees paid  during  this period  were paid  under the  Investment  Advisory  Agreement  with  Benham
     Management Corporation.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services  Corporation,  4500 Main Street, Kansas City, Missouri
64111,  serves as transfer  agent and  dividend-paying  agent for the funds.  It provides physical facilities,  computer hardware and software, and personnel for the  day-to-day  administration  of the funds and the advisor.  The advisor pays
American Century Services Corporation for these services.

Prior to August 1, 1997, the funds paid American  Century  Services  Corporation directly for its services as transfer agent and administrative services agent.

Administrative  service and transfer agent fees paid by each fund for the fiscal year ended March 31, 1998, are indicated in the table below. Fee amounts are net of expense limitations.

www.americancentury.com                   American Century Investments       27

ADMINISTRATIVE FEES
--------------------------------------------------------------------------------
Fund                                                   1998
--------------------------------------------------------------------------------
Capital Preservation                                   $1,146,326
--------------------------------------------------------------------------------
Government Agency Money Market                         $144,980
--------------------------------------------------------------------------------
Short-Term Treasury                                    $11,573
--------------------------------------------------------------------------------
Intermediate-Term Treasury                             $101,989
--------------------------------------------------------------------------------
Long-Term Treasury                                     $41,622
--------------------------------------------------------------------------------
Inflation-Adjusted Treasury                            0
--------------------------------------------------------------------------------
Short-Term Government                                  N/A
--------------------------------------------------------------------------------
GNMA Fund                                              $359,302
--------------------------------------------------------------------------------

TRANSFER AGENT FEES
--------------------------------------------------------------------------------
Fund                                                   1998
--------------------------------------------------------------------------------
Capital Preservation                                   $933,109
--------------------------------------------------------------------------------
Government Agency Money Market                         $163,368
--------------------------------------------------------------------------------
Short-Term Treasury                                    $11,510
--------------------------------------------------------------------------------
Intermediate-Term Treasury                             $77,150
--------------------------------------------------------------------------------
Long-Term Treasury                                     $66,019
--------------------------------------------------------------------------------
Inflation-Adjusted Treasury                            $646
--------------------------------------------------------------------------------
Short-Term Government                                  N/A
--------------------------------------------------------------------------------
GNMA Fund                                              $381,757
--------------------------------------------------------------------------------

DISTRIBUTORS

The  funds'  shares  are   distributed   by  FDI  and  ACIS,   both   registered
broker-dealers.   FDI  is  a  wholly  owned,   indirect   subsidiary  of  Boston
Institutional Group, Inc. and its principal business address is 60 State Street,
Suite 1300,  Boston,  Massachusetts  02109. ACIS is a wholly owned subsidiary of
ACC, and is located at 4500 Main Street, Kansas City, Missouri 64111.

The  distributors  are the  principal  underwriters  of the funds'  shares.  The distributors make a continuous,  best-efforts underwriting of the funds' shares.
This means the distributors have no liability for unsold shares.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

Chase Manhattan Bank, 770 Broadway,  10th Floor,  New York, New York 10003-9598,
and Commerce Bank, N.A., 1000 Walnut,  Kansas City,  Missouri 64105, each serves as  custodian  of the  assets  of the  funds.  The  custodians  take  no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds.  The funds,  however,  may invest in certain obligations of the custodians and may purchase or sell certain  securities  from or to the custodians.

28      American Century Investments                             1-800-345-2021

INDEPENDENT ACCOUNTANT

PricewaterhouseCoopers  LLP serves as the independent  accountants of the funds.
The address of  PricewaterhouseCoopers  LLP is 1055 Broadway, 10th floor, Kansas
City,   Missouri   64105.   As  the   independent   accountants  of  the  funds,
PricewaterhouseCoopers provides services including

(1) audit of the annual financial statements for each fund,

(2) assistance and consultation in connection with SEC filings and

(3) review of the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

The  funds  generally  purchase  and  sell  debt  securities  through  principal transactions, meaning they normally purchase securities directly from the issuer or a primary market-maker acting as principal for the securities on a net basis.
The funds do not pay brokerage  commissions on these transactions,  although the purchase price for debt securities  usually  includes a commission or concession paid by the issuer to the  underwriter,  and purchases  from dealers  serving as market-makers  typically  include a dealer's mark-up (i.e., a spread between the bid and asked  prices).  During the fiscal years ended March 31, 2000,  1999 and
1998, the funds did not have any brokerage commissions.

INFORMATION ABOUT FUND SHARES

The  Declaration  of Trust  permits the Board of Trustees to issue an  unlimited number of full and fractional  shares of beneficial  interest without par value, which may be issued in series  (or  funds).  Shares  issued  are fully  paid and nonassessable and have no pre-emptive, conversion or similar rights.

Each fund votes separately on matters  affecting that fund  exclusively.  Voting rights  are not  cumulative,  so that  investors  holding  more  than 50% of the
Trust's (i.e.,  all funds')  outstanding  shares may be able to elect a Board of
Trustees.  The Trust instituted  dollar-based voting, meaning that the number of votes you are  entitled to is based upon the dollar  amount of your  investment.
The  election of trustees is  determined  by the votes  received  from all Trust shareholders  without  regard to  whether a  majority  of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Each shareholder has rights to dividends and distributions  declared by the fund he or she owns and to the net  assets  of such  fund  upon  its  liquidation  or dissolution  proportionate  to his or her share ownership  interest in the fund.
Shares  of each  fund  have  equal  voting  rights,  although  each  fund  votes separately on matters affecting that fund exclusively.

Shareholders   of  a   Massachusetts   business   trust  could,   under  certain
circumstances,  be held  personally  liable for its  obligations.  However,  the
Declaration of Trust contains an express disclaimer of shareholder liability for acts or  obligations  of the Trust.  The  Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust.  The Declaration of Trust provides that the
Trust  will,  upon  request,  assume the  defense of any claim made  against any shareholder  for any act or  obligation  of the Trust and satisfy  any  judgment thereon.  The Declaration of Trust further  provides that the Trust may maintain appropriate insurance (for example, fidelity,  bonding, and errors and omissions insurance)  for  the  protection  of  the  Trust,  its  shareholders,  trustees, officers,  employees and agents to cover  possible  tort and other  liabilities.
Thus,  the  risk  of a  shareholder  incurring  financial  loss as a  result  of shareholder  liability  is limited  to  circumstances  in which both  inadequate insurance exists and the Trust is unable to meet its obligations.

www.americancentury.com                   American Century Investments        29

MULTIPLE CLASS STRUCTURE

The funds' Board of Trustees has adopted a multiple class plan (the Multiclass
Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to three classes of funds: an Investor Class, an
Institutional Class and an Advisor Class. Not all funds offer all three classes

The Investor Class is made available to investors  directly  without any load or commission,  for a single unified  management fee. The Institutional and Advisor
Classes are made available to  institutional  shareholders or through  financial
intermediaries   that  do  not  require  the  same  level  of  shareholder   and
administrative  services from the advisor as Investor Class  shareholders.  As a result,  the advisor is able to charge these classes a lower unified  management fee. In addition to the management  fee,  however,  the Advisor Class shares are subject to a Master  Distribution  and  Shareholder  Services Plan. The plan has been  adopted  by the  funds'  Board of  Trustees  and  initial  shareholder  in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an  investment  company to pay expenses  associated  with the distribution  of its shares in accordance  with a plan adopted by the investment company's Board of Trustees and approved by its  shareholders.  Pursuant to such rule, the Board of Trustees and initial  shareholder of the funds' Advisor Class have approved and entered into a Master  Distribution  and Shareholder  Services
Plan (the Plan).

In adopting  the Plan,  the Board of Trustees  [including a majority who are not interested  persons of the funds (as  defined in the  Investment  Company  Act), hereafter referred to as the independent  trustees]  determined that there was a reasonable likelihood that the Plan would benefit the funds and the shareholders of the  affected  class.  Pursuant to Rule 12b-1,  information  with  respect to revenues  and  expenses  under the Plan is  presented  to the Board of  Trustees quarterly for its  consideration in connection with its  deliberations as to the continuance  of the Plan.  Continuance of the Plan must be approved by the Board of Trustees  (including a majority of the independent  trustees)  annually.  The
Plan may be amended by a vote of the Board of Trustees  (including a majority of the independent trustees), except that the Plan may not be amended to materially increase the amount to be spent for distribution  without  majority  approval of the shareholders of the affected class. The Plan terminates automatically in the event of an assignment  and may be  terminated  upon a vote of a majority of the independent  trustees  or by  vote  of a  majority  of  the  outstanding  voting securities of the affected class.

All fees paid under the Plan will be made in  accordance  with Section 26 of the
Rules of Fair Practice of the National Association of Securities Dealers (NASD).

Master Distribution and Shareholder Services Plan

As  described  in the  Prospectus,  the  funds'  Advisor  Class  shares are made available to participants in employer-sponsored  retirement or savings plans and
to  persons  purchasing  through  financial   intermediaries,   such  as  banks,
broker-dealers  and insurance  companies.  The distributors enter into contracts with various  banks,  broker-dealers,  insurance  companies and other  financial intermediaries  with respect to the sale of the funds'  shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for investors in the
Advisor  Class.  In  addition to such  services,  the  financial  intermediaries provide various distribution services.

30      American Century Investments                             1-800-345-2021

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
investment  advisor  has  reduced  its  management  fee by 0.25% per annum  with respect to the  Advisor  Class  shares,  and the funds'  Board of  Trustees  has adopted a Master  Distribution and Shareholder  Services Plan (the  Distribution
Plan).  Pursuant to such Plan,  the Advisor Class shares pay the  distributors a fee of 0.50%  annually  of the  aggregate  average  daily  assets of the  funds'
Advisor  Class  shares,  0.25% of which is paid  for  shareholder  services  (as described  below) and 0.25% of which is paid for distribution  services.  During the fiscal year ended March 31, 2000,  the  aggregate  amount of fees paid under the Plan were:

Short-Term Government                   $1,204
Intermediate-Term Treasury              $50,594
GNMA                                    $47,932
Government Agency Money Market          $9,654
Short-Term Treasury                     $14,114
Long-Term Treasury                      $22,814
Inflation-Adjusted Treasury             $374

Payments may be made for a variety of shareholder services, including, but not limited to,

(a) receiving,  aggregating  and  processing  purchase,  exchange and redemption requests from  beneficial  owners  (including  contract  owners of insurance products  that utilize the funds as underlying  investment  media) of shares and placing purchase, exchange and redemption orders with the distributor;

(b) providing investors with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c) processing  dividend  payments  from a  fund  on  behalf  of  investors  and assisting investors in changing dividend options,  account  designations and addresses;

(d) providing and maintaining elective services such as check writing and wire transfer services;

(e) acting as shareholder of record and nominee for beneficial owners;

(f) maintaining account records for investors and/or other beneficial owners;

(g) issuing confirmations of transactions;

(h) providing  subaccounting  with  respect  to  shares  beneficially  owned  by customers  of  third  parties  or  providing  the  information  to a fund as necessary for such subaccounting;

(i) preparing and  forwarding  investor  communications  from the funds (such as proxies, shareholder reports, annual and semiannual financial statements and dividend, distribution and tax notices) to investors and/or other beneficial owners;

(j) providing other similar administrative and sub-transfer agency services; and

(k) paying  service fees for the provision of personal,  continuing  services to investors,  as  contemplated  by the  Rules  of Fair  Practice  of the  NASD
    (collectively referred to as shareholder services).

Shareholder  services do not include  those  activities  and  expenses  that are primarily  intended  to result in the sale of  additional  shares of the  funds.
During the  fiscal  year ended  March 31,  2000,  the amount of fees paid by the funds under the plan for shareholder services was:

Short-Term Government                   $602
Intermediate-Term Treasury              $25,297
GNMA                                    $23,966
Government Agency Money Market          $4,827
Short-Term Treasury                     $7,057
Long-Term Treasury                      $11,407
Inflation-Adjusted Treasury             $187

www.americancentury.com                   American Century Investments        31

Distribution  services include any activity  undertaken or expense incurred that is  primarily  intended  to result in the sale of Advisor  Class  shares,  which services may include but are not limited to,

(a) the payment of sales commissions,  ongoing commissions and other payments to brokers,  dealers,  financial  institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributors who engage in or support distribution of the funds' Advisor
    Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses) of the distributors;

(d) the printing of prospectuses, statements of additional information and reports for other-than-existing investors;

(e) the preparation, printing and distribution of sales literature and advertising materials provided to the funds' investors and prospective investors;

(f) receiving and answering correspondence from prospective investors, including
    distributing   prospectuses,   statements  of  additional   information  and
    shareholder reports;

(g) the providing of facilities to answer questions from prospective investors about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting investors in completing application forms and selecting dividend and other account options;

(j) the providing of other reasonable assistance in connection with the distribution of fund shares;

(k) the organizing and conducting of sales seminars and payments in the form of transactional compensation or promotional incentives;

(l) profit on the foregoing;

(m) the payment of  "service  fees"  for the  provision  of  personal, continuing  services  to  investors,  as  contemplated  by the Rules of Fair
    Practice of the NASD; and

(n) such other  distribution and services  activities as the advisor  determines may be paid for by the funds  pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the Investment Company Act.

During the  fiscal  year ended  March 31,  2000,  the amount of fees paid by the funds under the Plan for distribution services was:

Short-Term Government                   $602
Intermediate-Term Treasury              $25,297
GNMA                                    $23,966
Government Agency Money Market          $4,827
Short-Term Treasury                     $7,057
Long-Term Treasury                      $11,407
Inflation-Adjusted Treasury             $187

32      American Century Investments                             1-800-345-2021

BUYING, SELLING AND EXCHANGING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the funds' prospectus and in Your Guide to American Century Services. The Prospectus
and guide are  available  to  investors  without  charge and may be  obtained by calling us.

VALUATION OF A FUND'S SECURITIES

Each  fund's net asset value  (NAV) per share is  calculated  as of the close of business of the New York Stock  Exchange (the Exchange) each day the Exchange is open for business.  The Exchange  usually  closes at 4 p.m.  Eastern  time.  The
Exchange  typically  observes the  following  holidays:  New Year's Day,  Martin
Luther King Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day,  Thanksgiving  Day and Christmas Day.  Although the funds expect the same  holidays to be observed in the  future,  the  Exchange  may modify its holiday schedule at any time.

The advisor  typically  completes  its trading on behalf of each fund in various markets before the Exchange closes for the day. Each fund's NAV is calculated by adding  the  value of all  portfolio  securities  and  other  assets,  deducting liabilities  and  dividing  the  result by the  number  of  shares  outstanding.
Expenses and interest earned on portfolio securities are accrued daily.

Money Market Funds

Securities  held by the money market funds are valued at  amortized  cost.  This method  involves  valuing an  instrument at its cost and  thereafter  assuming a constant amortization to maturity of any discount or premium paid at the time of purchase.  Although this method  provides  certainty in valuation,  it generally disregards the effect of fluctuating  interest rates on an  instrument's  market value.  Consequently,  the  instrument's  amortized  cost value may be higher or lower than its market value, and this discrepancy may be reflected in the funds'
yields. During periods of declining interest rates, for example, the daily yield on fund  shares  computed as  described  above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.

The money market funds  operate  pursuant to  Investment  Company Act Rule 2a-7, which permits valuation of portfolio  securities on the basis of amortized cost.
As required by the Rule, the Board of Trustees has adopted  procedures  designed to stabilize, to the extent reasonably possible, a money market fund's price per share as computed for the purposes of sales and redemptions at $1.00.  While the day-to-day  operation of the money  market funds has been  delegated to the fund
managers,   the  quality  requirements   established  by  the  procedures  limit
investments  to certain  instruments  that the Board of Trustees has  determined present  minimal credit risks and that have been rated in one of the two highest rating  categories  as  determined by a rating agency or, in the case of unrated securities,  of comparable  quality.  The procedures require review of the money market funds' portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the money market funds' net asset values  calculated  by  using  available  market  quotations  deviate  from  the per-share  value based on amortized  cost.  The  procedures  also  prescribe the action to be taken if such deviation should occur.

The Board of Trustees monitors the levels of illiquid  securities,  however,  if the levels are exceeded, they will take action to rectify these levels.

Actions the Board of Trustees may consider under these circumstances include (i)
selling portfolio  securities prior to maturity,  (ii) withholding  dividends or distributions  from capital,  (iii) authorizing a one-time dividend  adjustment,
(iv)  discounting  share  purchases and  initiating  redemptions in kind, or (v)
valuing portfolio securities at market price for purposes of calculating NAV.

www.americancentury.com                   American Century Investments        33

Non-Money Market Funds

Securities  held by the  non-money  market funds  normally are priced using data provided  by an  independent  pricing  service,  provided  that such  prices are believed  by  the  advisor  to  reflect  the  fair  market  value  of  portfolio securities.

In  valuing  securities,  the  pricing  services  generally  take  into  account institutional trading activity, trading in similar groups of securities, and any developments  related to specific  securities.  The methods  used by the pricing service and the valuations so established  are reviewed by the advisor under the general  supervision  of the Board of  Trustees.  There are a number of  pricing services available, and the advisor, on the basis of ongoing evaluation of these services,  may use other pricing  services or discontinue the use of any pricing service in whole or in part.

Securities  not priced by a pricing  service are valued at the mean  between the most recently quoted bid and ask prices provided by broker-dealers.

Debt  securities  maturing within 60 days of the valuation date may be valued at cost,  plus or minus any  amortized  discount  or premium,  unless the  trustees determine  that this would not  result in fair  valuation  of a given  security.
Other assets and securities for which  quotations are not readily  available are valued in good faith at their fair value using methods  approved by the Board of
Trustees.

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify  annually as a regulated  investment  company under
Subchapter M of the Internal  Revenue Code of 1986, as amended (the Code). By so qualifying,  a fund will be exempt from  federal and state  income  taxes to the extent that it distributes  substantially  all of its net investment  income and net realized capital gains (if any) to shareholders.  If a fund fails to qualify as a regulated  investment company,  it will be liable for taxes,  significantly reducing its  distributions to investors and eliminating  investors'  ability to treat distributions of the funds in the manner they were realized by the funds.

Certain  bonds  purchased  by the  funds  may be  treated  as  bonds  that  were originally issued at a discount. Original issue discount represents interest for federal  income tax  purposes  and  generally  can be defined as the  difference between the price at which a security was issued and its stated redemption price at maturity.  Although no cash is actually received by a fund until the maturity of the bond,  original issue discount is treated for federal income tax purposes as income  earned by a fund over the term of the bond,  and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund  generally  is  determined  on the basis of a  constant yield to maturity that takes into account the semiannual  compounding of accrued interest.

In addition,  some of the bonds may be  purchased  by a fund at a discount  that exceeds the  original  issue  discount on such bonds,  if any.  This  additional discount  represents  market discount for federal income tax purposes.  The gain realized on the disposition of any bond having market discount generally will be treated as taxable  ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is  attributable).  Generally,  market  discount accrues  on a  daily  basis  for  each  day  the  bond  is  held  by a fund on a straight-line basis over the time remaining to the bond's maturity.  In the case of any debt

34         American Century Investments                          1-800-345-2021

security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition  generally will be treated as short-term capital gain. In general,  any gain realized on  disposition  of a security held less than one year is treated as short-term capital gain.

Under the Code,  any  distribution  of a fund's net realized  long-term  capital gains that is designated  by the fund as a capital gains  dividend is taxable to investors as long-term  capital  gains,  regardless of the length of time shares are held.  If a capital  gains  dividend is paid with respect to any shares of a fund sold at a loss after  being  held for six months or less,  the loss will be treated  as a  long-term  capital  loss to the  extent  of any  distribution  of long-term capital gain.

STATE AND LOCAL TAXES

Distributions  also may be  subject to state and local  taxes,  even if all or a substantial  part of these  distributions  are  derived  from  interest  on U.S.
government  obligations  which,  if you received them directly,  would be exempt from state income tax. However, most but not all states allow this tax exemption to pass  through  to fund  shareholders  when a fund pays  distributions  to its shareholders.  You should consult your tax advisor about the tax status of these distributions in your own state.

The  information  above  is only a  summary  of  some of the tax  considerations affecting the funds and their shareholders.  No attempt has been made to discuss individual tax consequences.  A prospective  investor should consult with his or her tax  advisors or state or local tax  authorities  to  determine  whether the funds are suitable investments.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The  funds  may  quote  performance  in  various  ways.  Historical  performance information will be used in advertising and sales literature.

For the money  market  funds,  yield  quotations  are based on the change in the value of a hypothetical investment (excluding realized gains and losses from the sale of securities and unrealized  appreciation  and depreciation of securities)
over a  seven-day  period  (base  period)  and  stated  as a  percentage  of the investment at the start of the base period (base-period return). The base-period return is then  annualized  by  multiplying  by 365/7 with the  resulting  yield figure carried to at least the nearest hundredth of one percent.

Calculations of effective yield begin with the same  base-period  return used to calculate yield, but the return is then annualized to reflect weekly compounding according to the following formula:

            Effective Yield = [(Base-Period Return + 1)(365/7)] - 1

The SEC 30-day yield calculation for non-money market funds is as follows:

                            (2 [(a - b + 1)(6) - 1])
                                 -----
                                   cd

where a = dividends and interest earned during the period,  b = expenses accrued for the period (net of  reimbursements),  c = the average daily number of shares outstanding during the period that were entitled to receive  dividends,  and d =
the maximum offering price per share on the last day of the period.

www.americancentury.com                  American Century Investments        35

MONEY MARKET FUND YIELDS - INVESTOR CLASS
--------------------------------------------------------------------------------
(seven-day period ended March 31, 2000)
Fund                                    7-Day Yield            Effective Yield
--------------------------------------------------------------------------------
Capital Preservation                    5.28%                  5.41%
--------------------------------------------------------------------------------
Government Agency Money Market          5.50%                  5.65%
--------------------------------------------------------------------------------

NON-MONEY MARKET FUND YIELDS - INVESTOR CLASS
--------------------------------------------------------------------------------
(30-day period ended March 31, 2000)

Fund                                    30-Day Yield
--------------------------------------------------------------------------------
Short-Term Treasury                     6.04%
--------------------------------------------------------------------------------
Intermediate-Term Treasury              6.07%
--------------------------------------------------------------------------------
Long-Term Treasury                      5.85%
--------------------------------------------------------------------------------
Inflation-Adjusted Treasury             5.67%
--------------------------------------------------------------------------------
Short-Term Government                   6.09%
--------------------------------------------------------------------------------
GNMA Fund                               6.64%
--------------------------------------------------------------------------------

Total returns quoted in advertising and sales literature  reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any) and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value  of a  hypothetical  historical  investment  in a fund  during a stated
period and then calculating the annually  compounded  percentage rate that would have produced the same result if the rate of growth or decline in value had been constant  throughout the period.  For example, a cumulative total return of 100%
over 10 years  would  produce an average  annual  return of 7.18%,  which is the steady  annual  rate that would equal 100%  growth on a  compounded  basis in 10 years.  While average  annual total returns are a convenient  means of comparing investment  alternatives,  investors should realize that the funds' performances are not  constant  over time,  but changes  from year to year,  and that average
annual  total  returns   represent   averaged   figures  as  opposed  to  actual
year-to-year performance.

The following  tables set forth the average  annual total return for the various classes of the funds for the periods indicated as of March 31, 2000.

AVERAGE ANNUAL TOTAL RETURNS--INVESTOR CLASS
--------------------------------------------------------------------------------
Fiscal Year Ended March 31, 2000

                                  One      Five     Ten     Life of   Inception
Fund                              Year     Years    Years   Fund      Date
--------------------------------------------------------------------------------
Capital Preservation              4.63%    4.88%    4.66%   5.27%     10/13/1972
--------------------------------------------------------------------------------
Government Agency Money Market    4.98%    5.05%    4.86%   4.97%     12/05/1989
--------------------------------------------------------------------------------
Short-Term Treasury               2.86%    5.33%    N/A     4.68%     09/08/1992
--------------------------------------------------------------------------------
Intermediate-Term Treasury        1.51%    6.17%    6.96%   8.29%     05/16/1980
--------------------------------------------------------------------------------
Long-Term Treasury                2.86%    8.95%    N/A     7.57%     09/08/1992
--------------------------------------------------------------------------------
Inflation-Adjusted Treasury       5.52%    N/A      N/A     3.27%     02/10/1997
--------------------------------------------------------------------------------
Short-Term Government             2.51%    5.25%    5.67%   6.81%     12/15/1982
--------------------------------------------------------------------------------
GNMA Fund                         2.01%    6.72%    7.62%   8.13%     09/23/1985
--------------------------------------------------------------------------------

36      American Century Investments                             1-800-345-2021

AVERAGE ANNUAL TOTAL RETURNS--ADVISOR CLASS
--------------------------------------------------------------------------------
Fiscal Year Ended March 31, 2000

Fund                               One Year     Life of Fund    Inception Date
-------------------------------------------------------------------------------
Government Agency Money Market     N/A          4.73%           04/12/1999
-------------------------------------------------------------------------------
Short-Term Treasury                2.60%        4.30%           10/06/1997
-------------------------------------------------------------------------------
Intermediate-Term Treasury         1.25%        4.43%           10/09/1997
-------------------------------------------------------------------------------
Long-Term Treasury                 2.61%        3.27%           01/12/1998
-------------------------------------------------------------------------------
Inflation-Adjusted Treasury        5.26%        4.01%           06/15/1998
-------------------------------------------------------------------------------
Short-Term Government              2.26%        3.26%           07/08/1998
-------------------------------------------------------------------------------
GNMA Fund                          1.76%        4.23%           10/09/1997
-------------------------------------------------------------------------------

In addition to average annual total returns,  each fund may quote  unaveraged or cumulative total returns  reflecting the simple change in value of an investment over a stated period.  Average annual and cumulative total returns may be quoted as  percentages  or as  dollar  amounts  and  may  be  calculated  for a  single investment,  a series of investments,  or a series of redemptions  over any time period.  Total  returns may be broken down into their  components  of income and capital  (including  capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

PERFORMANCE COMPARISONS

The funds'  performance  may be compared  with the  performance  of other mutual funds  tracked by mutual  fund rating  services or with other  indices of market performance.  This may include  comparisons with funds that, unlike the American
Century funds, are sold with a sales charge or deferred sales charge. Sources of economic  data that may be used for such  comparisons  may include,  but are not limited to: U.S. Treasury bill, note and bond yields,  money market fund yields,
U.S.  government debt and percentage held by foreigners,  the U.S. money supply, net  free  reserves,  and  yields  on  current-coupon  GNMAs  (source:  Board of
Governors of the Federal Reserve  System);  the federal funds and discount rates
(source:  Federal  Reserve  Bank of New York);  yield  curves for U.S.  Treasury securities and AA/AAA-rated  corporate  securities (source:  Bloomberg Financial
Markets);  yield curves for AAA-rated,  tax-free municipal  securities  (source:
Telerate);  yield curves for foreign government  securities (sources:  Bloomberg
Financial  Markets and Data  Resources,  Inc.);  total  returns on foreign bonds
(source:  J.P.  Morgan  Securities  Inc.);  various U.S. and foreign  government reports;  the high-yield bond market (source:  Data  Resources,  Inc.);  the CRB
Futures Index  (source:  Commodity  Index  Report);  the price of gold (sources:
London a.m./p.m.  fixing and New York Comex Spot Price);  rankings of any mutual fund or mutual  fund  category  tracked by Lipper,  Inc. or  Morningstar,  Inc.;
mutual fund rankings  published in major,  nationally  distributed  periodicals;
data provided by the Investment Company Institute; Ibbotson Associates,  Stocks,
Bonds,  Bills,  and Inflation;  major indices of stock market  performance;  and indices and historical data supplied by major securities brokerage or investment advisory  firms.  The  funds  also may  utilize  reprints  from  newspapers  and magazines furnished by third parties to illustrate historical  performance or to provide general information about the funds.

www.americancentury.com                   American Century Investments       37

PERMISSIBLE ADVERTISING INFORMATION

From  time to  time,  the  funds  may,  in  addition  to any  other  permissible information,  include the  following  types of  information  in  advertisements, supplemental  sales literature and reports to  shareholders:  (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost  averaging);  (2)  discussions  of general  economic trends;  (3)  presentations of statistical data to supplement such  discussions;
(4)  descriptions of past or anticipated  portfolio  holdings for one or more of the funds;  (5)  descriptions  of investment  strategies  for one or more of the funds;  (6)  descriptions  or  comparisons  of various  savings  and  investment products  (including,  but  not  limited  to,  qualified  retirement  plans  and individual  stocks and  bonds),  which may or may not  include  the  funds;  (7)
comparisons of investment products (including the funds) with relevant market or industry  indices  or other  appropriate  benchmarks;  (8)  discussions  of fund rankings or ratings by recognized  rating  organizations;  and (9)  testimonials describing  the  experience  of persons who have  invested in one or more of the funds. The funds also may include calculations, such as hypothetical compounding examples,  which describe  hypothetical  investment  results.  Such  performance examples will be based on an express set of  assumptions  and are not indicative of the performance of any of the funds.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plan, the funds may issue  additional  classes of existing  funds or  introduce  new funds with  multiple  classes  available  for purchase.  To the extent a new class is added to an existing  fund,  the advisor may, in compliance with SEC and NASD rules,  regulations and guidelines,  market the new class of shares  using the  historical  performance  information  of the original class of shares. When quoting performance information for the new class of shares for  periods  prior to the first full  quarter  after  inception,  the original class's performance will be restated to reflect the expenses of the new class.  For  periods  after the  first  full  quarter  after  inception,  actual performance of the new class will be used.

FINANCIAL STATEMENTS

The  financial  statements  of the funds are  included in the annual  reports to shareholders  for the fiscal year ended March 31, 2000.  The annual  reports are incorporated herein by reference.  You may receive copies of the reports without charge upon  request to American  Century at the address and  telephone  numbers shown on the back cover of the Statement of Additional Information.

38      American Century Investments                             1-800-345-2021

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the  Prospectus,  the funds invest in  fixed-income  securities.
Those investments,  however, are subject to certain credit quality restrictions, as noted in the Prospectus and in this Statement of Additional Information.  The following is a summary of the rating  categories  referenced  in the  prospectus disclosure.

BOND RATINGS
--------------------------------------------------------------------------------
S&P        MOODY'S   DESCRIPTION
--------------------------------------------------------------------------------
AAA         Aaa      These are the highest  ratings  assigned by S&P and
                     Moody's to a debt  obligation.  They  indicate an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA          Aa       Debt rated in this category is considered to have a very
                     strong  capacity to pay  interest and repay  principal.  It differs from AAA/Aaa issues only in a small degree.
--------------------------------------------------------------------------------
A           A        Debt rated A has a strong  capacity to pay  interest  and
                     repay  principal,  although it is somewhat more susceptible to the  adverse  effects of changes  in  circumstances  and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB         Baa      Debt rated  BBB/Baa is  regarded  as having an adequate
                     capacity to pay  interest and repay  principal.  Whereas it normally exhibits adequate protection  parameters,  adverse economic  conditions  or  changing  circumstances  are more likely to lead to a weakened  capacity to pay  interest and
                     repay   principal   for  debt  in  this  category  than  in
                     higher-rated categories.
--------------------------------------------------------------------------------
BB          Ba       Debt rated BB/Ba has less near-term vulnerability to
                     default than other
                     speculative issues. However, it faces major ongoing
                     uncertainties or exposure to adverse business, financial or economic conditions that could lead to  inadequate capacity to meet timely interest and principal payments. The BB
                     rating category also is used for debt subordinated to
                     senior debt that is assigned an actual or implied BBB-
                     rating.
--------------------------------------------------------------------------------
B           B        Debt rated B has a greater vulnerability to default but
                     currently has the capacity to meet interest payments and
                     principal repayments. Adverse  business, financial or
                     economic conditions will likely impair capacity or
                     willingness to pay interest and repay principal. The B
                     rating category also  is used for debt subordinated to
                     senior debt that is assigned an actual or implied BB/Ba or
                     BB-/Ba3 rating.
--------------------------------------------------------------------------------
CCC         Caa      Debt rated CCC/Caa has a currently identifiable
                     vulnerability to default and is dependent upon favorable
                     business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the
                     event of adverse business, financial or economic
                     conditions, it is not likely to have the capacity to pay
                     interest and repay principal. The CCC/Caa rating category
                     also is used for debt subordinated to senior debt that is
                     assigned an actual or implied B or B-/B3 rating.
--------------------------------------------------------------------------------
CC         Ca        The  rating   CC/Ca   typically   is  applied  to  debt
                     subordinated  to senior  debt that is assigned an actual or implied CCC/Caa rating.
--------------------------------------------------------------------------------
C           C        The rating C typically is applied to debt subordinated to
                     senior debt, which is assigned an actual or implied
                     CCC-/Caa3 debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but
                     debt service payments are continued.
--------------------------------------------------------------------------------
CI          -        The rating CI is reserved for income bonds on which no
                     interest is being paid.
--------------------------------------------------------------------------------
D           D        Debt rated D is in payment default. The D rating category
                     is used when interest payments or principal payments are
                     not made on the date due even if the applicable grace
                     period has not expired, unless S&P believes that such
                     payments will be made during such grace period. The D
                     rating also is used upon the filing of a bankruptcy
                     petition if debt service payments are jeopardized.
--------------------------------------------------------------------------------

www.americancentury.com                  American Century Investments        39

To provide more  detailed  indications  of credit  quality,  the Standard  &
Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.  Similarly,
Moody's adds numerical  modifiers (1,2,3) to designate  relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard
& Poor's.

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P  Moody's   Description

--------------------------------------------------------------------------------
A-1  Prime-1   This indicates that the degree of safety regarding timely
     (P-1)     payment is strong. Standard & Poor's rates those issues
               determined to possess extremely strong safety characteristics as A-1+.
--------------------------------------------------------------------------------
A-2  Prime-2   Capacity for timely payment on commercial paper is
     (P-2)     satisfactory, but the relative degree of safety is not as high as for  issues  designated  A-1.  Earnings  trends  and  coverage
               ratios,   while  sound,   will  be  more  subject  to  variation.
               Capitalization characteristics,  while still appropriated, may be more affected by external  conditions.  Ample alternate liquidity is maintained.
--------------------------------------------------------------------------------
A-3  Prime-3   This indicates satisfactory capacity for timely repayment.
     (P-3)     Issues that carry this rating are somewhat more vulnerable to the adverse changes in circumstances than obligations
               carrying the higher designations.
--------------------------------------------------------------------------------

NOTE RATINGS
--------------------------------------------------------------------------------
S&P          MOODY'S            DESCRIPTION
--------------------------------------------------------------------------------
SP-1          MIG-1; VMIG-1     Notes are of the highest  quality
                                enjoying strong protection from established cash
                                flows  of  funds  for  their  servicing  or from
                                established and broad-based access to the market
                                for refinancing, or both.
--------------------------------------------------------------------------------
SP-2          MIG-2; VMIG-2     Notes are of high  quality  with
                                margins of  protection  ample,  although  not so
                                large as in the preceding group.
--------------------------------------------------------------------------------
SP-3          MIG-3; VMIG-3     Notes are of  favorable  quality
                                with all security  elements  accounted  for, but
                                lacking the undeniable strength of the preceding
                                grades.   Market  access  for  refinancing,   in
                                particular,     is    likely    to    be    less
                                well-established.
--------------------------------------------------------------------------------
SP-4         MIG-4; VMIG-4      Notes are of  adequate  quality,
                                carrying specific risk but having protection and
                                not distinctly or predominantly speculative.
--------------------------------------------------------------------------------

40      American Century Investments                             1-800-345-2021

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THE FUNDS' ANNUAL AND
SEMIANNUAL REPORTS

Annual and Semiannual Reports

These  contain  more  information  about the funds'  investments  and the market conditions  and investment  strategies  that  significantly  affected the funds'
performance  during the most recent  fiscal  period.  The annual and  semiannual reports are  incorporated  by reference into this SAI. This means that these are legally part of this SAI.

You can  receive  free copies of the annual and  semiannual  reports and ask any questions  about the funds and your accounts by contacting  American  Century at the address or or one of the telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get  information  about the funds from the  Securities and Exchange
Commission  (SEC).  The SEC charges a duplicating  fee to provide copies of this information.

In person                    SEC Public
                             Reference Room

                             Washington, D.C.
                             Call 202-942-8090 for
                             location and hours.

On the Internet              * EDGAR database at www.sec.gov
                             * By email request at publicinfo@sec.gov

By mail                      SEC Public Reference Section
                             Washington, D.C. 20549-0102

Investment Company Act File No. 811-4363

[american century logo (reg. sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

AUTOMATED INFORMATION LINE
1-800-345-8765

WWW.AMERICANCENTURY.COM

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER/DEALERS,
FINANCIAL ADVISORS, INSURANCE
COMPANIES 1-800-345-6488

J.P. MORGAN|AMERICAN CENTURY(reg.tm)
RETIREMENT PLAN SERVICES 1-800-345-2345

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

SH-SAI-20909   0008

AMERICAN CENTURY GOVERNMENT INCOME TRUST

PART C    OTHER INFORMATION

Item 23   Exhibits (all  exhibits  not  filed  herewith  are being  incorporated herein by reference).

          (a)  Amended and Restated  Agreement  and  Declaration  of Trust dated
               March 9, 1998 and amended March 1, 1999 (filed  electronically as
               Exhibit a to Post-Effective  Amendment No. 37 to the Registration
               Statement on Form N-1A, filed May 7, 1999, File No. 2-99222).

          (b)  Amended  and  Restated   Bylaws,   dated  March  9,  1998  (filed
               electronically as Exhibit 2b to  Post-Effective  Amendment No. 23
               to the  Registration  Statement on Form N-1A of American  Century
               Municipal Trust, filed March 26, 1998, File No. 2-91229).

          (c)  Registrant hereby incorporates by reference,  as though set forth fully herein,  Article III, Article IV, Article V, Article VI and
               Article VIII of Registrant's  Amended and Restated  Agreement and
               Declaration   of  Trust,   appearing   as  Exhibit  (a)  to  this
               Post-Effective  Amendment No. 37 to the Registration Statement on
               Form N-1A of the Registrant; and Article II, Article III, Article
               IV and Article V of  Registrant's  Amended and  Restated  Bylaws,
               appearing as Exhibit (b) to  Post-Effective  Amendment  No. 23 to
               the  Registration  Statement  on Form  N-1A of  American  Century
               Municipal Trust on March 26, 1998.

          (d)  (1) Investor Class Management  Agreement between American Century
               Government   Income   Trust  and  American   Century   Investment
               Management,  Inc. dated August 1, 1997 (filed  electronically  as
               Exhibit 5 to Post-Effective  Amendment No. 33 to the Registration
               Statement on Form N-1A, filed July 31, 1997, File No. 2-99222).

               (2) Amendment No. 1 to the Investor  Class  Management  Agreement
               between  American  Century  Government  Income Trust and American
               Century Investment  Management,  Inc. dated March 31, 1998 (filed electronically as Exhibit 5b to  Post-Effective  Amendment No. 23
               on Form  N-1A of  American  Century  Municipal  Trust,  File  No.
               2-91229).

               (3) Amendment No. 2 to the Investor  Class  Management  Agreement
               between  American  Century  Government  Income Trust and American
               Century  Investment  Management,  Inc.  dated July 1, 1998 (filed electronically as Exhibit d3 of Post-Effective Amendment No 39 to
               the Registration Statement on Form N-1A of the Registrant,  filed on July 28, 1999, File No. 2-99222).

               (4)  Advisor  Class  Investment   Management   Agreement  between
               American  Century  Government  Income Trust and American  Century
               Investment Management,  Inc., dated August 1, 1997 and amended as
               of  June  1,  1998  (filed   electronically   as  Exhibit  5b  to
               Post-Effective  Amendment No. 9 to the Registration  Statement on
               Form N-1A of American Century  Investment  Trust,  filed June 30,
               1999, File No. 33-65170).

          (e)  (1) Distribution  Agreement  between American Century  Government
               Income Trust and Funds Distributor,  Inc., dated January 15, 1998
               (filed  electronically as Exhibit 6 to  Post-Effective  Amendment
               No. 28 to the  Registration  Statement  on Form N-1A of  American
               Century Target Maturities Trust, filed January 30, 1998, File No.
               2-94608).

               (2)  Amendment  No.  1  to  the  Distribution  Agreement  between
               American Century  Government Income Trust and Funds  Distributor,
               Inc., dated June 1, 1998 (filed  electronically as Exhibit B6b to
               Post-Effective  Amendment No. 23 to the Registration Statement on
               Form N-1A of American Century  Quantitative  Equity Funds on June
               29, 1998, File No. 33-19589).

               (3)  Amendment  No.  2  to  the  Distribution  Agreement  between
               American Century  Government Income Trust and Funds  Distributor,
               Inc., dated December 1, 1998 (filed electronically as Exhibit B6c to Post-Effective  Amendment No. 12 to the Registration Statement
               on Form N-1A of American  Century  World  Mutual  Funds,  Inc. on
               November 13, 1998, File No. 33-39242).

               (4)  Amendment  No.  3  to  the  Distribution  Agreement  between
               American Century  Government Income Trust and Funds  Distributor,
               Inc., dated January 29, 1999 (filed  electronically as Exhibit e4 to Post-Effective  Amendment No. 24 to the Registration Statement
               on Form N-1A of American  Century  Variable  Portfolios,  Inc. on
               January 15, 1999, File No. 33-14567).

               (5)  Amendment  No.  4  to  the  Distribution  Agreement  between
               American Century  Government Income Trust and Funds  Distributor,
               Inc. dated July 30, 1999 (filed  electronically  as Exhibit e5 to
               Post-Effective  Amendment No. 16 to the Registration Statement of
               American Century Capital Portfolios,  Inc. on July 29, 1999, File
               No. 33-64872).

               (6)  Amendment  No.  5  to  the  Distribution  Agreement  between
               American Century  Government Income Trust and Funds  Distributor,
               Inc. dated November 19, 1999 (filed  electronically as Exhibit e6 to Post-Effective  Amendment No. 87 to the Registration Statement
               of American Century Mutual Funds, Inc. on November 29, 1999, File
               No. 2-14213).

               (7)  Amendment  No.  6  to  the  Distribution  Agreement  between
               American Century  Government Income Trust and Funds  Distributor,
               Inc.  dated June 1, 2000 (filed  electronically  as Exhibit e7 to
               Post-Effective  Amendment No. 19 to the Registration Statement of
               American  Century World Mutual Funds,  Inc. on May 24, 1999, File
               No. 33-39242).

               (8) Distribution  Agreement  between American Century  Government
               Income Trust and American Century Investment Services, Inc. dated
               March  13,   2000   (filed   electronically   as  Exhibit  e7  to
               Post-Effective  Amendment No. 17 to the Registration Statement of
               American Century World Mutual Funds, Inc. on March 30, 2000, File
               No. 33-39242).

               (9)  Amendment  No.  1  to  the  Distribution  Agreement  between
               American  Century  Government  Income Trust and American  Century
               Investment   Services,   Inc.   dated   June   1,   2000   (filed
               electronically as Exhibit e9 to  Post-Effective  Amendment No. 19
               to the  Registration  Statement on Form N-1A of American  Century
               World Mutual Funds, Inc. on May 24, 2000, File No. 33-39242).

          (f)  Not applicable.

          (g)  (1)  Master  Agreement  by and  between  Commerce  Bank N.A.  and
               Twentieth  Century  Services,  Inc. dated January 22, 1997 (filed electronically as Exhibit g2 to  Post-Effective  Amendment No. 76
               on Form N-1A of American  Century  Mutual Funds,  Inc.,  File No.
               2-14213).

               (2) Global Custody Agreement between American Century  Government
               Income Trust and The Chase Manhattan  Bank,  dated August 9, 1996
               (filed  electronically as Exhibit 8 to  Post-Effective  Amendment
               No.  31 to the  Registration  Statement  on Form  N-1A  filed  on
               February 7, 1997, File No. 2-99222).

          (h)  (1) Transfer Agency Agreement between American Century Government
               Income Trust and American  Century  Services  Corporation,  dated
               August  1,  1997   (filed   electronically   as  an   Exhibit  to
               Post-Effective  Amendment No. 33 to the Registration Statement of
               the American Century  Government  Income Trust, File No. 2-99222,
               on July 31, 1997).

               (2)  Amendment  dated  March  9,  1998  to  the  Transfer  Agency
               Agreement  between American Century  Government  Income Trust and
               American  Century  Services  Corporation,  dated  August  1, 1997
               (filed  electronically as Exhibit 9b to Post-Effective  Amendment
               No. 23 of American  Century  Municipal  Trust on March 26,  1998,
               File No. 2-91229).

               (3)  Amendment  to Transfer  Agency  Agreement  between  American
               Century  Government  Income Trust and American  Century  Services
               Corporation,  dated June 29,  1998  (filed  electronically  as an
               Exhibit to  Post-Effective  Amendment No. 23 to the  Registration
               Statement of American Century Quantitative Equity Funds, File No.
               33-19589, on June 29, 1998).

               (4) Credit Agreement between American Century Funds and The Chase
               Manhattan Bank, as Administrative  Agent dated as of December 18,
               1998  (filed  electronically  as  Exhibit  h2  to  Post-Effective
               Amendment  No. 37 to the  Registration  Statement  on Form  N-1A,
               filed May 7, 1999, File No. 2-99222).

          (i)  Opinion and Consent of counsel (filed electronically as Exhibit i to Post-Effective  Amendment No. 37 to the Registration Statement
               on Form N-1A, filed May 7, 1999, File No. 2-99222).

          (j)  (1)   Consent   of   PricewaterhouseCoopers    LLP,   independent
               accountants is included herein.

               (2)  Consent  of KPMG Peat  Marwick,  LLP,  independent  auditors
               (filed  electronically as Exhibit 11 to Post-Effective  Amendment
               No. 33 to the Registration  Statement on Form N-1A of Registrant,
               filed July 31, 1997, File No. 2-99222).

               (3)  Power  of   Attorney   dated   December   18,   1998  (filed
               electronically as Exhibit j3 to  Post-Effective  Amendment No. 37
               to the  Registration  Statement on Form N-1A,  filed May 7, 1999,
               File No. 2-99222).

          (k)  Not applicable.

          (l)  Not applicable.

          (m)  (1) Master Distribution and Shareholder Services Plan of American
               Century Government Income Trust,  American Century  International
               Bond Fund,  American Century Target Maturities Trust and American
               Century Quantitative Equity Funds (Advisor Class) dated August 1,
               1997  (filed  electronically  as  Exhibit  15  of  Post-Effective
               Amendment No. 27 to the  Registration  Statement on Form N-1A for
               American Century Target Maturities Trust,  filed August 29, 1997,
               File No. 2-94608).

               (2)  Amendment  No.  1 to  Master  Distribution  and  Shareholder
               Services  Plan  of  American  Century   Government  Income  Trust
               (Advisor  Class)  dated June 29,  1998 (filed  electronically  as
               Exhibit   15b  to   Post-Effective   Amendment   No.  23  of  the
               Registration   Statement   on  Form  N-1A  of  American   Century
               Quantitative  Equity  Funds  filed  on June  29,  1998,  File No.
               33-19589).

(n)      Not applicable.

          (o)  (1) Multiple Class Plan of American Century  California  Tax-Free
               and Municipal Funds,  American Century  Government  Income Trust,
               American  Century  International  Bond  Funds,  American  Century
               Investment  Trust,  American Century  Municipal  Trust,  American
               Century Target Maturities Trust and American Century Quantitative
               Equity  Funds  dated  August 1,  1997  (filed  electronically  as
               Exhibit 15 to Post-Effective Amendment No. 27 to the Registration
               Statement  on Form N-1A of  American  Century  Target  Maturities
               Trust, filed August 29, 1997, File No. 2-94608).

               (2)  Amendment  to  Multiple  Class  Plan  of  American   Century
               California   Tax-Free  and  Municipal  Funds,   American  Century
               Government  Income Trust,  American  Century  International  Bond
               Funds,   American  Century  Investment  Trust,  American  Century
               Municipal  Trust,  American  Century Target  Maturities Trust and
               American Century  Quantitative  Equity Funds dated August 1, 1997
               (filed  electronically as Exhibit o2 to Post-Effective  Amendment
               No. 23 to the  Registration  Statement  on Form N-1A of  American
               Century  Quantitative Equity Funds, filed June 29, 1998, File No.
               33-19589).

          (p)  (1)  American   Century   Investments   Code  of  Ethics   (filed
               electronically as Exhibit p1 to  Post-Effective  Amendment No. 16
               to the  Registration  Statement on Form N-1A of American  Century
               World Mutual Funds, Inc. on March 10, 2000, File No. 33-39242).

               (2) Funds Distributor,  Inc. Code of Ethics (filed electronically
               as  Exhibit  p2  to  Post-Effective   Amendment  No.  16  to  the
               Registration  Statement  on Form N-1A of American  Century  World
               Mutual Funds, Inc. on March 10, 2000, File No. 33-39242).

Item 24. Persons Controlled by or Under Common Control with Registrant.

Not applicable.

Item 25. Indemnification.

As stated in Article VII,  Section 3 of the  Declaration of Trust,  incorporated herein by reference to Exhibit 1 to the  Registration  Statement,  "The Trustees
shall be entitled  and  empowered  to the  fullest  extent  permitted  by law to purchase  insurance  for and to  provide  by  resolution  or in the  Bylaws  for indemnification  out  of  Trust  assets  for  liability  and  for  all  expenses reasonably  incurred  or paid or  expected to be paid by a Trustee or officer in connection  with any  claim,  action,  suit,  or  proceeding  in which he or she becomes  involved by virtue of his or her capacity or former  capacity  with the
Trust.  The  provisions,  including any  exceptions and  limitations  concerning indemnification,  may be set forth in detail  in the  Bylaws or in a  resolution adopted by the Board of Trustees."

Registrant hereby  incorporates by reference,  as though set forth fully herein,
Article VI of the Registrant's Amended and Restated Bylaws, dated March 9, 1998, appearing as Exhibit 2b to  Post-Effective  Amendment No. 23 to the Registration
Statement on Form N-1A of American Century Municipal Trust filed March 26, 1998.

The  Registrant  has  purchased  an insurance  policy  insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26. Business and Other Connections of Investment Advisor.

None.

Item 27.  Principal Underwriters.

          I. (a)  Funds  Distributor,  Inc. (FDI) acts as principal
               underwriter for the following investment companies.

          American Century California Tax-Free and Municipal Funds
          American Century Capital Portfolios, Inc.
          American Century Government Income Trust
          American Century International Bond Funds
          American Century Investment Trust
          American Century Municipal Trust
          American Century Mutual Funds, Inc.
          American Century Premium Reserves, Inc.
          American Century Quantitative Equity Funds
          American Century Strategic Asset Allocations, Inc.
          American Century Target Maturities Trust
          American Century Variable Portfolios, Inc.
          American Century World Mutual Funds, Inc.
          The Brinson Funds
          CDC MPT+ Funds
          Dresdner RCM Capital Funds, Inc.
          Dresdner Global Funds, Inc.
          Dresdner RCM Investment Funds, Inc.
          GMO Trust
          J.P. Morgan Institutional Funds
          J.P. Morgan Funds
          JPM Series Trust
          JPM Series Trust II
          LaSalle Partners Funds, Inc.
          Merrimac Series
          Monetta Fund, Inc.
          Monetta Trust
          The Montgomery Funds I
          The Montgomery Funds II
          The Munder Framlington Funds Trust
          The Munder Funds Trust
          The Munder Funds, Inc.
          National Investors Cash Management Fund, Inc.
          Nomura Pacific Basin Fund, Inc.
          Orbitex Group of Funds
          The Saratoga Advantage Trust
          SG Cowen Funds, Inc.
          SG Cowen Income + Growth Fund, Inc.
          SG Cowen Standby Reserve Fund, Inc.
          SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
          SG Cowen Series Funds, Inc.
          St. Clair Funds, Inc.
          The Skyline Funds
          TD Waterhouse Family of Funds, Inc.
          TD Waterhouse Trust

          FDI is  registered  with  the  Securities  and  Exchange
          Commission  as  a  broker-dealer  and  is a  member  of  the  National
          Association of Securities  Dealers.  FDI is located at 60
          State Street, Suite 1300, Boston, Massachusetts 02109. FDI
          is an indirect wholly-owned  subsidiary of Boston Institutional Group,
          Inc., a holding company all of whose  outstanding  shares are owned by key employees.

          (b)  The following is a list of the executive officers,  directors and partners of FDI:

Name and Principal Business          Positions and Offices with          Positions and Offices with
Address*                             Underwriter                         Registrant

Marie E. Connolly                    Director, President and Chief       none
                                     Executive Officer

George A. Rio                        Executive Vice President            President,
                                                                         Principal Executive
                                                                         and Principal Financial Officer

Gary S. MacDonald                    Executive Vice President            none
                                     and Chief Administrative Officer

Charles W. Carr                      Executive Vice President            none

Donald R. Roberson                   Executive Vice President            none

William S. Nichols                   Executive Vice President            none

Margaret W. Chambers                 Senior Vice President,              none
                                     General Counsel, Chief
                                     Compliance Officer,
                                     Secretary and Clerk

Joseph F. Tower, III                 Senior Vice President,              none
                                     Treasurer

Judith K. Benson                     Senior Vice President               none

William J. Nutt                      Chairman and Director               none

William J. Stetter                   Senior Vice President and           none
                                     Chief Financial Officer
Christopher J. Kelley                Senior Vice President and           Vice President
                                     Deputy General Counsel

John Lehning                         Senior Vice President               none

John Prosperi                        Senior Vice President               none
--------------------
* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

          (c)  Not applicable.

          II.  (a) American  Century  Investment  Services,  Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.

    ACIS  is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly owned subsidiary of American Century Companies, Inc.

               (b)  The  following  is a list  of  the  executive  officers  and partners of ACIS:

Name and Principal         Positions and Offices          Positions and Offices
Business Address*           with Underwriter                 with Registrant
--------------------------------------------------------------------------------
James E. Stowers, Jr.      Chairman and Director                 none

W. Gordon Snyder           President                             none

James E. Stowers III       Chief Executive Officer               Chairman and
                            and Director                         Director

William M. Lyons           Chief Operating Officer, Executive    Director
                           Vice President, Secretary
                           and Director

Robert T. Jackson          Executive Vice President              none
                           and Chief Financial Officer

Kevin Cuccias              Senior Vice President                 none

Brian Jeter                Senior Vice President                 none

Mark Killen                Senior Vice President                 none

Tom Kmak                   Senior Vice President                 none

David C. Tucker            Senior Vice President                 Vice President
                           and General Counsel

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

          (c) Not applicable.

Item 28. Location of Accounts and Records.

All  accounts,  books and other  documents  required to be maintained by Section
31(a)  of the  1940  Act,  and  the  rules  promulgated  thereunder,  are in the possession of the Registrant, American Century Services Corporation and American
Century Investment Management, Inc., all located at American Century Tower, 4500
Main Street, Kansas City, Missouri 64111.

Item 29. Management Services.

Not applicable.

Item 30. Undertakings.

Not applicable.

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment  Company Act of 1940, the Registrant  certifies that it meets all the requirements for  effectiveness of this  Post-Effective  Amendment No. 40 to its
Registration  Statement pursuant to Rule 485(b) promulgated under the Securities
Act of 1933, as amended,  and has duly caused this Post-Effective  Amendment No.
40/Amendment No. 41 to its Registration  Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of
Missouri on the 28th day of July, 2000.

                            AMERICAN CENTURY GOVERNMENT INCOME TRUST

                            By: /*/George A. Rio
                                George A. Rio
                                President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective  Amendment No. 40 has been signed below by the following  persons in the capacities and on the dates indicated.

                                                                   Date
*George A. Rio                       President, Principal          July 28, 2000
---------------------------------    Executive and Principal
George A. Rio                        Financial Officer

*Maryanne Roepke                     Vice President, Treasurer     July 28, 2000
---------------------------------    and Principal Accounting
Maryanne Roepke                      Officer

*Albert A. Eisenstat                 Director                      July 28, 2000
---------------------------------
Albert A. Eisenstat

*Ronald J. Gilson                    Director                      July 28, 2000
---------------------------------
Ronald J. Gilson

*William M. Lyons                    Director                      July 28, 2000
---------------------------------
William M. Lyons

*Myron S. Scholes                    Director                      July 28, 2000
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Director                      July 28, 2000
---------------------------------
Kenneth E. Scott

*Isaac Stein                         Director                      July 28, 2000
---------------------------------
Isaac Stein

*James E. Stowers III                Director                      July 28, 2000
---------------------------------
James E. Stowers III

*Jeanne D. Wohlers                   Director                      July 28, 2000
---------------------------------
Jeanne D. Wohlers

/s/Charles C.S. Park
*by Charles C.S. Park,  Attorney in Fact
(pursuant to a Power of Attorney dated December 18, 1998).